UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: April 30, 2016

*	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Income Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund and MFS Lifetime 2055 Fund. The remaining series of the Registrant, MFS Equity Opportunities Fund, has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

April 30, 2016

MFS® LIFETIME® FUNDS

MFS® Lifetime® Income Fund

MFS® Lifetime® 2015 Fund

MFS® Lifetime® 2020 Fund

MFS® Lifetime® 2025 Fund

MFS® Lifetime® 2030 Fund

MFS® Lifetime® 2035 Fund

MFS® Lifetime® 2040 Fund

MFS® Lifetime® 2045 Fund

MFS® Lifetime® 2050 Fund

MFS® Lifetime® 2055 Fund

LTF-ANN

MFS® LIFETIME® FUNDS

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets have largely recovered after a significant bout of volatility earlier this year. Oil prices have rebounded sharply, and the dollar has weakened against most currencies. Global economic growth remains sluggish, and almost every major central bank — aside from the U.S. Federal Reserve — is continuing to loosen monetary policy. This should help keep interest rates lower for longer on a global basis.

Even with a weaker dollar, soft global growth continues to negatively impact U.S. exports. In Europe, a crucial referendum on Britain’s continued membership in the European Union is set for June 23. China continues to face headwinds in its shift to a consumer-led economy, which is weighing on its manufacturing sector. Emerging markets have been beneficiaries of the weaker U.S. dollar and firmer commodity prices.

At MFS®, we believe it is best to view markets through a long lens, and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Income Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	20.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Global Bond Fund	5.0%
MFS Value Fund	4.0%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS High Income Fund	3.0%
MFS Mid Cap Value Fund	3.0%
MFS Research International Fund	3.0%
MFS Mid Cap Growth Fund	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Absolute Return Fund	2.0%
MFS Commodity Strategy Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS International Growth Fund	1.0%
MFS International Value Fund	1.0%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2015 Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	19.9%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Global Bond Fund	5.0%
MFS Value Fund	4.0%
MFS Research Fund	4.0%
MFS Growth Fund	3.9%
MFS High Income Fund	3.0%
MFS Mid Cap Value Fund	3.0%
MFS Research International Fund	3.0%
MFS Mid Cap Growth Fund	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Absolute Return Fund	2.0%
MFS Commodity Strategy Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS International Growth Fund	1.0%
MFS International Value Fund	1.0%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2020 Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	15.6%
MFS Limited Maturity Fund	11.1%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Value Fund	5.8%
MFS Research Fund	5.7%
MFS Growth Fund	5.7%
MFS Global Bond Fund	5.0%
MFS High Income Fund	4.8%
MFS Mid Cap Value Fund	3.9%
MFS Research International Fund	3.9%
MFS Mid Cap Growth Fund	3.9%
MFS Emerging Markets Debt Fund	2.9%
MFS Absolute Return Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Growth Fund	1.9%
MFS International Value Fund	1.9%
MFS Commodity Strategy Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
MFS Global Real Estate Fund	1.0%
Cash & Cash Equivalents (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2025 Fund

Portfolio target allocation

Portfolio holdings
MFS Government Securities Fund	10.0%
MFS Total Return Bond Fund	8.8%
MFS Value Fund	7.8%
MFS Research Fund	7.7%
MFS Growth Fund	7.7%
MFS Inflation-Adjusted Bond Fund	7.4%
MFS Mid Cap Value Fund	6.6%
MFS Mid Cap Growth Fund	6.6%
MFS Research International Fund	5.7%
MFS Global Bond Fund	5.1%
MFS High Income Fund	5.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	2.9%
MFS International Value Fund	2.8%
MFS Commodity Strategy Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.4%
MFS Limited Maturity Fund	1.2%
MFS Absolute Return Fund	1.1%
MFS International New Discovery Fund	0.9%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2030 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	10.7%
MFS Growth Fund	10.5%
MFS Mid Cap Value Fund	8.8%
MFS Mid Cap Growth Fund	8.7%
MFS Research Fund	7.9%
MFS Research International Fund	6.9%
MFS Inflation-Adjusted Bond Fund	5.2%
MFS High Income Fund	5.1%
MFS International Growth Fund	4.8%
MFS International Value Fund	4.7%
MFS Commodity Strategy Fund	4.1%
MFS Total Return Bond Fund	3.6%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	2.9%
MFS Global Bond Fund	2.3%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	1.9%
MFS International New Discovery Fund	1.9%
MFS Government Securities Fund	1.1%
MFS Absolute Return Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%
Cash & Cash Equivalents (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2035 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	11.4%
MFS Growth Fund	11.3%
MFS Mid Cap Value Fund	9.4%
MFS Mid Cap Growth Fund	9.4%
MFS Research Fund	8.0%
MFS Research International Fund	7.5%
MFS International Growth Fund	5.9%
MFS International Value Fund	5.8%
MFS Commodity Strategy Fund	4.7%
MFS Inflation-Adjusted Bond Fund	3.9%
MFS Global Real Estate Fund	3.9%
MFS International New Discovery Fund	2.9%
MFS High Income Fund	2.8%
MFS Total Return Bond Fund	2.8%
MFS New Discovery Value Fund	2.2%
MFS New Discovery Fund	2.2%
MFS Emerging Markets Debt Fund	1.7%
MFS Emerging Markets Equity Fund	1.4%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Global Bond Fund	1.1%
MFS Absolute Return Fund	0.5%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2040 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.8%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	9.8%
MFS Research International Fund	8.0%
MFS Research Fund	7.9%
MFS International Growth Fund	6.9%
MFS International Value Fund	6.8%
MFS Commodity Strategy Fund	5.2%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	3.9%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	1.9%
MFS High Income Fund	0.3%
MFS Emerging Markets Debt Fund	0.2%
MFS Emerging Markets Debt Local Currency Fund	0.1%
MFS Global Bond Fund	0.1%
Cash & Cash Equivalents	0.1%
MFS Absolute Return Fund (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2045 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.9%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	9.9%
MFS Research International Fund	8.0%
MFS Research Fund	8.0%
MFS International Growth Fund	7.0%
MFS International Value Fund	6.9%
MFS Commodity Strategy Fund	5.2%
MFS Global Real Estate Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2050 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.9%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	9.9%
MFS Research International Fund	8.0%
MFS Research Fund	8.0%
MFS International Growth Fund	7.0%
MFS International Value Fund	6.9%
MFS Commodity Strategy Fund	5.2%
MFS Global Real Estate Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2055 Fund

Portfolio target allocation

Portfolio holdings
MFS Growth Fund	11.9%
MFS Value Fund	11.9%
MFS Mid Cap Value Fund	9.9%
MFS Mid Cap Growth Fund	9.9%
MFS Research Fund	8.0%
MFS Research International Fund	7.9%
MFS International Growth Fund	7.0%
MFS International Value Fund	6.9%
MFS Commodity Strategy Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Cash Equivalents	0.5%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

MFS Lifetime Funds

Market Environment

Sluggish global growth weighed on both developed and emerging market (“EM”) economies during the reporting period. EM economies have been particularly lackluster. While the US Federal Reserve (“Fed”) began its anticipated monetary policy tightening cycle in the middle of the period, Fed officials said they would be cautious regarding further tightening due to concerns over global economic and financial conditions. Other large developed economies continued to embrace accommodative monetary policies, particularly the European Central Bank and the Bank of Japan. Focus remained on China after policy missteps by the Chinese government roiled global markets over the summer, beginning with the uncoordinated response to the stock market’s boom and bust and then the confusing decision to devalue the renminbi in August. China subsequently ramped up a wide range of monetary and fiscal measures in an attempt to stimulate the economy, bolster sentiment and stabilize its currency. China’s economy showed signs of stabilization at the end of the period.

During the second half of the reporting period, many US companies faced significant headwinds to earnings caused primarily by the sharp decline in the prices of oil and other commodities. Earnings contractions were concentrated primarily in the energy, materials and industrial sectors, though they began to spread more broadly later in the period. The sharp rise in the US dollar also weighed on earnings early in the period, though dollar strength ebbed significantly late in the period. Global trade was dampened by falling demand in emerging markets. Beyond the Fed’s interest rate hike in December, tighter financial conditions rippled through the economy before subsiding late in the period. Consumer spending held up well during the second half of the period amid a modest increase in real wages and falling gasoline prices. Demand for autos reached near-record territory late in the period. In emerging markets, weaker Chinese growth, which drove the decline in commodity prices, weighed on economies and asset prices. Structural factors like floating exchange rates and fiscal buffers partially offset these cyclical headwinds.

MFS Lifetime Income Fund

Summary of Results

For the twelve months ended April 30, 2016, Class A shares of the MFS Lifetime Income Fund (“fund”) provided a total return of 0.58%, at net asset value. This compares with a return of 2.72% for the fund’s benchmark, the Barclays U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime Income Fund Blended Index (“Blended Index”), generated a return of 1.80%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, bond markets generally outperformed equity markets. However, within the fixed income segment of the fund, the MFS Limited Maturity Fund held back relative performance during the period driven by the fund’s shorter duration stance. Widening credit spreads weighed on the MFS Total Return Bond Fund and MFS High Income Fund further dampening relative performance. The MFS Inflation-Adjusted Bond Fund also detracted from relative returns. On the positive side, the fund’s investment in the MFS Global Bond Fund contributed to relative performance over the reporting period as this market segment performed well within the general bond space.

The fund’s allocation to US equity funds detracted from relative returns during the period, particularly its investment in the MFS New Discovery Fund. Additionally, allocations down the capitalization spectrum to small/mid cap portfolios, particularly on the growth side, detracted from relative performance. However, the fund’s investment in the large cap MFS Value Fund and the large cap MFS Growth Fund supported relative results as these market segments performed well during the reporting period.

The MFS International Value Fund was a notable contributor to relative performance as this fund returned positive absolute performance in a poor performing market segment.

Within the specialty funds segment, the MFS Global Real Estate Fund contributed positively to relative results. Despite the MFS Commodity Strategy Fund outpacing its respective market segment, the fund held back performance as commodities underperformed on an absolute basis.

MFS Lifetime 2015 Fund

Summary of Results

For the twelve months ended April 30, 2016, Class A shares of the MFS Lifetime 2015 Fund (“fund”) provided a total return of 0.59%, at net asset value. This compares with a return of 2.72% for the fund’s benchmark, the Barclays U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime 2015 Fund Blended Index (“Blended Index”), generated a return of 1.78%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Management Review – continued

Factors Affecting Performance

During the reporting period, bond markets generally outperformed equity markets. However, within the fixed income segment of the fund, the MFS Limited Maturity Fund held back relative performance during the period driven by the fund’s shorter duration stance. Widening credit spreads weighed on the MFS Total Return Bond Fund and MFS High Income Fund further dampening relative performance. The MFS Inflation-Adjusted Bond Fund also detracted from relative returns. On the positive side, the fund’s investment in the MFS Global Bond Fund contributed to relative performance over the reporting period as this market space performed well within the general bond space.

The fund’s allocation to US equity funds detracted from relative returns during the period, particularly its investment in the MFS New Discovery Fund. Additionally, allocations down the capitalization spectrum to small/mid cap portfolios, particularly on the growth side, detracted from relative performance. However, the fund’s investment in the large cap MFS Value Fund and the large cap MFS Growth Fund supported relative results as these market segments performed well during the reporting period.

The MFS International Value Fund was a notable contributor to relative performance as this fund returned positive absolute performance in a poor performing market segment.

Within the specialty funds segment, the MFS Global Real Estate Fund contributed positively to relative results. Despite the MFS Commodity Strategy Fund outpacing its respective market segment, the fund held back performance as commodities underperformed on an absolute basis.

MFS Lifetime 2020 Fund

Summary of Results

For the twelve months ended April 30, 2016, Class A shares of the MFS Lifetime 2020 Fund (“fund”) provided a total return of 0.20%, at net asset value. This compares with a return of 1.21% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2020 Fund Blended Index (“Blended Index”), generated a return of 1.31%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, bond markets generally outperformed equity markets. However, within the fixed income segment of the fund, widening credit spreads negatively impacted the MFS High Income Fund and the MFS Emerging Markets Debt Local Currency Fund. The MFS Limited Maturity Fund held back relative performance during the period driven by the fund’s shorter duration stance. The MFS Inflation-Adjusted Bond Fund also detracted from relative returns. On the positive side, the fund’s investment in the MFS Global Bond Fund contributed to relative performance over the reporting period as this market space performed well within the general bond space.

The fund’s allocation to US equity funds detracted from relative returns during the period, particularly its investment in the MFS New Discovery Fund. Additionally, allocations down the capitalization spectrum to small/mid cap portfolios, particularly on the growth side, detracted from relative performance. However, the fund’s investment in the large cap MFS Value Fund and the large cap MFS Growth Fund supported relative results as these market segments performed well during the reporting period.

The MFS International Value Fund was a notable contributor to relative performance as this fund returned positive absolute performance in a poor performing market segment. The fund’s investment in the MFS Research International Fund weighed on relative performance as it underperformed its representative benchmark.

Within the specialty funds segment, the MFS Global Real Estate Fund contributed positively to relative results. Despite the MFS Commodity Strategy Fund outpacing its respective market segment, the fund held back performance as commodities underperformed on an absolute basis.

MFS Lifetime 2025 Fund

Summary of Results

For the twelve months ended April 30, 2016, Class A shares of the MFS Lifetime 2025 Fund (“fund”) provided a total return of –0.60%, at net asset value. This compares with a return of 1.21% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2025 Fund Blended Index (“Blended Index”), generated a return of 0.10%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Management Review – continued

Factors Affecting Performance

During the reporting period, bond markets generally outperformed equity markets. However, within the fixed income segment of the fund, widening credit spreads weighed on the MFS High Income Fund and the MFS Emerging Markets Debt Local Currency Fund. The MFS Inflation-Adjusted Bond Fund also detracted from relative returns. On the positive side, the fund’s investment in the MFS Global Bond Fund contributed to relative performance over the reporting period as this market space performed well within the general bond space.

The fund’s allocation to US equity funds detracted from relative returns during the period, particularly its investment in the MFS Mid Cap Growth Fund and the MFS New Discovery Fund. However, the fund’s investment in the large cap MFS Value Fund and the large cap MFS Growth Fund supported relative results as these market segments performed well during the reporting period.

The MFS International Value Fund was a notable contributor to relative performance as this fund returned positive absolute performance in a poor performing market segment. The fund’s investment in the MFS Research International Fund weighed on relative performance as it underperformed its representative benchmark.

Within the specialty funds segment, the MFS Global Real Estate Fund contributed positively to relative results. Despite the MFS Commodity Strategy Fund outpacing its respective market segment, the fund held back performance as commodities underperformed on an absolute basis.

MFS Lifetime 2030 Fund

Summary of Results

For the twelve months ended April 30, 2016, Class A shares of the MFS Lifetime 2030 Fund (“fund”) provided a total return of –1.51%, at net asset value. This compares with a return of 1.21% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2030 Fund Blended Index (“Blended Index”), generated a return of –1.13%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, bond markets generally outperformed equity markets. However, within the fixed income segment of the fund, widening credit spreads weighed on the MFS High Income Fund and the MFS Emerging Markets Debt Local Currency Fund. The MFS Inflation-Adjusted Bond Fund also detracted from relative returns. On the positive side, the fund’s investment in the MFS Global Bond Fund contributed to relative performance over the reporting period as this market space performed well within the general bond space.

The fund’s allocation to US equity funds detracted from relative returns during the period, particularly its investment in the MFS Mid Cap Growth Fund, MFS New Discovery Fund and the MFS Mid Cap Value Fund. However, the fund’s investment in the large cap MFS Value Fund and the large cap MFS Growth Fund supported relative results as these market segments performed well during the reporting period.

The MFS International Value Fund was a notable contributor to relative performance as this fund returned positive absolute performance in a poor performing market segment. The fund’s investment in the MFS Research International Fund weighed on relative performance as it underperformed its representative benchmark.

Within the specialty funds segment, the MFS Global Real Estate Fund contributed positively to relative results. Despite the MFS Commodity Strategy Fund outpacing its respective market segment, the fund held back performance as commodities underperformed on an absolute basis.

MFS Lifetime 2035 Fund

Summary of Results

For the twelve months ended April 30, 2016, Class A shares of the MFS Lifetime 2035 Fund (“fund”) provided a total return of –1.71%, at net asset value. This compares with a return of 1.21% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2035 Fund Blended Index (“Blended Index”), generated a return of –1.77%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, bond markets generally outperformed equity markets. However, within the fixed income segment of the fund, widening credit spreads weighed on the MFS High Income Fund and the MFS Emerging Markets Debt Local Currency Fund. The MFS Inflation-Adjusted Bond Fund also detracted from relative returns.

Management Review – continued

The fund’s allocation to US equity funds detracted from relative returns during the period, particularly its investment in the MFS New Discovery Fund and MFS Mid Cap Growth Fund. Conversely, the fund’s investment in the large cap MFS Value Fund and the large cap MFS Growth Fund supported relative results as these market segments performed well during the reporting period.

The fund’s investment in the MFS International Value Fund, MFS International Growth Fund and MFS International New Discovery Fund, was a positive contributor to relative performance. The fund’s investment in the MFS Research International Fund weighed on relative performance as it underperformed its representative benchmark.

Within the specialty funds segment, the MFS Global Real Estate Fund contributed positively to relative results. Despite the MFS Commodity Strategy Fund outpacing its respective market segment, the fund held back performance as commodities underperformed on an absolute basis.

MFS Lifetime 2040 Fund

Summary of Results

For the twelve months ended April 30, 2016, Class A shares of the MFS Lifetime 2040 Fund (“fund”) provided a total return of –1.94%, at net asset value. This compares with a return of 1.21% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2040 Fund Blended Index (“Blended Index”), generated a return of –2.40%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, bond markets generally outperformed equity markets. The fund’s allocation to US equity funds detracted from relative returns during the period, particularly its investment in the MFS New Discovery Fund and MFS Mid Cap Growth Fund. Conversely, the fund’s investment in the large cap MFS Value Fund and the large cap MFS Growth Fund supported relative results as these market segments performed well during the reporting period.

The fund’s investment in the MFS International Value Fund, MFS International New Discovery Fund and MFS International Growth Fund, was a positive contributor to relative performance. The fund’s investment in the MFS Research International Fund weighed on relative performance as it underperformed its representative benchmark.

Within the specialty funds segment, the MFS Global Real Estate Fund contributed positively to relative results. Despite the MFS Commodity Strategy Fund outpacing its respective market segment, the fund held back performance as commodities underperformed on an absolute basis.

MFS Lifetime 2045 Fund

Summary of Results

For the twelve months ended April 30, 2016, Class A shares of the MFS Lifetime 2045 Fund (“fund”) provided a total return of –1.93%, at net asset value. This compares with a return of 1.21% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2045 Fund Blended Index (“Blended Index”), generated a return of –2.39%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, bond markets generally outperformed equity markets. The fund’s allocation to US equity funds detracted from relative returns during the period, particularly its investment in the MFS New Discovery Fund and MFS Mid Cap Growth Fund. Conversely, the fund’s investment in the large cap MFS Value Fund and the large cap MFS Growth Fund supported relative results as these market segments performed well during the reporting period.

The fund’s investment in the MFS International Value Fund, MFS International New Discovery Fund and MFS International Growth Fund, was a positive contributor to relative performance. The fund’s investment in the MFS Research International Fund weighed on relative performance as it underperformed its representative benchmark.

Within the specialty funds segment, the MFS Global Real Estate Fund contributed positively to relative results. Despite the MFS Commodity Strategy Fund outpacing its respective market segment, the fund held back performance as commodities underperformed on an absolute basis.

Management Review – continued

MFS Lifetime 2050 Fund

Summary of Results

For the twelve months ended April 30, 2016, Class A shares of the MFS Lifetime 2050 Fund (“fund”) provided a total return of –1.89%, at net asset value. This compares with a return of 1.21% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2050 Fund Blended Index (“Blended Index”), generated a return of –2.39%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, bond markets generally outperformed equity markets. The fund’s allocation to US equity funds detracted from relative returns during the period, particularly its investment in the MFS New Discovery Fund and MFS Mid Cap Growth Fund. Conversely, the fund’s investment in the large cap MFS Value Fund and the large cap MFS Growth Fund supported relative results as these market segments performed well during the reporting period.

The fund’s investment in the MFS International Value Fund, MFS International New Discovery Fund and MFS International Growth Fund, was a positive contributor to relative performance. The fund’s investment in the MFS Research International Fund weighed on relative performance as it underperformed its representative benchmark.

Within the specialty funds segment, the MFS Global Real Estate Fund contributed positively to relative results. Despite the MFS Commodity Strategy Fund outpacing its respective market segment, the fund held back performance as commodities underperformed on an absolute basis.

MFS Lifetime 2055 Fund

Summary of Results

For the twelve months ended April 30, 2016, Class A shares of the MFS Lifetime 2055 Fund (“fund”) provided a total return of –1.81%, at net asset value. This compares with a return of 1.21% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2055 Fund Blended Index (“Blended Index”), generated a return of –2.39%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, bond markets generally outperformed equity markets. The fund’s allocation to US equity funds detracted from relative returns during the period, particularly its investment in the MFS New Discovery Fund and MFS Mid Cap Growth Fund. Conversely, the fund’s investment in the large cap MFS Value Fund and the large cap MFS Growth Fund supported relative results as these market segments performed well during the reporting period.

The fund’s investment in the MFS International Value Fund, MFS International New Discovery Fund and MFS International Growth Fund, was a positive contributor to relative performance. The fund’s investment in the MFS Research International Fund weighed on relative performance as it underperformed its representative benchmark.

Within the specialty funds segment, the MFS Global Real Estate Fund contributed positively to relative results. Despite the MFS Commodity Strategy Fund outpacing its respective market segment, the fund held back performance as commodities underperformed on an absolute basis.

Respectfully,

Joseph Flaherty

Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 4/30/16

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS Lifetime Income Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 4/30/16

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/05	0.58%	3.86%	5.21%	N/A
B	9/29/05	(0.16)%	3.07%	4.46%	N/A
C	9/29/05	(0.16)%	3.09%	4.46%	N/A
I	9/29/05	0.75%	4.11%	5.51%	N/A
R1	9/29/05	(0.16)%	3.09%	4.45%	N/A
R2	9/29/05	0.25%	3.59%	4.96%	N/A
R3	9/29/05	0.50%	3.86%	5.22%	N/A
R4	9/29/05	0.75%	4.10%	5.49%	N/A
529A	1/08/15	0.53%	N/A	N/A	1.99%
529B	1/08/15	(0.22)%	N/A	N/A	1.23%
529C	1/08/15	(0.22)%	N/A	N/A	1.23%

Performance Summary – continued

Comparative benchmarks
Share Class	1-yr	5-yr	10-yr	Life (t)
Barclays U.S. Aggregate Bond Index (f)	2.72%	3.60%	4.95%	N/A
MFS Lifetime Income Fund Blended Index (f)(z)	1.80%	5.02%	5.71%	N/A
Bloomberg Commodity Index (f)	(17.45)%	(13.32)%	(6.01)%	N/A
FTSE EPRA/NAREIT Developed Real Estate Index (f)	2.79%	7.39%	4.62%	N/A
MSCI EAFE Index (f)	(8.89)%	2.16%	2.09%	N/A
Standard & Poor’s 500 Stock Index (f)	1.21%	11.02%	6.91%	N/A

With sales charge
A With Initial Sales Charge (5.75%)	(5.20)%	2.64%	4.59%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(4.10)%	2.72%	4.46%	N/A
C With CDSC (1% for 12 months) (v)	(1.15)%	3.09%	4.46%	N/A
529A With Initial Sales Charge (5.75%)	(5.25)%	N/A	N/A	(2.52)%
529B With CDSC (Declining over six years from 4% to 0%) (v)	(4.15)%	N/A	N/A	(1.83)%
529C With CDSC (1% for 12 months) (v)	(1.20)%	N/A	N/A	1.23%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime Income Fund Blended Index) are comprised of 73% Barclays U.S. Aggregate Bond Index, 20% Standard & Poor’s 500 Stock Index, 5% MSCI EAFE Index, 1% FTSE EPRA/NAREIT Developed Real Estate Index, and 1% Bloomberg Commodity Index.

See Benchmark Definitions and Notes to Performance Summary

Performance Summary – continued

MFS Lifetime 2015 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/16

Without sales charge

Share Class	Class Inception Date	1-yr	Life (t)
A	11/02/12	0.59%	4.06%
B	11/02/12	(0.14)%	3.28%
C	11/02/12	(0.17)%	3.27%
I	11/02/12	0.83%	4.30%
R1	11/02/12	(0.11)%	3.28%
R2	11/02/12	0.29%	3.78%
R3	11/02/12	0.63%	4.06%
R4	11/02/12	0.83%	4.30%

Comparative benchmarks
Barclays U.S. Aggregate Bond Index (f)		2.72%	2.26%
MFS Lifetime 2015 Fund Blended Index (f)(z)		1.78%	5.14%
Bloomberg Commodity Index (f)		(17.45)%	(13.63)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		2.79%	8.55%
MSCI EAFE Index (f)		(8.89)%	6.17%
Standard & Poor’s 500 Stock Index (f)		1.21%	13.54%

With sales charge
A With Initial Sales Charge (5.75%)		(5.20)%	2.32%
B With CDSC (Declining over six years from 4% to 0%) (v)		(4.05)%	2.48%
C With CDSC (1% for 12 months) (v)		(1.15)%	3.27%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2015 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/16	4/30/15
Barclays U.S. Aggregate Bond Index	73.00%	71.90%
Standard & Poor’s 500 Stock Index	20.00%	20.80%
MSCI EAFE Index	5.00%	5.30%
Bloomberg Commodity Index	1.00%	1.00%
FTSE EPRA/NAREIT Developed Real Estate Index	1.00%	1.00%

See Benchmark Definitions and Notes to Performance Summary

Performance Summary – continued

MFS Lifetime 2020 Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 4/30/16

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr
A	9/29/05	0.20%	4.87%	4.68%
B	9/29/05	(0.49)%	4.10%	3.92%
C	9/29/05	(0.53)%	4.09%	3.92%
I	9/29/05	0.45%	5.14%	4.96%
R1	9/29/05	(0.54)%	4.09%	3.91%
R2	9/29/05	0.01%	4.61%	4.42%
R3	9/29/05	0.20%	4.87%	4.67%
R4	9/29/05	0.53%	5.15%	4.95%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		1.21%	11.02%	6.91%
MFS Lifetime 2020 Fund Blended Index (f)(z)		1.31%	5.74%	4.84%
Barclays U.S. Aggregate Bond Index (f)		2.72%	3.60%	4.95%
Bloomberg Commodity Index (f)		(17.45)%	(13.32)%	(6.01)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		2.79%	7.39%	4.62%
MSCI EAFE Index (f)		(8.89)%	2.16%	2.09%

With sales charge
A With Initial Sales Charge (5.75%)		(5.56)%	3.63%	4.06%
B With CDSC (Declining over six years from 4% to 0%) (v)		(4.36)%	3.76%	3.92%
C With CDSC (1% for 12 months) (v)		(1.50)%	4.09%	3.92%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2020 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/16	4/30/15
Barclays U.S. Aggregate Bond Index	63.10%	59.90%
Standard & Poor’s 500 Stock Index	27.20%	29.30%
MSCI EAFE Index	7.70%	8.50%
Bloomberg Commodity Index	1.00%	1.20%
FTSE EPRA/NAREIT Developed Real Estate Index	1.00%	1.10%

See Benchmark Definitions and Notes to Performance Summary

Performance Summary – continued

MFS Lifetime 2025 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/16

Without sales charge

Share Class	Class Inception Date	1-yr	Life (t)
A	11/02/12	(0.60)%	7.13%
B	11/02/12	(1.37)%	6.31%
C	11/02/12	(1.37)%	6.31%
I	11/02/12	(0.39)%	7.36%
R1	11/02/12	(1.40)%	6.30%
R2	11/02/12	(0.89)%	6.85%
R3	11/02/12	(0.60)%	7.10%
R4	11/02/12	(0.40)%	7.36%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		1.21%	13.54%
MFS Lifetime 2025 Fund Blended Index (f)(z)		0.10%	7.84%
Barclays U.S. Aggregate Bond Index (f)		2.72%	2.26%
Bloomberg Commodity Index (f)		(17.45)%	(13.63)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		2.79%	8.55%
MSCI EAFE Index (f)		(8.89)%	6.17%

With sales charge
A With Initial Sales Charge (5.75%)		(6.31)%	5.33%
B With CDSC (Declining over six years from 4% to 0%) (v)		(5.23)%	5.56%
C With CDSC (1% for 12 months) (v)		(2.33)%	6.31%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2025 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/16	4/30/15
Standard & Poor’s 500 Stock Index	39.70%	42.10%
Barclays U.S. Aggregate Bond Index	43.10%	39.00%
MSCI EAFE Index	12.50%	13.70%
Bloomberg Commodity Index	2.80%	3.10%
FTSE EPRA/NAREIT Developed Real Estate Index	1.90%	2.10%

See Benchmark Definitions and Notes to Performance Summary

Performance Summary – continued

MFS Lifetime 2030 Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 4/30/16

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr
A	9/29/05	(1.51)%	6.06%	4.69%
B	9/29/05	(2.27)%	5.28%	3.93%
C	9/29/05	(2.20)%	5.26%	3.93%
I	9/29/05	(1.19)%	6.35%	4.99%
R1	9/29/05	(2.18)%	5.27%	3.92%
R2	9/29/05	(1.78)%	5.79%	4.43%
R3	9/29/05	(1.52)%	6.05%	4.68%
R4	9/29/05	(1.26)%	6.32%	4.95%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		1.21%	11.02%	6.91%
MFS Lifetime 2030 Fund Blended Index (f)(z)		(1.13)%	6.67%	4.78%
Barclays U.S. Aggregate Bond Index (f)		2.72%	3.60%	4.95%
Bloomberg Commodity Index (f)		(17.45)%	(13.32)%	(6.01)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		2.79%	7.39%	4.62%
MSCI EAFE Index (f)		(8.89)%	2.16%	2.09%

With sales charge
A With Initial Sales Charge (5.75%)		(7.17)%	4.81%	4.08%
B With CDSC (Declining over six years from 4% to 0%) (v)		(6.09)%	4.95%	3.93%
C With CDSC (1% for 12 months) (v)		(3.15)%	5.26%	3.93%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2030 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/16	4/30/15
Standard & Poor’s 500 Stock Index	50.90%	52.25%
MSCI EAFE Index	19.30%	20.40%
Barclays U.S. Aggregate Bond Index	23.00%	20.20%
Bloomberg Commodity Index	3.90%	4.05%
FTSE EPRA/NAREIT Developed Real Estate Index	2.90%	3.10%

See Benchmark Definitions and Notes to Performance Summary

Performance Summary – continued

MFS Lifetime 2035 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/16

Without sales charge

Share Class	Class Inception Date	1-yr	Life (t)
A	11/02/12	(1.71)%	8.58%
B	11/02/12	(2.45)%	7.78%
C	11/02/12	(2.40)%	7.80%
I	11/02/12	(1.40)%	8.88%
R1	11/02/12	(2.39)%	7.79%
R2	11/02/12	(1.87)%	8.34%
R3	11/02/12	(1.63)%	8.62%
R4	11/02/12	(1.48)%	8.85%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		1.21%	13.54%
MFS Lifetime 2035 Fund Blended Index (f)(z)		(1.77)%	9.14%
Barclays U.S. Aggregate Bond Index (f)		2.72%	2.26%
Bloomberg Commodity Index (f)		(17.45)%	(13.63)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		2.79%	8.55%
MSCI EAFE Index (f)		(8.89)%	6.17%

With sales charge
A With Initial Sales Charge (5.75%)		(7.36)%	6.76%
B With CDSC (Declining over six years from 4% to 0%) (v)		(6.26)%	7.06%
C With CDSC (1% for 12 months) (v)		(3.35)%	7.80%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2035 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/16	4/30/15
Standard & Poor’s 500 Stock Index	54.30%	54.75%
MSCI EAFE Index	23.60%	24.40%
Barclays U.S. Aggregate Bond Index	13.80%	12.20%
Bloomberg Commodity Index	4.50%	4.55%
FTSE EPRA/NAREIT Developed Real Estate Index	3.90%	4.10%

See Benchmark Definitions and Notes to Performance Summary

Performance Summary – continued

MFS Lifetime 2040 Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 4/30/16

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr
A	9/29/05	(1.94)%	6.37%	4.73%
B	9/29/05	(2.69)%	5.56%	3.97%
C	9/29/05	(2.71)%	5.56%	3.97%
I	9/29/05	(1.68)%	6.63%	5.02%
R1	9/29/05	(2.70)%	5.57%	3.96%
R2	9/29/05	(2.18)%	6.09%	4.47%
R3	9/29/05	(1.93)%	6.37%	4.73%
R4	9/29/05	(1.68)%	6.64%	5.00%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		1.21%	11.02%	6.91%
MFS Lifetime 2040 Fund Blended Index (f)(z)		(2.40)%	6.77%	4.74%
Barclays U.S. Aggregate Bond Index (f)		2.72%	3.60%	4.95%
Bloomberg Commodity Index (f)		(17.45)%	(13.32)%	(6.01)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		2.79%	7.39%	4.62%
MSCI EAFE Index (f)		(8.89)%	2.16%	2.09%

With sales charge
A With initial Sales Charge (5.75%)		(7.57)%	5.11%	4.11%
B With CDSC (Declining over six years from 4% to 0%) (v)		(6.48)%	5.24%	3.97%
C With CDSC (1% for 12 months) (v)		(3.65)%	5.56%	3.97%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2040 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/16	4/30/15
Standard & Poor’s 500 Stock Index	56.75%	57.00%
MSCI EAFE Index	27.60%	28.00%
Barclays U.S. Aggregate Bond Index	5.80%	5.00%
Bloomberg Commodity Index	4.95%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	4.90%	5.00%

See Benchmark Definitions and Notes to Performance Summary

Performance Summary – continued

MFS Lifetime 2045 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/16

Without sales charge

Share Class	Class Inception Date	1-yr	Life (t)
A	11/02/12	(1.93)%	8.90%
B	11/02/12	(2.67)%	8.03%
C	11/02/12	(2.64)%	8.05%
I	11/02/12	(1.66)%	9.13%
R1	11/02/12	(2.66)%	8.04%
R2	11/02/12	(2.20)%	8.59%
R3	11/02/12	(1.87)%	8.87%
R4	11/02/12	(1.67)%	9.11%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		1.21%	13.54%
MFS Lifetime 2045 Fund Blended Index (f)(z)		(2.39)%	9.27%
Barclays U.S. Aggregate Bond Index (f)		2.72%	2.26%
Bloomberg Commodity Index (f)		(17.45)%	(13.63)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		2.79%	8.55%
MSCI EAFE Index (f)		(8.89)%	6.17%

With sales charge
A With Initial Sales Charge (5.75%)		(7.57)%	7.07%
B With CDSC (Declining over six years from 4% to 0%) (v)		(6.48)%	7.32%
C With CDSC (1% for 12 months) (v)		(3.59)%	8.05%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2045 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/16	4/30/15
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	5.00%	5.00%

See Benchmark Definitions and Notes to Performance Summary

Performance Summary – continued

MFS Lifetime 2050 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/16

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	Life (t)
A	9/15/10	(1.89)%	6.43%	9.53%
B	9/15/10	(2.59)%	5.63%	8.72%
C	9/15/10	(2.59)%	5.63%	8.72%
I	9/15/10	(1.61)%	6.70%	9.81%
R1	9/15/10	(2.64)%	5.62%	8.71%
R2	9/15/10	(2.16)%	6.15%	9.26%
R3	9/15/10	(1.96)%	6.41%	9.53%
R4	9/15/10	(1.68)%	6.68%	9.80%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		1.21%	11.02%	13.84%
MFS Lifetime 2050 Fund Blended Index (f)(z)		(2.39)%	6.77%	9.61%
Barclays U.S. Aggregate Bond Index (f)		2.72%	3.60%	3.34%
Bloomberg Commodity Index (f)		(17.45)%	(13.32)%	(8.07)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		2.79%	7.39%	9.64%
MSCI EAFE Index (f)		(8.89)%	2.16%	5.17%

With sales charge
A With Initial Sales Charge (5.75%)		(7.53)%	5.18%	8.39%
B With CDSC (Declining over six years from 4% to 0%) (v)		(6.41)%	5.30%	8.60%
C With CDSC (1% for 12 months) (v)		(3.54)%	5.63%	8.72%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2050 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/16	4/30/15
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	5.00%	5.00%

See Benchmark Definitions and Notes to Performance Summary

Performance Summary – continued

MFS Lifetime 2055 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/16

Without sales charge

Share Class	Class Inception Date	1-yr	Life (t)
A	11/02/12	(1.81)%	8.91%
B	11/02/12	(2.58)%	8.09%
C	11/02/12	(2.59)%	8.09%
I	11/02/12	(1.61)%	9.17%
R1	11/02/12	(2.62)%	8.08%
R2	11/02/12	(2.12)%	8.61%
R3	11/02/12	(1.89)%	8.89%
R4	11/02/12	(1.61)%	9.17%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		1.21%	13.54%
MFS Lifetime 2055 Fund Blended Index (f)(z)		(2.39)%	9.27%
Barclays U.S. Aggregate Bond Index (f)		2.72%	2.26%
Bloomberg Commodity Index (f)		(17.45)%	(13.63)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		2.79%	8.55%
MSCI EAFE Index (f)		(8.89)%	6.17%

With sales charge
A With Initial Sales Charge (5.75%)		(7.45)%	7.07%
B With CDSC (Declining over six years from 4% to 0%) (v)		(6.41)%	7.37%
C With CDSC (1% for 12 months) (v)		(3.55)%	8.09%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2055 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/16	4/30/15
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	5.00%	5.00%

Benchmark Definitions

Barclays U.S. Aggregate Bond Index – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

Bloomberg Commodity Index – a highly liquid and diversified benchmark for the commodity futures market. The index tracks trades on futures contracts for physical commodities, such as energy (petroleum, gas), precious metals (gold, silver), industrial metals (zinc, copper), grains (corn, wheat), livestock (pork bellies), among others, and are traded in a variety of currencies.

FTSE EPRA/NAREIT Developed Real Estate Index – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

MSCI EAFE Index – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

Notes to Performance Summary

Class 529 shares, which currently are only offered by the MFS Lifetime Income Fund, are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods, for certain classes for certain funds.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, November 1, 2015 through April 30, 2016

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Expenses Paid During Period (p) 11/01/15-4/30/16
A	Actual	0.25%	$1,000.00	$1,018.48	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$1,014.70	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$1,015.54	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,019.74	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$1,014.69	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,017.22	$2.51
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,018.48	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,019.74	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
529A	Actual	0.29%	$1,000.00	$1,017.96	$1.46
	Hypothetical (h)	0.29%	$1,000.00	$1,023.42	$1.46
529B	Actual	1.04%	$1,000.00	$1,014.18	$5.21
	Hypothetical (h)	1.04%	$1,000.00	$1,019.69	$5.22
529C	Actual	1.04%	$1,000.00	$1,014.18	$5.21
	Hypothetical (h)	1.04%	$1,000.00	$1,019.69	$5.22

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime Income Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2015 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Expenses Paid During Period (p) 11/01/15-4/30/16
A	Actual	0.25%	$1,000.00	$1,018.96	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$1,015.43	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$1,015.28	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,020.50	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$1,014.82	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,016.98	$2.51
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,019.37	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,019.55	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Expenses Paid During Period (p) 11/01/15-4/30/16
A	Actual	0.25%	$1,000.00	$1,017.79	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$1,013.99	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$1,014.56	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,019.53	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$1,014.30	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,016.72	$2.51
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,017.83	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,019.58	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2025 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Expenses Paid During Period (p) 11/01/15-4/30/16
A	Actual	0.23%	$1,000.00	$1,013.17	$1.15
	Hypothetical (h)	0.23%	$1,000.00	$1,023.72	$1.16
B	Actual	1.00%	$1,000.00	$1,009.64	$5.00
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$1,008.89	$4.99
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,014.32	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$1,009.26	$5.00
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,011.84	$2.50
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,013.15	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,014.30	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2025 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Expenses Paid During Period (p) 11/01/15-4/30/16
A	Actual	0.24%	$1,000.00	$1,007.80	$1.20
	Hypothetical (h)	0.24%	$1,000.00	$1,023.67	$1.21
B	Actual	1.00%	$1,000.00	$1,003.89	$4.98
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$1,004.02	$4.98
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,009.50	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$1,004.06	$4.98
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,005.94	$2.49
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,007.75	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,008.81	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2030 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2035 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Expenses Paid During Period (p) 11/01/15-4/30/16
A	Actual	0.25%	$1,000.00	$1,005.37	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$1,001.18	$4.98
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$1,001.75	$4.98
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,006.87	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$1,002.43	$4.98
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,004.62	$2.49
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,005.43	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,006.85	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Expenses Paid During Period (p) 11/01/15-4/30/16
A	Actual	0.24%	$1,000.00	$1,002.27	$1.19
	Hypothetical (h)	0.24%	$1,000.00	$1,023.67	$1.21
B	Actual	1.00%	$1,000.00	$998.90	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$999.03	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,004.05	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$998.96	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,001.31	$2.49
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,003.03	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,004.06	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2040 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2045 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Expenses Paid During Period (p) 11/01/15-4/30/16
A	Actual	0.24%	$1,000.00	$1,002.81	$1.20
	Hypothetical (h)	0.24%	$1,000.00	$1,023.67	$1.21
B	Actual	1.00%	$1,000.00	$998.52	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$998.90	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,003.97	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$998.51	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,001.70	$2.49
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,002.70	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,003.95	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2045 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2050 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Expenses Paid During Period (p) 11/01/15-4/30/16
A	Actual	0.25%	$1,000.00	$1,002.54	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$999.50	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$999.03	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,004.13	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$998.54	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,001.34	$2.49
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,002.63	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,004.14	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2055 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Expenses Paid During Period (p) 11/01/15-4/30/16
A	Actual	0.25%	$1,000.00	$1,003.29	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$999.38	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$999.35	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,004.49	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$998.88	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,001.68	$2.49
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,003.16	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,004.49	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/16

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME INCOME FUND

Underlying Affiliated Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	1,166,265	$10,962,894
MFS Commodity Strategy Fund - Class R5 (v)	956,465	5,643,141
MFS Emerging Markets Debt Fund - Class R5	759,751	10,978,397
MFS Emerging Markets Debt Local Currency Fund - Class R5	794,335	5,536,518
MFS Global Bond Fund - Class R5	3,082,063	27,584,462
MFS Global Real Estate Fund - Class R5	341,907	5,436,317
MFS Government Securities Fund - Class R5	5,380,338	54,610,434
MFS Growth Fund - Class R5	296,281	21,554,418
MFS High Income Fund - Class R5	5,036,235	16,518,850
MFS Inflation-Adjusted Bond Fund - Class R5	5,219,582	54,910,006
MFS International Growth Fund - Class R5	205,144	5,426,058
MFS International Value Fund - Class R5	153,277	5,398,413
MFS Limited Maturity Fund - Class R5	18,240,626	109,261,347
MFS Mid Cap Growth Fund - Class R5	1,114,891	16,232,812
MFS Mid Cap Value Fund - Class R5	816,476	16,362,182
MFS New Discovery Fund - Class R5 (a)	226,136	5,440,825
MFS New Discovery Value Fund - Class R5	429,226	5,459,751
MFS Research Fund - Class R5	594,826	21,681,425
MFS Research International Fund - Class R5	1,063,926	16,299,348
MFS Total Return Bond Fund - Class R5	10,150,875	109,527,937
MFS Value Fund - Class R5	637,423	21,812,621
Total Underlying Affiliated Funds (Identified Cost, $507,510,607)		$546,638,156

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	616,542	$616,542
Total Investments (Identified Cost, $508,127,149)		$547,254,698

Other Assets, Less Liabilities - 0.1%		388,151
Net Assets - 100.0%		$547,642,849

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2015 FUND

Underlying Affiliated Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	114,402	$1,075,379
MFS Commodity Strategy Fund - Class R5 (v)	93,564	552,027
MFS Emerging Markets Debt Fund - Class R5	74,448	1,075,775
MFS Emerging Markets Debt Local Currency Fund - Class R5	78,056	544,052
MFS Global Bond Fund - Class R5	302,516	2,707,523
MFS Global Real Estate Fund - Class R5	33,675	535,427
MFS Government Securities Fund - Class R5	528,870	5,368,033
MFS Growth Fund - Class R5	29,412	2,139,719
MFS High Income Fund - Class R5	491,627	1,612,536
MFS Inflation-Adjusted Bond Fund - Class R5	512,087	5,387,153
MFS International Growth Fund - Class R5	20,241	535,370
MFS International Value Fund - Class R5	15,185	534,833
MFS Limited Maturity Fund - Class R5	1,791,681	10,732,168
MFS Mid Cap Growth Fund - Class R5	110,277	1,605,635
MFS Mid Cap Value Fund - Class R5	80,250	1,608,208
MFS New Discovery Fund - Class R5 (a)	22,317	536,941
MFS New Discovery Value Fund - Class R5	42,187	536,615
MFS Research Fund - Class R5	58,749	2,141,407
MFS Research International Fund - Class R5	104,834	1,606,065
MFS Total Return Bond Fund - Class R5	995,363	10,739,963
MFS Value Fund - Class R5	62,651	2,143,921
Total Underlying Affiliated Funds (Identified Cost, $52,094,804)		$53,718,750

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	137,124	$137,124
Total Investments (Identified Cost, $52,231,928)		$53,855,874

Other Assets, Less Liabilities - (0.0)%		(16,251)
Net Assets - 100.0%		$53,839,623

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2020 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	792,856	$7,452,851
MFS Commodity Strategy Fund - Class R5 (v)	657,631	3,880,022
MFS Emerging Markets Debt Fund - Class R5	747,440	10,800,513
MFS Emerging Markets Debt Local Currency Fund - Class R5	1,025,100	7,144,948
MFS Global Bond Fund - Class R5	2,084,726	18,658,300
MFS Global Real Estate Fund - Class R5	232,393	3,695,045
MFS Government Securities Fund - Class R5	3,642,565	36,972,040
MFS Growth Fund - Class R5	290,836	21,158,284
MFS High Income Fund - Class R5	5,469,318	17,939,364
MFS Inflation-Adjusted Bond Fund - Class R5	3,530,184	37,137,539
MFS International Growth Fund - Class R5	264,485	6,995,619
MFS International Value Fund - Class R5	197,483	6,955,355
MFS Limited Maturity Fund - Class R5	6,867,540	41,136,562
MFS Mid Cap Growth Fund - Class R5	982,786	14,309,359
MFS Mid Cap Value Fund - Class R5	722,249	14,473,862
MFS New Discovery Fund - Class R5 (a)	154,138	3,708,557
MFS New Discovery Value Fund - Class R5	293,050	3,727,594
MFS Research Fund - Class R5	585,060	21,325,453
MFS Research International Fund - Class R5	943,935	14,461,079
MFS Total Return Bond Fund - Class R5	5,348,832	57,713,892
MFS Value Fund - Class R5	628,614	21,511,180
Total Underlying Affiliated Funds (Identified Cost, $326,764,734)		$371,157,418

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	31,054	$31,054
Total Investments (Identified Cost, $326,795,788)		$371,188,472

Other Assets, Less Liabilities - 0.0%		108,989
Net Assets - 100.0%		$371,297,461

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2025 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	186,008	$1,748,472
MFS Commodity Strategy Fund - Class R5 (v)	757,867	4,471,413
MFS Emerging Markets Debt Fund - Class R5	327,267	4,729,012
MFS Emerging Markets Debt Local Currency Fund - Class R5	455,070	3,171,835
MFS Global Bond Fund - Class R5	883,009	7,902,932
MFS Global Real Estate Fund - Class R5	184,326	2,930,790
MFS Government Securities Fund - Class R5	1,545,419	15,686,000
MFS Growth Fund - Class R5	166,398	12,105,468
MFS High Income Fund - Class R5	2,404,463	7,886,638
MFS Inflation-Adjusted Bond Fund - Class R5	1,097,153	11,542,051
MFS International Growth Fund - Class R5	169,800	4,491,205
MFS International New Discovery Fund - Class R5	48,233	1,382,841
MFS International Value Fund - Class R5	127,300	4,483,520
MFS Limited Maturity Fund - Class R5	299,299	1,792,799
MFS Mid Cap Growth Fund - Class R5	711,253	10,355,837
MFS Mid Cap Value Fund - Class R5	518,383	10,388,395
MFS New Discovery Fund - Class R5 (a)	93,188	2,242,110
MFS New Discovery Value Fund - Class R5	177,102	2,252,732
MFS Research Fund - Class R5	332,415	12,116,537
MFS Research International Fund - Class R5	585,721	8,973,244
MFS Total Return Bond Fund - Class R5	1,281,772	13,830,318
MFS Value Fund - Class R5	354,099	12,117,267
Total Underlying Affiliated Funds (Identified Cost, $151,164,670)		$156,601,416

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	134,416	$134,416
Total Investments (Identified Cost, $151,299,086)		$156,735,832

Other Assets, Less Liabilities - (0.0)%		(22,694)
Net Assets - 100.0%		$156,713,138

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2030 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	473,963	$4,455,255
MFS Commodity Strategy Fund - Class R5 (v)	3,088,301	18,220,976
MFS Emerging Markets Debt Fund - Class R5	927,740	13,405,848
MFS Emerging Markets Debt Local Currency Fund - Class R5	1,297,306	9,042,223
MFS Emerging Markets Equity Fund - Class R5	155,193	3,977,595
MFS Global Bond Fund - Class R5	1,163,231	10,410,918
MFS Global Real Estate Fund - Class R5	804,852	12,797,145
MFS Government Securities Fund - Class R5	484,801	4,920,729
MFS Growth Fund - Class R5	644,180	46,864,095
MFS High Income Fund - Class R5	6,856,515	22,489,370
MFS Inflation-Adjusted Bond Fund - Class R5	2,206,845	23,216,014
MFS International Growth Fund - Class R5	802,012	21,213,221
MFS International New Discovery Fund - Class R5	292,513	8,386,360
MFS International Value Fund - Class R5	599,228	21,104,803
MFS Mid Cap Growth Fund - Class R5	2,662,586	38,767,254
MFS Mid Cap Value Fund - Class R5	1,954,639	39,170,967
MFS New Discovery Fund - Class R5 (a)	360,875	8,682,651
MFS New Discovery Value Fund - Class R5	684,648	8,708,721
MFS Research Fund - Class R5	971,586	35,414,299
MFS Research International Fund - Class R5	2,013,085	30,840,469
MFS Total Return Bond Fund - Class R5	1,464,130	15,797,966
MFS Value Fund - Class R5	1,391,111	47,603,835
Total Underlying Affiliated Funds (Identified Cost, $385,276,936)		$445,490,714

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	369,057	$369,057
Total Investments (Identified Cost, $385,645,993)		$445,859,771

Other Assets, Less Liabilities - (0.1)%		(254,950)
Net Assets - 100.0%		$445,604,821

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2035 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	75,711	$711,680
MFS Commodity Strategy Fund - Class R5 (v)	1,011,771	5,969,449
MFS Emerging Markets Debt Fund - Class R5	147,875	2,136,792
MFS Emerging Markets Debt Local Currency Fund - Class R5	206,333	1,438,144
MFS Emerging Markets Equity Fund - Class R5	71,586	1,834,744
MFS Global Bond Fund - Class R5	159,879	1,430,915
MFS Global Real Estate Fund - Class R5	310,530	4,937,421
MFS Growth Fund - Class R5	199,055	14,481,239
MFS High Income Fund - Class R5	1,088,753	3,571,111
MFS Inflation-Adjusted Bond Fund - Class R5	473,267	4,978,765
MFS International Growth Fund - Class R5	282,420	7,470,005
MFS International New Discovery Fund - Class R5	127,993	3,669,557
MFS International Value Fund - Class R5	211,541	7,450,487
MFS Mid Cap Growth Fund - Class R5	821,904	11,966,929
MFS Mid Cap Value Fund - Class R5	599,639	12,016,773
MFS New Discovery Fund - Class R5 (a)	117,392	2,824,451
MFS New Discovery Value Fund - Class R5	222,975	2,836,243
MFS Research Fund - Class R5	278,480	10,150,589
MFS Research International Fund - Class R5	620,970	9,513,254
MFS Total Return Bond Fund - Class R5	328,861	3,548,414
MFS Value Fund - Class R5	425,693	14,567,204
Total Underlying Affiliated Funds (Identified Cost, $123,546,096)		$127,504,166

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	127,083	$127,083
Total Investments (Identified Cost, $123,673,179)		$127,631,249

Other Assets, Less Liabilities - (0.0)%		(29,398)
Net Assets - 100.0%		$127,601,851
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2040 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	20,097	$188,909
MFS Commodity Strategy Fund - Class R5 (v)	2,999,950	17,699,706
MFS Emerging Markets Debt Fund - Class R5	39,300	567,891
MFS Emerging Markets Debt Local Currency Fund - Class R5	54,814	382,050
MFS Emerging Markets Equity Fund - Class R5	258,127	6,615,805
MFS Global Bond Fund - Class R5	42,367	379,183
MFS Global Real Estate Fund - Class R5	1,042,118	16,569,682
MFS Growth Fund - Class R5	550,968	40,082,930
MFS High Income Fund - Class R5	289,724	950,295
MFS Inflation-Adjusted Bond Fund - Class R5	854,535	8,989,705
MFS International Growth Fund - Class R5	883,281	23,362,787
MFS International New Discovery Fund - Class R5	460,175	13,193,213
MFS International Value Fund - Class R5	659,050	23,211,743
MFS Mid Cap Growth Fund - Class R5	2,303,926	33,545,159
MFS Mid Cap Value Fund - Class R5	1,692,769	33,923,091
MFS New Discovery Fund - Class R5 (a)	349,745	8,414,875
MFS New Discovery Value Fund - Class R5	665,676	8,467,393
MFS Research Fund - Class R5	742,161	27,051,754
MFS Research International Fund - Class R5	1,775,602	27,202,220
MFS Total Return Bond Fund - Class R5	797,271	8,602,554
MFS Value Fund - Class R5	1,190,560	40,740,976
Total Underlying Affiliated Funds (Identified Cost, $289,547,345)		$340,141,921

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	390,626	$390,626
Total Investments (Identified Cost, $289,937,971)		$340,532,547

Other Assets, Less Liabilities - (0.1)%		(181,910)
Net Assets - 100.0%		$340,350,637

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2045 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	742,787	$4,382,442
MFS Emerging Markets Equity Fund - Class R5	64,794	1,660,680
MFS Global Real Estate Fund - Class R5	260,699	4,145,120
MFS Growth Fund - Class R5	136,690	9,944,222
MFS Inflation-Adjusted Bond Fund - Class R5	199,544	2,099,198
MFS International Growth Fund - Class R5	219,458	5,804,657
MFS International New Discovery Fund - Class R5	116,008	3,325,941
MFS International Value Fund - Class R5	164,403	5,790,273
MFS Mid Cap Growth Fund - Class R5	569,055	8,285,443
MFS Mid Cap Value Fund - Class R5	415,026	8,317,114
MFS New Discovery Fund - Class R5 (a)	86,193	2,073,805
MFS New Discovery Value Fund - Class R5	163,767	2,083,115
MFS Research Fund - Class R5	182,175	6,640,261
MFS Research International Fund - Class R5	434,040	6,649,495
MFS Total Return Bond Fund - Class R5	194,052	2,093,817
MFS Value Fund - Class R5	291,862	9,987,515
Total Underlying Affiliated Funds (Identified Cost, $80,997,191)		$83,283,098

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	120,704	$120,704
Total Investments (Identified Cost, $81,117,895)		$83,403,802

Other Assets, Less Liabilities - (0.0)%		(10,012)
Net Assets - 100.0%		$83,393,790

MFS LIFETIME 2050 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	1,007,419	$5,943,769
MFS Emerging Markets Equity Fund - Class R5	88,753	2,274,744
MFS Global Real Estate Fund - Class R5	357,599	5,685,827
MFS Growth Fund - Class R5	187,185	13,617,682
MFS Inflation-Adjusted Bond Fund - Class R5	272,956	2,871,502
MFS International Growth Fund - Class R5	300,392	7,945,377
MFS International New Discovery Fund - Class R5	158,896	4,555,542
MFS International Value Fund - Class R5	225,106	7,928,216
MFS Mid Cap Growth Fund - Class R5	779,284	11,346,380
MFS Mid Cap Value Fund - Class R5	568,063	11,383,975
MFS New Discovery Fund - Class R5 (a)	118,064	2,840,616
MFS New Discovery Value Fund - Class R5	224,246	2,852,414
MFS Research Fund - Class R5	249,446	9,092,299
MFS Research International Fund - Class R5	596,880	9,144,206
MFS Total Return Bond Fund - Class R5	265,484	2,864,568
MFS Value Fund - Class R5	399,166	13,659,459
Total Underlying Affiliated Funds (Identified Cost, $107,674,279)		$114,006,576

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	216,943	$216,943
Total Investments (Identified Cost, $107,891,222)		$114,223,519

Other Assets, Less Liabilities - (0.1)%		(86,172)
Net Assets - 100.0%		$114,137,347

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2055 FUND

Underlying Affiliated Funds - 99.5%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	179,008	$1,056,146
MFS Emerging Markets Equity Fund - Class R5	15,972	409,360
MFS Global Real Estate Fund - Class R5	64,251	1,021,588
MFS Growth Fund - Class R5	33,775	2,457,103
MFS Inflation-Adjusted Bond Fund - Class R5	49,069	516,201
MFS International Growth Fund - Class R5	54,089	1,430,648
MFS International New Discovery Fund - Class R5	28,578	819,340
MFS International Value Fund - Class R5	40,602	1,429,993
MFS Mid Cap Growth Fund - Class R5	140,379	2,043,915
MFS Mid Cap Value Fund - Class R5	102,063	2,045,351
MFS New Discovery Fund - Class R5 (a)	21,215	510,432
MFS New Discovery Value Fund - Class R5	40,220	511,601
MFS Research Fund - Class R5	44,915	1,637,145
MFS Research International Fund - Class R5	106,665	1,634,108
MFS Total Return Bond Fund - Class R5	47,711	514,800
MFS Value Fund - Class R5	71,716	2,454,138
Total Underlying Affiliated Funds (Identified Cost, $20,024,039)		$20,491,869

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	147,937	$147,937
Total Investments (Identified Cost, $20,171,976)		$20,639,806

Other Assets, Less Liabilities - (0.2)%		(41,494)
Net Assets - 100.0%		$20,598,312

Portfolio Footnotes:

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 4/30/16

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Assets
Investments
Underlying affiliated funds, at value (Identified cost, $508,127,149, $52,231,928, $326,795,788, $151,299,086, and $385,645,993, respectively)	$547,254,698	$53,855,874	$371,188,472	$156,735,832	$445,859,771
Receivables for
Investments sold	416,383	22,523	357,429	28,739	65,007
Fund shares sold	1,069,057	219,494	630,068	509,622	1,241,134
Receivable from investment adviser	53,475	30,317	45,581	62,790	71,546
Other assets	2,206	352	1,516	743	1,731
Total assets	$548,795,819	$54,128,560	$372,223,066	$157,337,726	$447,239,189

Liabilities
Payables for
Distributions	$15,868	$—	$—	$—	$—
Investments purchased	294,199	197,458	289,663	521,836	1,160,158
Fund shares reacquired	633,352	35,007	459,945	5,516	238,916
Payable to affiliates
Shareholder servicing costs	107,713	15,496	110,342	49,443	162,359
Distribution and service fees	22,024	411	7,176	1,220	8,682
Program manager fee	335	—	—	—	—
Payable for independent Trustees’ compensation	14	10	13	15	11
Accrued expenses and other liabilities	79,465	40,555	58,466	46,558	64,242
Total liabilities	$1,152,970	$288,937	$925,605	$624,588	$1,634,368
Net assets	$547,642,849	$53,839,623	$371,297,461	$156,713,138	$445,604,821

Net assets consist of
Paid-in capital	$514,671,890	$52,355,955	$329,466,717	$150,438,450	$386,140,391
Unrealized appreciation (depreciation) on investments	39,127,549	1,623,946	44,392,684	5,436,746	60,213,778
Accumulated net realized gain (loss) on investments	(6,846,218)	(427,510)	(4,103,844)	239,386	(1,602,760)
Undistributed net investment income	689,628	287,232	1,541,904	598,556	853,412
Net assets	$547,642,849	$53,839,623	$371,297,461	$156,713,138	$445,604,821

Statements of Assets and Liabilities – continued

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Net assets
Class A	$120,810,144	$1,992,239	$46,171,152	$12,598,210	$44,994,503
Class B	18,087,893	217,108	6,376,023	1,190,389	8,497,924
Class C	153,471,746	750,946	17,196,212	2,846,429	15,553,946
Class I	26,134,327	287,435	4,466,440	4,562,945	12,156,138
Class R1	5,331,619	84,885	4,793,744	87,141	6,427,368
Class R2	24,621,282	3,118,723	63,116,275	7,488,561	83,102,062
Class R3	33,727,796	7,984,581	63,904,139	22,369,705	90,623,889
Class R4	83,522,061	39,403,706	165,273,476	105,569,758	184,248,991
Class 529A	52,433,649	—	—	—	—
Class 529B	3,455,703	—	—	—	—
Class 529C	26,046,629	—	—	—	—
Total net assets	$547,642,849	$53,839,623	$371,297,461	$156,713,138	$445,604,821

Shares of beneficial interest outstanding
Class A	10,000,483	187,090	3,529,213	1,071,257	3,234,582
Class B	1,497,131	20,530	491,265	101,930	618,869
Class C	12,707,335	71,048	1,340,464	244,718	1,138,660
Class I	2,162,705	26,931	339,393	387,001	868,584
Class R1	440,915	7,941	368,859	7,392	466,492
Class R2	2,037,370	293,850	4,855,705	638,405	6,024,700
Class R3	2,791,616	750,005	4,881,889	1,902,516	6,527,809
Class R4	6,912,040	3,691,681	12,571,795	8,950,970	13,188,147
Class 529A	5,252,103	—	—	—	—
Class 529B	346,122	—	—	—	—
Class 529C	2,608,971	—	—	—	—
Total shares of beneficial interest outstanding	46,756,791	5,049,076	28,378,583	13,304,189	32,067,843

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$12.08	$10.65	$13.08	$11.76	$13.91
Offering price per share (100 / 94.25 × net asset value per share)	$12.82	$11.30	$13.88	$12.48	$14.76

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.08	$10.58	$12.98	$11.68	$13.73

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.08	$10.57	$12.83	$11.63	$13.66

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.08	$10.67	$13.16	$11.79	$14.00

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.09	$10.69	$13.00	$11.79	$13.78

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.08	$10.61	$13.00	$11.73	$13.79

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.08	$10.65	$13.09	$11.76	$13.88

Statements of Assets and Liabilities – continued

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.08	$10.67	$13.15	$11.79	$13.97

Class 529A shares
Net asset value and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.98	$—	$—	$—	$—
Offering price per share (100 / 94.25 × net asset value per share)	$10.59	$—	$—	$—	$—

Class 529B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$9.98	$—	$—	$—	$—

Class 529C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$9.98	$—	$—	$—	$—

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the maximum offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and 529C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities – continued

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Assets
Investments
Underlying affiliated funds, at value (Identified cost, $123,673,179, $289,937,971, $81,117,895, $107,891,222, and $20,171,976, respectively)	$127,631,249	$340,532,547	$83,403,802	$114,223,519	$20,639,806
Receivables for
Investments sold	13,401	34,089	7,926	50,174	3,594
Fund shares sold	471,600	1,281,134	343,007	503,480	178,461
Receivable from investment adviser	59,982	66,595	44,588	36,888	20,971
Other assets	686	1,429	450	582	167
Total assets	$128,176,918	$341,915,794	$83,799,773	$114,814,643	$20,842,999

Liabilities
Payables for
Investments purchased	$420,231	$525,114	$290,527	$450,432	$183,881
Fund shares reacquired	57,115	825,575	36,818	124,463	12,716
Payable to affiliates
Shareholder servicing costs	50,952	147,252	33,188	51,774	6,127
Distribution and service fees	1,067	5,977	636	1,510	317
Payable for independent Trustees’ compensation	12	11	11	13	13
Accrued expenses and other liabilities	45,690	61,228	44,803	49,104	41,633
Total liabilities	$575,067	$1,565,157	$405,983	$677,296	$244,687
Net assets	$127,601,851	$340,350,637	$83,393,790	$114,137,347	$20,598,312

Net assets consist of
Paid-in capital	$122,511,074	$290,694,195	$80,349,467	$107,230,755	$20,129,858
Unrealized appreciation (depreciation) on investments	3,958,070	50,594,576	2,285,907	6,332,297	467,830
Accumulated net realized gain (loss) on investments	943,217	(1,030,505)	714,841	537,118	(3,183)
Undistributed net investment income	189,490	92,371	43,575	37,177	3,807
Net assets	$127,601,851	$340,350,637	$83,393,790	$114,137,347	$20,598,312

Statements of Assets and Liabilities – continued

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Net assets
Class A	$7,453,573	$28,323,588	$4,575,928	$7,623,647	$2,014,461
Class B	1,261,480	4,527,344	592,585	852,586	270,342
Class C	1,950,184	10,226,490	1,103,969	1,775,354	1,099,518
Class I	3,921,207	9,766,433	1,717,824	1,560,151	607,613
Class R1	118,498	5,278,588	151,914	315,659	61,749
Class R2	5,804,582	66,271,708	3,583,204	19,040,501	1,854,515
Class R3	20,110,333	49,815,965	12,720,921	15,979,910	3,914,599
Class R4	86,981,994	166,140,521	58,947,445	66,989,539	10,775,515
Total net assets	$127,601,851	$340,350,637	$83,393,790	$114,137,347	$20,598,312

Shares of beneficial interest outstanding
Class A	603,486	2,012,513	365,483	503,519	159,800
Class B	102,861	324,431	47,627	56,928	21,492
Class C	159,617	740,899	88,922	119,098	88,056
Class I	316,343	689,273	136,932	103,208	48,050
Class R1	9,567	380,543	12,141	21,124	4,888
Class R2	470,932	4,743,460	287,353	1,270,889	147,484
Class R3	1,626,111	3,541,058	1,016,340	1,061,469	310,388
Class R4	7,019,287	11,732,283	4,699,861	4,433,864	852,027
Total shares of beneficial interest outstanding	10,308,204	24,164,460	6,654,659	7,570,099	1,632,185

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$12.35	$14.07	$12.52	$15.14	$12.61
Offering price per share (100 / 94.25 × net asset value per share)	$13.10	$14.93	$13.28	$16.06	$13.38

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.26	$13.95	$12.44	$14.98	$12.58

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.22	$13.80	$12.42	$14.91	$12.49

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.40	$14.17	$12.55	$15.12	$12.65

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.39	$13.87	$12.51	$14.94	$12.63

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.33	$13.97	$12.47	$14.98	$12.57

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.37	$14.07	$12.52	$15.05	$12.61

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.39	$14.16	$12.54	$15.11	$12.65

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 4/30/16

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Net Investment income
Dividends from underlying affiliated funds	$9,468,380	$884,153	$6,232,739	$2,143,280	$5,551,496
Expenses
Distribution and service fees	2,692,995	40,943	860,382	123,493	989,929
Shareholder servicing costs	390,287	62,996	293,437	185,630	443,478
Program manager fees	75,305	—	—	—	—
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent Trustees’ compensation	12,113	2,454	9,961	4,876	10,099
Custodian fee	34,844	8,021	18,814	10,894	20,627
Shareholder communications	49,489	5,744	23,747	9,306	25,716
Audit and tax fees	37,169	33,188	34,069	33,223	34,091
Legal fees	4,961	498	3,284	1,293	3,837
Registration fees	114,064	95,080	105,328	101,733	110,083
Miscellaneous	24,778	15,515	20,206	16,740	20,791
Total expenses	$3,453,505	$281,939	$1,386,728	$504,688	$1,676,151
Fees paid indirectly	(4)	—	—	—	(8)
Reduction of expenses by investment adviser and distributor	(727,009)	(240,812)	(526,483)	(382,561)	(687,219)
Net expenses	$2,726,492	$41,127	$860,245	$122,127	$988,924
Net investment income	$6,741,888	$843,026	$5,372,494	$2,021,153	$4,562,572

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$(2,261,240)	$(350,079)	$816,377	$(1,112,822)	$(1,649,837)
Capital gain distributions from underlying affiliated funds	4,560,117	428,873	4,155,084	2,277,887	8,630,697
Net realized gain (loss) on investments	$2,298,877	$78,794	$4,971,461	$1,165,065	$6,980,860
Change in unrealized appreciation (depreciation) on investments	$(7,423,066)	$(438,453)	$(9,182,673)	$(3,065,953)	$(16,162,443)
Net realized and unrealized gain (loss) on investments	$(5,124,189)	$(359,659)	$(4,211,212)	$(1,900,888)	$(9,181,583)
Change in net assets from operations	$1,617,699	$483,367	$1,161,282	$120,265	$(4,619,011)

See Notes to Financial Statements

Statements of Operations – continued

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Net Investment income
Dividends from underlying affiliated funds	$1,351,804	$3,314,928	$707,831	$1,046,036	$146,787
Expenses
Distribution and service fees	106,499	677,484	57,806	150,266	29,251
Shareholder servicing costs	183,604	406,275	119,445	146,834	26,473
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent Trustees’ compensation	3,505	9,856	1,795	3,472	1,244
Custodian fee	10,196	17,302	8,581	9,535	6,774
Shareholder communications	10,612	26,118	10,792	17,076	9,032
Audit and tax fees	33,215	34,042	33,193	33,388	33,169
Legal fees	1,108	3,005	687	955	227
Registration fees	98,390	105,584	96,852	96,199	95,512
Miscellaneous	16,350	19,455	15,709	16,168	14,713
Total expenses	$480,979	$1,316,621	$362,360	$491,393	$233,895
Fees paid indirectly	(1)	(2)	(3)	(1)	(1)
Reduction of expenses by investment adviser and distributor	(374,418)	(639,518)	(304,540)	(340,965)	(204,599)
Net expenses	$106,560	$677,101	$57,817	$150,427	$29,295
Net investment income	$1,245,244	$2,637,827	$650,014	$895,609	$117,492

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$(741,354)	$(1,832,130)	$(439,107)	$(839,117)	$(210,947)
Capital gain distributions from underlying affiliated funds	2,523,148	7,520,957	1,614,736	2,401,901	336,420
Net realized gain (loss) on investments	$1,781,794	$5,688,827	$1,175,629	$1,562,784	$125,473
Change in unrealized appreciation (depreciation) on investments	$(4,182,940)	$(13,192,564)	$(2,343,610)	$(3,535,842)	$(153,530)
Net realized and unrealized gain (loss) on investments	$(2,401,146)	$(7,503,737)	$(1,167,981)	$(1,973,058)	$(28,057)
Change in net assets from operations	$(1,155,902)	$(4,865,910)	$(517,967)	$(1,077,449)	$89,435

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Year ended 4/30/16	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Change in net assets

From operations
Net investment income	$6,741,888	$843,026	$5,372,494	$2,021,153	$4,562,572
Net realized gain (loss) on investments	2,298,877	78,794	4,971,461	1,165,065	6,980,860
Net unrealized gain (loss) on investments	(7,423,066)	(438,453)	(9,182,673)	(3,065,953)	(16,162,443)
Change in net assets from operations	$1,617,699	$483,367	$1,161,282	$120,265	$(4,619,011)

Distributions declared to shareholders
From net investment income	$(6,837,067)	$(903,018)	$(5,979,534)	$(2,211,003)	$(5,700,117)
From net realized gain on investments	(3,998,486)	(510,121)	(6,060,596)	(1,999,071)	(6,294,068)
Total distributions declared to shareholders	$(10,835,553)	$(1,413,139)	$(12,040,130)	$(4,210,074)	$(11,994,185)
Change in net assets from fund share transactions	$6,880,409	$2,808,859	$18,540,996	$31,394,216	$54,615,793
Total change in net assets	$(2,337,445)	$1,879,087	$7,662,148	$27,304,407	$38,002,597

Net assets
At beginning of period	549,980,294	51,960,536	363,635,313	129,408,731	407,602,224
At end of period	$547,642,849	$53,839,623	$371,297,461	$156,713,138	$445,604,821
Undistributed net investment income included in net assets at end of period	$689,628	$287,232	$1,541,904	$598,556	$853,412

Year ended 4/30/16	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Change in net assets

From operations
Net investment income	$1,245,244	$2,637,827	$650,014	$895,609	$117,492
Net realized gain (loss) on investments	1,781,794	5,688,827	1,175,629	1,562,784	125,473
Net unrealized gain (loss) on investments	(4,182,940)	(13,192,564)	(2,343,610)	(3,535,842)	(153,530)
Change in net assets from operations	$(1,155,902)	$(4,865,910)	$(517,967)	$(1,077,449)	$89,435

Distributions declared to shareholders
From net investment income	$(1,571,569)	$(3,740,073)	$(884,014)	$(1,249,014)	$(163,002)
From net realized gain on investments	(2,014,873)	(6,684,166)	(1,168,259)	(1,717,029)	(183,069)
Total distributions declared to shareholders	$(3,586,442)	$(10,424,239)	$(2,052,273)	$(2,966,043)	$(346,071)
Change in net assets from fund share transactions	$26,148,823	$45,353,736	$23,908,587	$27,400,561	$9,829,221
Total change in net assets	$21,406,479	$30,063,587	$21,338,347	$23,357,069	$9,572,585

Net assets
At beginning of period	106,195,372	310,287,050	62,055,443	90,780,278	11,025,727
At end of period	$127,601,851	$340,350,637	$83,393,790	$114,137,347	$20,598,312
Undistributed net investment income included in net assets at end of period	$189,490	$92,371	$43,575	$37,177	$3,807

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 4/30/15	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Change in net assets

From operations
Net investment income	$6,530,172	$906,554	$5,945,974	$1,815,551	$4,730,095
Net realized gain (loss) on investments	3,541,116	418,779	7,910,681	2,154,064	8,543,052
Net unrealized gain (loss) on investments	5,034,142	614,241	2,617,529	2,300,979	9,585,518
Change in net assets from operations	$15,105,430	$1,939,574	$16,474,184	$6,270,594	$22,858,665

Distributions declared to shareholders
From net investment income	$(7,353,766)	$(988,045)	$(6,966,115)	$(2,006,055)	$(5,947,098)
From net realized gain on investments	(2,865,201)	(259,049)	—	(725,059)	—
Total distributions declared to shareholders	$(10,218,967)	$(1,247,094)	$(6,966,115)	$(2,731,114)	$(5,947,098)
Change in net assets from fund share transactions	$204,450,062	$5,125,392	$(167,716)	$39,802,544	$48,845,006
Total change in net assets	$209,336,525	$5,817,872	$9,340,353	$43,342,024	$65,756,573

Net assets
At beginning of period	340,643,769	46,142,664	354,294,960	86,066,707	341,845,651
At end of period	$549,980,294	$51,960,536	$363,635,313	$129,408,731	$407,602,224
Undistributed net investment income included in net assets at end of period	$25,902	$276,179	$1,564,521	$478,339	$831,354

Year ended 4/30/15	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Change in net assets

From operations
Net investment income	$1,106,128	$2,844,821	$546,453	$815,815	$72,932
Net realized gain (loss) on investments	2,177,446	7,750,055	1,285,036	1,916,370	168,078
Net unrealized gain (loss) on investments	2,361,698	8,438,572	1,561,723	2,466,844	279,862
Change in net assets from operations	$5,645,272	$19,033,448	$3,393,212	$5,199,029	$520,872

Distributions declared to shareholders
From net investment income	$(1,365,005)	$(4,040,019)	$(723,927)	$(1,124,008)	$(103,000)
From net realized gain on investments	(645,454)	(577,059)	(343,276)	(531,065)	(36,309)
Total distributions declared to shareholders	$(2,010,459)	$(4,617,078)	$(1,067,203)	$(1,655,073)	$(139,309)
Change in net assets from fund share transactions	$41,476,172	$44,445,957	$27,887,643	$29,097,848	$6,255,203
Total change in net assets	$45,110,985	$58,862,327	$30,213,652	$32,641,804	$6,636,766

Net assets
At beginning of period	61,084,387	251,424,723	31,841,791	58,138,474	4,388,961
At end of period	$106,195,372	$310,287,050	$62,055,443	$90,780,278	$11,025,727
Undistributed net investment income included in net assets at end of period	$165,109	$126,623	$47,530	$48,842	$1,735

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME INCOME FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.29	$12.15	$11.97	$11.40	$11.31

Income (loss) from investment operations
Net investment income (d)(l)	$0.18	$0.21	$0.23	$0.25	$0.31
Net realized and unrealized gain (loss) on investments	(0.11)	0.22	0.22	0.59	0.12
Total from investment operations	$0.07	$0.43	$0.45	$0.84	$0.43

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.22)	$(0.25)	$(0.27)	$(0.34)
From net realized gain on investments	(0.09)	(0.07)	(0.02)	—	—
Total distributions declared to shareholders	$(0.28)	$(0.29)	$(0.27)	$(0.27)	$(0.34)
Net asset value, end of period (x)	$12.08	$12.29	$12.15	$11.97	$11.40
Total return (%) (r)(s)(t)(x)	0.58	3.66	3.81	7.46	3.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.38	0.39	0.39	0.40	0.44
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	1.54	1.68	1.95	2.16	2.82
Portfolio turnover	10	14	10	8	14
Net assets at end of period (000 omitted)	$120,810	$126,212	$108,202	$108,914	$61,183

	Years ended 4/30
Class B	2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.29	$12.15	$11.97	$11.41	$11.32

Income (loss) from investment operations
Net investment income (d)(l)	$0.09	$0.11	$0.15	$0.16	$0.23
Net realized and unrealized gain (loss) on investments	(0.11)	0.23	0.21	0.58	0.12
Total from investment operations	$(0.02)	$0.34	$0.36	$0.74	$0.35

Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.13)	$(0.16)	$(0.18)	$(0.26)
From net realized gain on investments	(0.09)	(0.07)	(0.02)	—	—
Total distributions declared to shareholders	$(0.19)	$(0.20)	$(0.18)	$(0.18)	$(0.26)
Net asset value, end of period (x)	$12.08	$12.29	$12.15	$11.97	$11.41
Total return (%) (r)(s)(t)(x)	(0.16)	2.89	3.04	6.57	3.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	1.14	1.14	1.15	1.19
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.79	0.93	1.22	1.41	2.07
Portfolio turnover	10	14	10	8	14
Net assets at end of period (000 omitted)	$18,088	$20,720	$18,577	$17,243	$11,082

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Years ended 4/30
Class C	2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.29	$12.15	$11.97	$11.41	$11.31

Income (loss) from investment operations
Net investment income (d)(l)	$0.09	$0.11	$0.15	$0.16	$0.23
Net realized and unrealized gain (loss) on investments	(0.11)	0.23	0.21	0.58	0.13
Total from investment operations	$(0.02)	$0.34	$0.36	$0.74	$0.36

Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.13)	$(0.16)	$(0.18)	$(0.26)
From net realized gain on investments	(0.09)	(0.07)	(0.02)	—	—
Total distributions declared to shareholders	$(0.19)	$(0.20)	$(0.18)	$(0.18)	$(0.26)
Net asset value, end of period (x)	$12.08	$12.29	$12.15	$11.97	$11.41
Total return (%) (r)(s)(t)(x)	(0.16)	2.89	3.04	6.57	3.24

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	1.14	1.14	1.15	1.19
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.79	0.93	1.22	1.40	2.07
Portfolio turnover	10	14	10	8	14
Net assets at end of period (000 omitted)	$153,472	$162,868	$129,848	$82,969	$61,848

	Years ended 4/30
Class I	2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.30	$12.15	$11.98	$11.41	$11.32

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.23	$0.27	$0.28	$0.34
Net realized and unrealized gain (loss) on investments	(0.12)	0.25	0.20	0.59	0.12
Total from investment operations	$0.09	$0.48	$0.47	$0.87	$0.46

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.26)	$(0.28)	$(0.30)	$(0.37)
From net realized gain on investments	(0.09)	(0.07)	(0.02)	—	—
Total distributions declared to shareholders	$(0.31)	$(0.33)	$(0.30)	$(0.30)	$(0.37)
Net asset value, end of period (x)	$12.08	$12.30	$12.15	$11.98	$11.41
Total return (%) (r)(s)(x)	0.75	4.00	3.99	7.72	4.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.13	0.14	0.14	0.15	0.19
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	1.76	1.92	2.23	2.39	3.03
Portfolio turnover	10	14	10	8	14
Net assets at end of period (000 omitted)	$26,134	$29,661	$26,507	$19,403	$8,556

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Years ended 4/30
Class R1	2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.30	$12.16	$11.98	$11.41	$11.32

Income (loss) from investment operations
Net investment income (d)(l)	$0.10	$0.12	$0.15	$0.16	$0.23
Net realized and unrealized gain (loss) on investments	(0.12)	0.22	0.21	0.59	0.12
Total from investment operations	$(0.02)	$0.34	$0.36	$0.75	$0.35

Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.13)	$(0.16)	$(0.18)	$(0.26)
From net realized gain on investments	(0.09)	(0.07)	(0.02)	—	—
Total distributions declared to shareholders	$(0.19)	$(0.20)	$(0.18)	$(0.18)	$(0.26)
Net asset value, end of period (x)	$12.09	$12.30	$12.16	$11.98	$11.41
Total return (%) (r)(s)(x)	(0.16)	2.88	3.04	6.66	3.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	1.14	1.14	1.15	1.20
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.79	0.95	1.22	1.43	2.05
Portfolio turnover	10	14	10	8	14
Net assets at end of period (000 omitted)	$5,332	$5,606	$2,368	$2,503	$2,831

	Years ended 4/30
Class R2	2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.30	$12.16	$11.98	$11.41	$11.32

Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.18	$0.21	$0.23	$0.27
Net realized and unrealized gain (loss) on investments	(0.13)	0.22	0.21	0.58	0.13
Total from investment operations	$0.03	$0.40	$0.42	$0.81	$0.40

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.19)	$(0.22)	$(0.24)	$(0.31)
From net realized gain on investments	(0.09)	(0.07)	(0.02)	—	—
Total distributions declared to shareholders	$(0.25)	$(0.26)	$(0.24)	$(0.24)	$(0.31)
Net asset value, end of period (x)	$12.08	$12.30	$12.16	$11.98	$11.41
Total return (%) (r)(s)(x)	0.25	3.40	3.55	7.19	3.66

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.63	0.64	0.64	0.65	0.70
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50
Net investment income (l)	1.32	1.46	1.72	1.95	2.46
Portfolio turnover	10	14	10	8	14
Net assets at end of period (000 omitted)	$24,621	$28,528	$7,506	$8,640	$8,799

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Years ended 4/30
Class R3	2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.30	$12.15	$11.97	$11.41	$11.31

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.21	$0.23	$0.25	$0.33
Net realized and unrealized gain (loss) on investments	(0.11)	0.23	0.22	0.58	0.11
Total from investment operations	$0.06	$0.44	$0.45	$0.83	$0.44

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.22)	$(0.25)	$(0.27)	$(0.34)
From net realized gain on investments	(0.09)	(0.07)	(0.02)	—	—
Total distributions declared to shareholders	$(0.28)	$(0.29)	$(0.27)	$(0.27)	$(0.34)
Net asset value, end of period (x)	$12.08	$12.30	$12.15	$11.97	$11.41
Total return (%) (r)(s)(x)	0.50	3.74	3.81	7.37	4.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.38	0.39	0.39	0.40	0.44
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	1.46	1.68	1.96	2.15	2.95
Portfolio turnover	10	14	10	8	14
Net assets at end of period (000 omitted)	$33,728	$25,641	$14,526	$14,704	$11,705

	Years ended 4/30
Class R4	2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.30	$12.16	$11.98	$11.42	$11.32

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.24	$0.27	$0.28	$0.32
Net realized and unrealized gain (loss) on investments	(0.12)	0.23	0.21	0.58	0.15
Total from investment operations	$0.09	$0.47	$0.48	$0.86	$0.47

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.26)	$(0.28)	$(0.30)	$(0.37)
From net realized gain on investments	(0.09)	(0.07)	(0.02)	—	—
Total distributions declared to shareholders	$(0.31)	$(0.33)	$(0.30)	$(0.30)	$(0.37)
Net asset value, end of period (x)	$12.08	$12.30	$12.16	$11.98	$11.42
Total return (%) (r)(s)(x)	0.75	3.92	4.07	7.63	4.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.13	0.14	0.14	0.15	0.19
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	1.78	1.93	2.22	2.41	2.88
Portfolio turnover	10	14	10	8	14
Net assets at end of period (000 omitted)	$83,522	$75,336	$33,109	$25,505	$967

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

Class 529A	Year ended 4/30/16	Period ended 4/30/15 (i)
Net asset value, beginning of period	$10.17	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.02
Net realized and unrealized gain (loss) on investments	(0.10)	0.19
Total from investment operations	$0.05	$0.21

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.04)
From net realized gain on investments	(0.09)	—
Total distributions declared to shareholders	$(0.24)	$(0.04)
Net asset value, end of period (x)	$9.98	$10.17
Total return (%) (r)(s)(t)(x)	0.53	2.07	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.53	(a)
Expenses after expense reductions (f)(h)	0.29	0.30	(a)
Net investment income (l)	1.48	0.70	(a)
Portfolio turnover	10	14
Net assets at end of period (000 omitted)	$52,434	$47,993

Class 529B	Years ended 4/30/16	Period ended 4/30/15 (i)
Net asset value, beginning of period	$10.17	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	(0.10)	0.18
Total from investment operations	$(0.03)	$0.18

Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.01)
From net realized gain on investments	(0.09)	—
Total distributions declared to shareholders	$(0.16)	$(0.01)
Net asset value, end of period (x)	$9.98	$10.17
Total return (%) (r)(s)(t)(x)	(0.22)	1.83	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.28	(a)
Expenses after expense reductions (f)(h)	1.04	1.04	(a)
Net investment income (loss) (l)	0.73	(0.05	)(a)
Portfolio turnover	10	14
Net assets at end of period (000 omitted)	$3,456	$3,428

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

Class 529C	Year ended 4/30/16	Period ended 4/30/15 (i)
Net asset value, beginning of period	$10.17	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	(0.10)	0.18
Total from investment operations	$(0.03)	$0.18

Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.01)
From net realized gain on investments	(0.09)	—
Total distributions declared to shareholders	$(0.16)	$(0.01)
Net asset value, end of period (x)	$9.98	$10.17
Total return (%) (r)(s)(t)(x)	(0.22)	1.83	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.28	(a)
Expenses after expense reductions (f)(h)	1.04	1.05	(a)
Net investment income (loss) (l)	0.74	(0.05	)(a)
Portfolio turnover	10	14
Net assets at end of period (000 omitted)	$26,047	$23,987
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, January 8, 2015, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30			Period ended 4/30/13 (c)
Class A	2016	2015	2014
Net asset value, beginning of period	$10.88	$10.72	$10.45	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.18	$0.21	$0.11
Net realized and unrealized gain (loss) on investments	(0.10)	0.24	0.26	0.41
Total from investment operations	$0.06	$0.42	$0.47	$0.52

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.20)	$(0.18)	$(0.07)
From net realized gain on investments	(0.11)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.29)	$(0.26)	$(0.20)	$(0.07)
Net asset value, end of period (x)	$10.65	$10.88	$10.72	$10.45
Total return (%) (r)(s)(t)(x)	0.59	3.92	4.52	5.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	0.65	0.70	8.83	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	1.52	1.67	1.99	2.21	(a)
Portfolio turnover	20	22	17	6	(n)
Net assets at end of period (000 omitted)	$1,992	$1,718	$1,511	$221

	Years ended 4/30			Period ended 4/30/13 (c)
Class B	2016	2015	2014
Net asset value, beginning of period	$10.83	$10.70	$10.42	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09	$0.10	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	(0.11)	0.23	0.27	0.39
Total from investment operations	$(0.02)	$0.33	$0.40	$0.47

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.14)	$(0.10)	$(0.05)
From net realized gain on investments	(0.11)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.23)	$(0.20)	$(0.12)	$(0.05)
Net asset value, end of period (x)	$10.58	$10.83	$10.70	$10.42
Total return (%) (r)(s)(t)(x)	(0.14)	3.09	3.80	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.48	1.40	1.47	10.44	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.85	0.91	1.22	1.56	(a)
Portfolio turnover	20	22	17	6	(n)
Net assets at end of period (000 omitted)	$217	$190	$136	$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

	Years ended 4/30			Period ended 4/30/13 (c)
Class C	2016	2015	2014
Net asset value, beginning of period	$10.78	$10.66	$10.42	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.08	$0.11	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	(0.10)	0.22	0.26	0.39
Total from investment operations	$(0.02)	$0.33	$0.39	$0.47

Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.15)	$(0.13)	$(0.05)
From net realized gain on investments	(0.11)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.19)	$(0.21)	$(0.15)	$(0.05)
Net asset value, end of period (x)	$10.57	$10.78	$10.66	$10.42
Total return (%) (r)(s)(t)(x)	(0.17)	3.12	3.77	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.48	1.40	1.45	10.43	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.76	0.99	1.27	1.56	(a)
Portfolio turnover	20	22	17	6	(n)
Net assets at end of period (000 omitted)	$751	$878	$410	$106

	Years ended 4/30			Period ended 4/30/13 (c)
Class I	2016	2015	2014
Net asset value, beginning of period	$10.90	$10.75	$10.46	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.20	$0.21	$0.23	$0.13
Net realized and unrealized gain (loss) on investments	(0.12)	0.22	0.27	0.40
Total from investment operations	$0.08	$0.43	$0.50	$0.53

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.22)	$(0.19)	$(0.07)
From net realized gain on investments	(0.11)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.31)	$(0.28)	$(0.21)	$(0.07)
Net asset value, end of period (x)	$10.67	$10.90	$10.75	$10.46
Total return (%) (r)(s)(x)	0.83	4.04	4.83	5.33	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.50	0.40	0.47	9.43	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	1.91	1.91	2.19	2.55	(a)
Portfolio turnover	20	22	17	6	(n)
Net assets at end of period (000 omitted)	$287	$160	$192	$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

	Years ended 4/30			Period ended 4/30/13 (c)
Class R1	2016	2015	2014
Net asset value, beginning of period	$10.86	$10.71	$10.42	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.08	$0.10	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	(0.10)	0.23	0.27	0.39
Total from investment operations	$(0.02)	$0.33	$0.40	$0.47

Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.12)	$(0.09)	$(0.05)
From net realized gain on investments	(0.11)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.15)	$(0.18)	$(0.11)	$(0.05)
Net asset value, end of period (x)	$10.69	$10.86	$10.71	$10.42
Total return (%) (r)(s)(x)	(0.11)	3.03	3.83	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.47	1.40	1.47	10.44	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.72	0.90	1.21	1.56	(a)
Portfolio turnover	20	22	17	6	(n)
Net assets at end of period (000 omitted)	$85	$117	$109	$105

	Years ended 4/30			Period ended 4/30/13 (c)
Class R2	2016	2015	2014
Net asset value, beginning of period	$10.85	$10.70	$10.44	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.15	$0.18	$0.10
Net realized and unrealized gain (loss) on investments	(0.11)	0.23	0.27	0.40
Total from investment operations	$0.02	$0.38	$0.45	$0.50

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.17)	$(0.17)	$(0.06)
From net realized gain on investments	(0.11)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.26)	$(0.23)	$(0.19)	$(0.06)
Net asset value, end of period (x)	$10.61	$10.85	$10.70	$10.44
Total return (%) (r)(s)(x)	0.29	3.59	4.30	5.04	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.99	0.90	0.94	9.93	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	(a)
Net investment income (l)	1.27	1.41	1.74	2.06	(a)
Portfolio turnover	20	22	17	6	(n)
Net assets at end of period (000 omitted)	$3,119	$1,965	$1,591	$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

	Years ended 4/30			Period ended 4/30/13 (c)
Class R3	2016	2015	2014
Net asset value, beginning of period	$10.88	$10.72	$10.44	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.18	$0.21	$0.09
Net realized and unrealized gain (loss) on investments	(0.09)	0.24	0.27	0.42
Total from investment operations	$0.06	$0.42	$0.48	$0.51

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.20)	$(0.18)	$(0.07)
From net realized gain on investments	(0.11)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.29)	$(0.26)	$(0.20)	$(0.07)
Net asset value, end of period (x)	$10.65	$10.88	$10.72	$10.44
Total return (%) (r)(s)(x)	0.63	3.90	4.58	5.09	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	0.65	0.71	2.85	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	1.41	1.63	2.00	1.78	(a)
Portfolio turnover	20	22	17	6	(n)
Net assets at end of period (000 omitted)	$7,985	$4,740	$3,515	$1,781

	Years ended 4/30			Period ended 4/30/13 (c)
Class R4	2016	2015	2014
Net asset value, beginning of period	$10.90	$10.75	$10.45	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.21	$0.23	$0.10
Net realized and unrealized gain (loss) on investments	(0.11)	0.22	0.28	0.42
Total from investment operations	$0.08	$0.43	$0.51	$0.52

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.22)	$(0.19)	$(0.07)
From net realized gain on investments	(0.11)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.31)	$(0.28)	$(0.21)	$(0.07)
Net asset value, end of period (x)	$10.67	$10.90	$10.75	$10.45
Total return (%) (r)(s)(x)	0.83	4.04	4.93	5.23	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.40	0.46	0.46	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	1.78	1.92	2.23	1.93	(a)
Portfolio turnover	20	22	17	6	(n)
Net assets at end of period (000 omitted)	$39,404	$42,193	$38,679	$27,376
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.52	$13.16	$12.49	$11.54	$11.61

Income (loss) from investment operations
Net investment income (d)(l)	$0.20	$0.22	$0.25	$0.23	$0.25
Net realized and unrealized gain (loss) on investments	(0.18)	0.40	0.64	0.95	(0.02	)(g)
Total from investment operations	$0.02	$0.62	$0.89	$1.18	$0.23

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.26)	$(0.22)	$(0.23)	$(0.30)
From net realized gain on investments	(0.23)	—	—	—	—
Total distributions declared to shareholders	$(0.46)	$(0.26)	$(0.22)	$(0.23)	$(0.30)
Net asset value, end of period (x)	$13.08	$13.52	$13.16	$12.49	$11.54
Total return (%) (r)(s)(t)(x)	0.20	4.76	7.18	10.34	2.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	0.42	0.40	0.42	0.43
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	1.52	1.62	1.96	1.94	2.27
Portfolio turnover	11	18	12	15	14
Net assets at end of period (000 omitted)	$46,171	$45,846	$55,682	$39,924	$33,245

	Years ended 4/30
Class B	2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.41	$13.06	$12.40	$11.45	$11.52

Income (loss) from investment operations
Net investment income (d)(l)	$0.10	$0.12	$0.14	$0.14	$0.17
Net realized and unrealized gain (loss) on investments	(0.17)	0.39	0.64	0.96	(0.03	)(g)
Total from investment operations	$(0.07)	$0.51	$0.78	$1.10	$0.14

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.16)	$(0.12)	$(0.15)	$(0.21)
From net realized gain on investments	(0.23)	—	—	—	—
Total distributions declared to shareholders	$(0.36)	$(0.16)	$(0.12)	$(0.15)	$(0.21)
Net asset value, end of period (x)	$12.98	$13.41	$13.06	$12.40	$11.45
Total return (%) (r)(s)(t)(x)	(0.49)	3.96	6.33	9.65	1.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	1.17	1.15	1.17	1.18
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.77	0.93	1.12	1.19	1.51
Portfolio turnover	11	18	12	15	14
Net assets at end of period (000 omitted)	$6,376	$6,605	$7,055	$6,777	$5,820

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class C	2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.26	$12.92	$12.27	$11.34	$11.43

Income (loss) from investment operations
Net investment income (d)(l)	$0.10	$0.12	$0.14	$0.14	$0.17
Net realized and unrealized gain (loss) on investments	(0.18)	0.39	0.64	0.94	(0.03	)(g)
Total from investment operations	$(0.08)	$0.51	$0.78	$1.08	$0.14

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.17)	$(0.13)	$(0.15)	$(0.23)
From net realized gain on investments	(0.23)	—	—	—	—
Total distributions declared to shareholders	$(0.35)	$(0.17)	$(0.13)	$(0.15)	$(0.23)
Net asset value, end of period (x)	$12.83	$13.26	$12.92	$12.27	$11.34
Total return (%) (r)(s)(t)(x)	(0.53)	3.97	6.36	9.64	1.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	1.17	1.15	1.17	1.18
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.76	0.92	1.13	1.19	1.54
Portfolio turnover	11	18	12	15	14
Net assets at end of period (000 omitted)	$17,196	$18,428	$18,515	$16,209	$11,862

	Years ended 4/30
Class I	2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.60	$13.24	$12.56	$11.59	$11.66

Income (loss) from investment operations
Net investment income (d)(l)	$0.23	$0.26	$0.27	$0.26	$0.28
Net realized and unrealized gain (loss) on investments	(0.18)	0.40	0.66	0.97	(0.03	)(g)
Total from investment operations	$0.05	$0.66	$0.93	$1.23	$0.25

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.30)	$(0.25)	$(0.26)	$(0.32)
From net realized gain on investments	(0.23)	—	—	—	—
Total distributions declared to shareholders	$(0.49)	$(0.30)	$(0.25)	$(0.26)	$(0.32)
Net asset value, end of period (x)	$13.16	$13.60	$13.24	$12.56	$11.59
Total return (%) (r)(s)(x)	0.45	5.03	7.42	10.73	2.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	0.17	0.15	0.17	0.18
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	1.78	1.93	2.10	2.18	2.50
Portfolio turnover	11	18	12	15	14
Net assets at end of period (000 omitted)	$4,466	$7,312	$2,916	$2,778	$1,948

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class R1	2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.42	$13.06	$12.39	$11.43	$11.50

Income (loss) from investment operations
Net investment income (d)(l)	$0.10	$0.12	$0.14	$0.14	$0.17
Net realized and unrealized gain (loss) on investments	(0.18)	0.40	0.64	0.96	(0.03	)(g)
Total from investment operations	$(0.08)	$0.52	$0.78	$1.10	$0.14

Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.16)	$(0.11)	$(0.14)	$(0.21)
From net realized gain on investments	(0.23)	—	—	—	—
Total distributions declared to shareholders	$(0.34)	$(0.16)	$(0.11)	$(0.14)	$(0.21)
Net asset value, end of period (x)	$13.00	$13.42	$13.06	$12.39	$11.43
Total return (%) (r)(s)(x)	(0.54)	3.99	6.35	9.65	1.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	1.17	1.15	1.18	1.18
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.78	0.93	1.12	1.19	1.50
Portfolio turnover	11	18	12	15	14
Net assets at end of period (000 omitted)	$4,794	$6,357	$7,494	$8,293	$8,804

	Years ended 4/30
Class R2	2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.43	$13.08	$12.42	$11.46	$11.54

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.19	$0.21	$0.20	$0.22
Net realized and unrealized gain (loss) on investments	(0.18)	0.39	0.64	0.96	(0.03	)(g)
Total from investment operations	$(0.01)	$0.58	$0.85	$1.16	$0.19

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.23)	$(0.19)	$(0.20)	$(0.27)
From net realized gain on investments	(0.23)	—	—	—	—
Total distributions declared to shareholders	$(0.42)	$(0.23)	$(0.19)	$(0.20)	$(0.27)
Net asset value, end of period (x)	$13.00	$13.43	$13.08	$12.42	$11.46
Total return (%) (r)(s)(x)	0.01	4.48	6.83	10.21	1.82

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	0.67	0.65	0.68	0.68
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50
Net investment income (l)	1.28	1.42	1.63	1.68	2.02
Portfolio turnover	11	18	12	15	14
Net assets at end of period (000 omitted)	$63,116	$68,263	$71,178	$65,371	$67,060

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class R3	2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.53	$13.18	$12.50	$11.54	$11.62

Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.22	$0.24	$0.23	$0.25
Net realized and unrealized gain (loss) on investments	(0.17)	0.40	0.66	0.96	(0.03	)(g)
Total from investment operations	$0.02	$0.62	$0.90	$1.19	$0.22

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.27)	$(0.22)	$(0.23)	$(0.30)
From net realized gain on investments	(0.23)	—	—	—	—
Total distributions declared to shareholders	$(0.46)	$(0.27)	$(0.22)	$(0.23)	$(0.30)
Net asset value, end of period (x)	$13.09	$13.53	$13.18	$12.50	$11.54
Total return (%) (r)(s)(x)	0.20	4.72	7.20	10.46	2.06

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	0.42	0.40	0.42	0.43
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	1.45	1.67	1.86	1.94	2.27
Portfolio turnover	11	18	12	15	14
Net assets at end of period (000 omitted)	$63,904	$51,380	$44,145	$41,188	$23,615

	Years ended 4/30
Class R4	2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.58	$13.23	$12.55	$11.58	$11.65

Income (loss) from investment operations
Net investment income (d)(l)	$0.23	$0.26	$0.27	$0.27	$0.29
Net realized and unrealized gain (loss) on investments	(0.17)	0.39	0.66	0.96	(0.04	)(g)
Total from investment operations	$0.06	$0.65	$0.93	$1.23	$0.25

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.30)	$(0.25)	$(0.26)	$(0.32)
From net realized gain on investments	(0.23)	—	—	—	—
Total distributions declared to shareholders	$(0.49)	$(0.30)	$(0.25)	$(0.26)	$(0.32)
Net asset value, end of period (x)	$13.15	$13.58	$13.23	$12.55	$11.58
Total return (%) (r)(s)(x)	0.53	4.96	7.42	10.74	2.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	0.17	0.15	0.16	0.18
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	1.76	1.94	2.13	2.21	2.61
Portfolio turnover	11	18	12	15	14
Net assets at end of period (000 omitted)	$165,273	$159,446	$147,311	$109,518	$1,583

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30			Period ended 4/30/13 (c)
Class A	2016	2015	2014
Net asset value, beginning of period	$12.19	$11.81	$10.86	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.19	$0.20	$0.09
Net realized and unrealized gain (loss) on investments	(0.24)	0.47	0.94	0.86
Total from investment operations	$(0.08)	$0.66	$1.14	$0.95

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.20)	$(0.18)	$(0.09)
From net realized gain on investments	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.35)	$(0.28)	$(0.19)	$(0.09)
Net asset value, end of period (x)	$11.76	$12.19	$11.81	$10.86
Total return (%) (r)(s)(t)(x)	(0.60)	5.64	10.52	9.61	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.53	0.48	0.52	7.31	(a)
Expenses after expense reductions (f)(h)	0.23	0.23	0.25	0.25	(a)
Net investment income (l)	1.34	1.58	1.74	1.75	(a)
Portfolio turnover	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$12,598	$8,807	$4,238	$380

	Years ended 4/30			Period ended 4/30/13 (c)
Class B	2016	2015	2014
Net asset value, beginning of period	$12.11	$11.75	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$0.10	$0.10	$0.04
Net realized and unrealized gain (loss) on investments	(0.24)	0.47	0.94	0.87
Total from investment operations	$(0.17)	$0.57	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.13)	$(0.11)	$(0.08)
From net realized gain on investments	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.26)	$(0.21)	$(0.12)	$(0.08)
Net asset value, end of period (x)	$11.68	$12.11	$11.75	$10.83
Total return (%) (r)(s)(t)(x)	(1.37)	4.83	9.68	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	1.23	1.28	7.38	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.59	0.83	0.87	0.86	(a)
Portfolio turnover	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$1,190	$1,035	$754	$343

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Years ended 4/30			Period ended 4/30/13 (c)
Class C	2016	2015	2014
Net asset value, beginning of period	$12.07	$11.71	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$0.10	$0.13	$0.07
Net realized and unrealized gain (loss) on investments	(0.24)	0.47	0.91	0.84
Total from investment operations	$(0.17)	$0.57	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.13)	$(0.15)	$(0.08)
From net realized gain on investments	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.27)	$(0.21)	$(0.16)	$(0.08)
Net asset value, end of period (x)	$11.63	$12.07	$11.71	$10.83
Total return (%) (r)(s)(t)(x)	(1.37)	4.86	9.65	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	1.23	1.27	9.16	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.59	0.80	1.15	1.30	(a)
Portfolio turnover	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$2,846	$2,213	$1,376	$171

	Years ended 4/30			Period ended 4/30/13 (c)
Class I	2016	2015	2014
Net asset value, beginning of period	$12.22	$11.83	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.23	$0.24	$0.12
Net realized and unrealized gain (loss) on investments	(0.25)	0.46	0.92	0.85
Total from investment operations	$(0.06)	$0.69	$1.16	$0.97

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.22)	$(0.19)	$(0.10)
From net realized gain on investments	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.37)	$(0.30)	$(0.20)	$(0.10)
Net asset value, end of period (x)	$11.79	$12.22	$11.83	$10.87
Total return (%) (r)(s)(x)	(0.39)	5.89	10.72	9.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.29	0.23	0.27	9.11	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	1.59	1.87	2.09	2.45	(a)
Portfolio turnover	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$4,563	$1,889	$443	$110

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Years ended 4/30			Period ended 4/30/13 (c)
Class R1	2016	2015	2014
Net asset value, beginning of period	$12.17	$11.78	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.06	$0.09	$0.10	$0.07
Net realized and unrealized gain (loss) on investments	(0.24)	0.48	0.94	0.84
Total from investment operations	$(0.18)	$0.57	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.10)	$(0.08)	$(0.08)
From net realized gain on investments	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.20)	$(0.18)	$(0.09)	$(0.08)
Net asset value, end of period (x)	$11.79	$12.17	$11.78	$10.83
Total return (%) (r)(s)(x)	(1.40)	4.88	9.63	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	1.23	1.29	10.12	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.51	0.73	0.85	1.45	(a)
Portfolio turnover	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$87	$163	$120	$109

	Years ended 4/30			Period ended 4/30/13 (c)
Class R2	2016	2015	2014
Net asset value, beginning of period	$12.17	$11.78	$10.85	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.15	$0.13	$0.10
Net realized and unrealized gain (loss) on investments	(0.24)	0.49	0.97	0.84
Total from investment operations	$(0.12)	$0.64	$1.10	$0.94

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.17)	$(0.16)	$(0.09)
From net realized gain on investments	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.32)	$(0.25)	$(0.17)	$(0.09)
Net asset value, end of period (x)	$11.73	$12.17	$11.78	$10.85
Total return (%) (r)(s)(x)	(0.89)	5.42	10.19	9.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.79	0.73	0.76	9.60	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	(a)
Net investment income (l)	1.02	1.27	1.09	1.95	(a)
Portfolio turnover	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$7,489	$4,200	$3,799	$121

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Years ended 4/30			Period ended 4/30/13 (c)
Class R3	2016	2015	2014
Net asset value, beginning of period	$12.19	$11.80	$10.86	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.17	$0.19	$0.06
Net realized and unrealized gain (loss) on investments	(0.23)	0.49	0.93	0.89
Total from investment operations	$(0.08)	$0.66	$1.12	$0.95

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.19)	$(0.17)	$(0.09)
From net realized gain on investments	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.35)	$(0.27)	$(0.18)	$(0.09)
Net asset value, end of period (x)	$11.76	$12.19	$11.80	$10.86
Total return (%) (r)(s)(x)	(0.60)	5.65	10.39	9.62	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.54	0.48	0.53	1.74	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	1.27	1.45	1.70	1.13	(a)
Portfolio turnover	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$22,370	$12,732	$8,877	$3,065

	Years ended 4/30			Period ended 4/30/13 (c)
Class R4	2016	2015	2014
Net asset value, beginning of period	$12.22	$11.83	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.22	$0.21	$0.07
Net realized and unrealized gain (loss) on investments	(0.25)	0.47	0.95	0.90
Total from investment operations	$(0.06)	$0.69	$1.16	$0.97

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.22)	$(0.19)	$(0.10)
From net realized gain on investments	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.37)	$(0.30)	$(0.20)	$(0.10)
Net asset value, end of period (x)	$11.79	$12.22	$11.83	$10.87
Total return (%) (r)(s)(x)	(0.40)	5.88	10.72	9.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	0.23	0.28	0.33	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	1.59	1.82	1.88	1.28	(a)
Portfolio turnover	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$105,570	$98,370	$66,460	$40,552

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.55	$13.90	$12.51	$11.10	$11.39

Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.18	$0.17	$0.15	$0.15
Net realized and unrealized gain (loss) on investments	(0.38)	0.70	1.41	1.42	(0.23)
Total from investment operations	$(0.22)	$0.88	$1.58	$1.57	$(0.08)

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.23)	$(0.19)	$(0.16)	$(0.21)
From net realized gain on investments	(0.22)	—	—	—	—
Total distributions declared to shareholders	$(0.42)	$(0.23)	$(0.19)	$(0.16)	$(0.21)
Net asset value, end of period (x)	$13.91	$14.55	$13.90	$12.51	$11.10
Total return (%) (r)(s)(t)(x)	(1.51)	6.37	12.67	14.24	(0.49)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	0.44	0.41	0.46	0.47
Expenses after expense reductions (f)(h)	0.24	0.24	0.24	0.25	0.25
Net investment income (l)	1.13	1.29	1.30	1.32	1.40
Portfolio turnover	6	11	6	13	12
Net assets at end of period (000 omitted)	$44,995	$42,887	$39,929	$26,738	$18,822

	Years ended 4/30
Class B	2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.37	$13.73	$12.37	$10.99	$11.27

Income (loss) from investment operations
Net investment income (d)(l)	$0.05	$0.07	$0.07	$0.07	$0.07
Net realized and unrealized gain (loss) on investments	(0.38)	0.69	1.39	1.39	(0.21)
Total from investment operations	$(0.33)	$0.76	$1.46	$1.46	$(0.14)

Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.12)	$(0.10)	$(0.08)	$(0.14)
From net realized gain on investments	(0.22)	—	—	—	—
Total distributions declared to shareholders	$(0.31)	$(0.12)	$(0.10)	$(0.08)	$(0.14)
Net asset value, end of period (x)	$13.73	$14.37	$13.73	$12.37	$10.99
Total return (%) (r)(s)(t)(x)	(2.27)	5.59	11.82	13.39	(1.16)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	1.19	1.16	1.21	1.22
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.37	0.53	0.53	0.60	0.63
Portfolio turnover	6	11	6	13	12
Net assets at end of period (000 omitted)	$8,498	$8,414	$8,022	$6,347	$4,497

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class C	2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.29	$13.67	$12.33	$10.94	$11.24

Income (loss) from investment operations
Net investment income (d)(l)	$0.05	$0.08	$0.07	$0.06	$0.06
Net realized and unrealized gain (loss) on investments	(0.37)	0.67	1.38	1.41	(0.22)
Total from investment operations	$(0.32)	$0.75	$1.45	$1.47	$(0.16)

Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.13)	$(0.11)	$(0.08)	$(0.14)
From net realized gain on investments	(0.22)	—	—	—	—
Total distributions declared to shareholders	$(0.31)	$(0.13)	$(0.11)	$(0.08)	$(0.14)
Net asset value, end of period (x)	$13.66	$14.29	$13.67	$12.33	$10.94
Total return (%) (r)(s)(t)(x)	(2.20)	5.51	11.78	13.48	(1.27)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	1.19	1.16	1.21	1.22
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.38	0.55	0.55	0.57	0.62
Portfolio turnover	6	11	6	13	12
Net assets at end of period (000 omitted)	$15,554	$15,521	$13,791	$8,949	$6,861

	Years ended 4/30
Class I	2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.63	$13.98	$12.58	$11.15	$11.43

Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.23	$0.21	$0.18	$0.17
Net realized and unrealized gain (loss) on investments	(0.37)	0.68	1.41	1.43	(0.21)
Total from investment operations	$(0.18)	$0.91	$1.62	$1.61	$(0.04)

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.26)	$(0.22)	$(0.18)	$(0.24)
From net realized gain on investments	(0.22)	—	—	—	—
Total distributions declared to shareholders	$(0.45)	$(0.26)	$(0.22)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$14.00	$14.63	$13.98	$12.58	$11.15
Total return (%) (r)(s)(x)	(1.19)	6.57	12.90	14.60	(0.17)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.17	0.20	0.16	0.21	0.22
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	1.36	1.61	1.54	1.60	1.59
Portfolio turnover	6	11	6	13	12
Net assets at end of period (000 omitted)	$12,156	$11,665	$8,067	$6,207	$4,121

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class R1	2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.39	$13.75	$12.39	$10.99	$11.28

Income (loss) from investment operations
Net investment income (d)(l)	$0.04	$0.09	$0.07	$0.07	$0.07
Net realized and unrealized gain (loss) on investments	(0.36)	0.67	1.39	1.41	(0.23)
Total from investment operations	$(0.32)	$0.76	$1.46	$1.48	$(0.16)

Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.12)	$(0.10)	$(0.08)	$(0.13)
From net realized gain on investments	(0.22)	—	—	—	—
Total distributions declared to shareholders	$(0.29)	$(0.12)	$(0.10)	$(0.08)	$(0.13)
Net asset value, end of period (x)	$13.78	$14.39	$13.75	$12.39	$10.99
Total return (%) (r)(s)(x)	(2.25)	5.56	11.79	13.51	(1.26)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	1.19	1.16	1.21	1.22
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.31	0.61	0.56	0.58	0.63
Portfolio turnover	6	11	6	13	12
Net assets at end of period (000 omitted)	$6,427	$8,165	$10,816	$9,253	$7,355

	Years ended 4/30
Class R2	2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.43	$13.79	$12.42	$11.01	$11.30

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.14	$0.14	$0.12	$0.12
Net realized and unrealized gain (loss) on investments	(0.38)	0.69	1.39	1.42	(0.22)
Total from investment operations	$(0.26)	$0.83	$1.53	$1.54	$(0.10)

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.19)	$(0.16)	$(0.13)	$(0.19)
From net realized gain on investments	(0.22)	—	—	—	—
Total distributions declared to shareholders	$(0.38)	$(0.19)	$(0.16)	$(0.13)	$(0.19)
Net asset value, end of period (x)	$13.79	$14.43	$13.79	$12.42	$11.01
Total return (%) (r)(s)(x)	(1.78)	6.07	12.34	14.05	(0.75)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.67	0.69	0.66	0.71	0.72
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50
Net investment income (l)	0.88	1.01	1.04	1.08	1.14
Portfolio turnover	6	11	6	13	12
Net assets at end of period (000 omitted)	$83,102	$79,912	$73,435	$59,251	$54,704

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class R3	2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.52	$13.87	$12.49	$11.08	$11.37

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.18	$0.18	$0.15	$0.14
Net realized and unrealized gain (loss) on investments	(0.37)	0.70	1.39	1.42	(0.22)
Total from investment operations	$(0.22)	$0.88	$1.57	$1.57	$(0.08)

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.23)	$(0.19)	$(0.16)	$(0.21)
From net realized gain on investments	(0.22)	—	—	—	—
Total distributions declared to shareholders	$(0.42)	$(0.23)	$(0.19)	$(0.16)	$(0.21)
Net asset value, end of period (x)	$13.88	$14.52	$13.87	$12.49	$11.08
Total return (%) (r)(s)(x)	(1.52)	6.37	12.63	14.26	(0.50)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	0.44	0.41	0.46	0.47
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	1.06	1.27	1.34	1.30	1.36
Portfolio turnover	6	11	6	13	12
Net assets at end of period (000 omitted)	$90,624	$71,753	$57,969	$35,972	$25,364

	Years ended 4/30
Class R4	2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.61	$13.96	$12.56	$11.14	$11.42

Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.22	$0.21	$0.20	$0.17
Net realized and unrealized gain (loss) on investments	(0.38)	0.69	1.41	1.40	(0.21)
Total from investment operations	$(0.19)	$0.91	$1.62	$1.60	$(0.04)

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.26)	$(0.22)	$(0.18)	$(0.24)
From net realized gain on investments	(0.22)	—	—	—	—
Total distributions declared to shareholders	$(0.45)	$(0.26)	$(0.22)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$13.97	$14.61	$13.96	$12.56	$11.14
Total return (%) (r)(s)(x)	(1.26)	6.58	12.93	14.53	(0.17)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.17	0.20	0.16	0.19	0.22
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	1.37	1.56	1.57	1.72	1.60
Portfolio turnover	6	11	6	13	12
Net assets at end of period (000 omitted)	$184,249	$169,285	$129,817	$80,692	$902

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30			Period ended 4/3013 (c)
Class A	2016	2015	2014
Net asset value, beginning of period	$12.96	$12.41	$11.07	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.15	$0.16	$0.07
Net realized and unrealized gain (loss) on investments	(0.35)	0.67	1.35	1.11
Total from investment operations	$(0.23)	$0.82	$1.51	$1.18

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.18)	$(0.16)	$(0.11)
From net realized gain on investments	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.38)	$(0.27)	$(0.17)	$(0.11)
Net asset value, end of period (x)	$12.35	$12.96	$12.41	$11.07
Total return (%) (r)(s)(t)(x)	(1.71)	6.72	13.61	11.89	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.59	0.54	0.63	6.19	(a)
Expenses after expense reductions (f)(h)	0.24	0.24	0.24	0.25	(a)
Net investment income (l)	0.98	1.19	1.33	1.33	(a)
Portfolio turnover	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$7,454	$6,353	$3,502	$671

	Years ended 4/30			Period ended 4/30/13 (c)
Class B	2016	2015	2014
Net asset value, beginning of period	$12.88	$12.36	$11.05	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02	$0.04	$0.03	$0.05
Net realized and unrealized gain (loss) on investments	(0.34)	0.68	1.38	1.09
Total from investment operations	$(0.32)	$0.72	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.11)	$(0.09)	$(0.09)
From net realized gain on investments	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.30)	$(0.20)	$(0.10)	$(0.09)
Net asset value, end of period (x)	$12.26	$12.88	$12.36	$11.05
Total return (%) (r)(s)(t)(x)	(2.45)	5.88	12.75	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.34	1.29	1.40	8.13	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.20	0.33	0.27	0.94	(a)
Portfolio turnover	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$1,261	$950	$404	$186

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Years ended 4/30			Period ended 4/30/13 (c)
Class C	2016	2015	2014
Net asset value, beginning of period	$12.83	$12.32	$11.05	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03	$0.05	$0.05	$0.06
Net realized and unrealized gain (loss) on investments	(0.35)	0.67	1.36	1.08
Total from investment operations	$(0.32)	$0.72	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.12)	$(0.13)	$(0.09)
From net realized gain on investments	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.29)	$(0.21)	$(0.14)	$(0.09)
Net asset value, end of period (x)	$12.22	$12.83	$12.32	$11.05
Total return (%) (r)(s)(t)(x)	(2.40)	5.89	12.76	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.33	1.29	1.37	9.03	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.27	0.39	0.45	1.11	(a)
Portfolio turnover	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$1,950	$1,965	$907	$136

	Years ended 4/30			Period ended 4/30/13 (c)
Class I	2016	2015	2014
Net asset value, beginning of period	$13.00	$12.44	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.17	$0.17	$0.11
Net realized and unrealized gain (loss) on investments	(0.34)	0.69	1.36	1.09
Total from investment operations	$(0.19)	$0.86	$1.53	$1.20

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.21)	$(0.17)	$(0.11)
From net realized gain on investments	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.41)	$(0.30)	$(0.18)	$(0.11)
Net asset value, end of period (x)	$12.40	$13.00	$12.44	$11.09
Total return (%) (r)(s)(x)	(1.40)	6.98	13.80	12.13	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	0.29	0.39	8.23	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	1.19	1.36	1.39	2.16	(a)
Portfolio turnover	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$3,921	$3,507	$1,417	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Years ended 4/30				Period ended 4/30/13 (c)
Class R1	2016		2015	2014
Net asset value, beginning of period	$12.93		$12.39	$11.05	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.00	(w)	$0.04	$0.03	$0.06
Net realized and unrealized gain (loss) on investments	(0.32)		0.68	1.38	1.08
Total from investment operations	$(0.32)		$0.72	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.09)	$(0.06)	$(0.09)
From net realized gain on investments	(0.22)		(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.22)		$(0.18)	$(0.07)	$(0.09)
Net asset value, end of period (x)	$12.39		$12.93	$12.39	$11.05
Total return (%) (r)(s)(x)	(2.39)		5.90	12.73	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.31		1.29	1.41	9.24	(a)
Expenses after expense reductions (f)(h)	1.00		1.00	1.00	1.00	(a)
Net investment income (l)	0.01		0.35	0.29	1.17	(a)
Portfolio turnover	7		8	8	3	(n)
Net assets at end of period (000 omitted)	$118		$180	$126	$112

	Years ended 4/30				Period ended 4/30/13 (c)
Class R2	2016		2015	2014
Net asset value, beginning of period	$12.93		$12.39	$11.07	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.11	$0.11	$0.08
Net realized and unrealized gain (loss) on investments	(0.33)		0.67	1.36	1.09
Total from investment operations	$(0.25)		$0.78	$1.47	$1.17

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.15)	$(0.14)	$(0.10)
From net realized gain on investments	(0.22)		(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.35)		$(0.24)	$(0.15)	$(0.10)
Net asset value, end of period (x)	$12.33		$12.93	$12.39	$11.07
Total return (%) (r)(s)(x)	(1.87)		6.38	13.31	11.84	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.84		0.79	0.87	7.87	(a)
Expenses after expense reductions (f)(h)	0.50		0.50	0.50	0.50	(a)
Net investment income (l)	0.66		0.86	0.94	1.50	(a)
Portfolio turnover	7		8	8	3	(n)
Net assets at end of period (000 omitted)	$5,805		$3,758	$2,718	$320

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Years ended 4/30			Period ended 4/30/13 (c)
Class R3	2016	2015	2014
Net asset value, beginning of period	$12.97	$12.43	$11.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.14	$0.13	$0.03
Net realized and unrealized gain (loss) on investments	(0.34)	0.67	1.38	1.16
Total from investment operations	$(0.22)	$0.81	$1.51	$1.19

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.18)	$(0.15)	$(0.11)
From net realized gain on investments	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.38)	$(0.27)	$(0.16)	$(0.11)
Net asset value, end of period (x)	$12.37	$12.97	$12.43	$11.08
Total return (%) (r)(s)(x)	(1.63)	6.61	13.65	11.98	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.59	0.54	0.64	1.80	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	0.95	1.08	1.10	0.53	(a)
Portfolio turnover	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$20,110	$12,389	$6,246	$2,431

	Years ended 4/30			Period ended 4/30/13 (c)
Class R4	2016	2015	2014
Net asset value, beginning of period	$13.00	$12.44	$11.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.19	$0.16	$0.03
Net realized and unrealized gain (loss) on investments	(0.35)	0.67	1.38	1.16
Total from investment operations	$(0.20)	$0.86	$1.54	$1.19

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.21)	$(0.17)	$(0.11)
From net realized gain on investments	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.41)	$(0.30)	$(0.18)	$(0.11)
Net asset value, end of period (x)	$12.39	$13.00	$12.44	$11.08
Total return (%) (r)(s)(x)	(1.48)	6.98	13.90	12.03	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34	0.29	0.39	0.47	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	1.22	1.49	1.35	0.59	(a)
Portfolio turnover	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$86,982	$77,094	$45,765	$25,065

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.83	$14.09	$12.49	$10.96	$11.31

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.14	$0.13	$0.11	$0.10
Net realized and unrealized gain (loss) on investments	(0.41)	0.84	1.64	1.55	(0.27)
Total from investment operations	$(0.29)	$0.98	$1.77	$1.66	$(0.17)

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.21)	$(0.17)	$(0.13)	$(0.18)
From net realized gain on investments	(0.30)	(0.03)	—	—	—
Total distributions declared to shareholders	$(0.47)	$(0.24)	$(0.17)	$(0.13)	$(0.18)
Net asset value, end of period (x)	$14.07	$14.83	$14.09	$12.49	$10.96
Total return (%) (r)(s)(t)(x)	(1.94)	6.97	14.18	15.25	(1.36)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	0.48	0.45	0.53	0.55
Expenses after expense reductions (f)(h)	0.24	0.25	0.24	0.25	0.25
Net investment income (l)	0.83	0.99	0.97	1.02	0.97
Portfolio turnover	6	10	8	16	13
Net assets at end of period (000 omitted)	$28,324	$26,564	$25,674	$17,207	$12,700

	Years ended 4/30
Class B	2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.71	$13.98	$12.41	$10.90	$11.25

Income (loss) from investment operations
Net investment income (d)(l)	$0.01	$0.03	$0.02	$0.03	$0.02
Net realized and unrealized gain (loss) on investments	(0.41)	0.83	1.62	1.54	(0.27)
Total from investment operations	$(0.40)	$0.86	$1.64	$1.57	$(0.25)

Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.10)	$(0.07)	$(0.06)	$(0.10)
From net realized gain on investments	(0.30)	(0.03)	—	—	—
Total distributions declared to shareholders	$(0.36)	$(0.13)	$(0.07)	$(0.06)	$(0.10)
Net asset value, end of period (x)	$13.95	$14.71	$13.98	$12.41	$10.90
Total return (%) (r)(s)(t)(x)	(2.69)	6.16	13.26	14.42	(2.09)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.23	1.20	1.28	1.30
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.06	0.23	0.16	0.29	0.21
Portfolio turnover	6	10	8	16	13
Net assets at end of period (000 omitted)	$4,527	$4,432	$4,155	$3,369	$2,498
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class C	2016		2015	2014	2013	2012
Net asset value, beginning of period	$14.55		$13.83	$12.28	$10.79	$11.16

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.04	$0.02	$0.03	$0.03
Net realized and unrealized gain (loss) on investments	(0.40)		0.82	1.61	1.52	(0.28)
Total from investment operations	$(0.40)		$0.86	$1.63	$1.55	$(0.25)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.11)	$(0.08)	$(0.06)	$(0.12)
From net realized gain on investments	(0.30)		(0.03)	—	—	—
Total distributions declared to shareholders	$(0.35)		$(0.14)	$(0.08)	$(0.06)	$(0.12)
Net asset value, end of period (x)	$13.80		$14.55	$13.83	$12.28	$10.79
Total return (%) (r)(s)(t)(x)	(2.71)		6.21	13.30	14.40	(2.14)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20		1.23	1.20	1.27	1.30
Expenses after expense reductions (f)(h)	1.00		1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.01)		0.26	0.14	0.28	0.26
Portfolio turnover	6		10	8	16	13
Net assets at end of period (000 omitted)	$10,226		$11,840	$10,639	$8,046	$5,663

	Years ended 4/30
Class I	2016		2015	2014	2013	2012
Net asset value, beginning of period	$14.93		$14.18	$12.57	$11.02	$11.37

Income (loss) from investment operations
Net investment income (d)(l)	$0.15		$0.19	$0.16	$0.14	$0.12
Net realized and unrealized gain (loss) on investments	(0.41)		0.83	1.64	1.56	(0.27)
Total from investment operations	$(0.26)		$1.02	$1.80	$1.70	$(0.15)

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.24)	$(0.19)	$(0.15)	$(0.20)
From net realized gain on investments	(0.30)		(0.03)	—	—	—
Total distributions declared to shareholders	$(0.50)		$(0.27)	$(0.19)	$(0.15)	$(0.20)
Net asset value, end of period (x)	$14.17		$14.93	$14.18	$12.57	$11.02
Total return (%) (r)(s)(x)	(1.68)		7.24	14.38	15.61	(1.12)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20		0.23	0.21	0.28	0.30
Expenses after expense reductions (f)(h)	0.00		0.00	0.00	0.00	0.00
Net investment income (l)	1.09		1.30	1.20	1.27	1.19
Portfolio turnover	6		10	8	16	13
Net assets at end of period (000 omitted)	$9,766		$8,679	$8,344	$5,754	$4,030

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class R1	2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.62	$13.88	$12.32	$10.81	$11.18

Income (loss) from investment operations
Net investment income (d)(l)	$0.00 (w)	$0.04	$0.03	$0.03	$0.03
Net realized and unrealized gain (loss) on investments	(0.40)	0.82	1.61	1.53	(0.28)
Total from investment operations	$(0.40)	$0.86	$1.64	$1.56	$(0.25)

Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.09)	$(0.08)	$(0.05)	$(0.12)
From net realized gain on investments	(0.30)	(0.03)	—	—	—
Total distributions declared to shareholders	$(0.35)	$(0.12)	$(0.08)	$(0.05)	$(0.12)
Net asset value, end of period (x)	$13.87	$14.62	$13.88	$12.32	$10.81
Total return (%) (r)(s)(x)	(2.70)	6.18	13.32	14.44	(2.12)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.22	1.20	1.28	1.30
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.02	0.28	0.22	0.24	0.25
Portfolio turnover	6	10	8	16	13
Net assets at end of period (000 omitted)	$5,279	$5,528	$7,993	$6,368	$5,728

	Years ended 4/30
Class R2	2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.73	$14.00	$12.41	$10.89	$11.24

Income (loss) from investment operations
Net investment income (d)(l)	$0.08	$0.11	$0.09	$0.08	$0.07
Net realized and unrealized gain (loss) on investments	(0.41)	0.82	1.63	1.54	(0.27)
Total from investment operations	$(0.33)	$0.93	$1.72	$1.62	$(0.20)

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.17)	$(0.13)	$(0.10)	$(0.15)
From net realized gain on investments	(0.30)	(0.03)	—	—	—
Total distributions declared to shareholders	$(0.43)	$(0.20)	$(0.13)	$(0.10)	$(0.15)
Net asset value, end of period (x)	$13.97	$14.73	$14.00	$12.41	$10.89
Total return (%) (r)(s)(x)	(2.18)	6.68	13.91	14.93	(1.62)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70	0.73	0.70	0.78	0.80
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50
Net investment income (l)	0.58	0.76	0.67	0.74	0.71
Portfolio turnover	6	10	8	16	13
Net assets at end of period (000 omitted)	$66,272	$61,127	$54,916	$45,142	$45,458

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class R3	2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.83	$14.09	$12.49	$10.96	$11.31

Income (loss) from investment operations
Net investment income (d)(l)	$0.10	$0.14	$0.12	$0.11	$0.10
Net realized and unrealized gain (loss) on investments	(0.39)	0.84	1.65	1.55	(0.27)
Total from investment operations	$(0.29)	$0.98	$1.77	$1.66	$(0.17)

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.21)	$(0.17)	$(0.13)	$(0.18)
From net realized gain on investments	(0.30)	(0.03)	—	—	—
Total distributions declared to shareholders	$(0.47)	$(0.24)	$(0.17)	$(0.13)	$(0.18)
Net asset value, end of period (x)	$14.07	$14.83	$14.09	$12.49	$10.96
Total return (%) (r)(s)(x)	(1.93)	6.97	14.17	15.26	(1.37)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	0.48	0.45	0.52	0.55
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	0.74	0.98	0.91	0.95	0.94
Portfolio turnover	6	10	8	16	13
Net assets at end of period (000 omitted)	$49,816	$38,524	$30,202	$19,518	$10,073

	Years ended 4/30
Class R4	2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.92	$14.17	$12.56	$11.01	$11.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.19	$0.16	$0.18	$0.13
Net realized and unrealized gain (loss) on investments	(0.41)	0.83	1.64	1.52	(0.28)
Total from investment operations	$(0.26)	$1.02	$1.80	$1.70	$(0.15)

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.24)	$(0.19)	$(0.15)	$(0.20)
From net realized gain on investments	(0.30)	(0.03)	—	—	—
Total distributions declared to shareholders	$(0.50)	$(0.27)	$(0.19)	$(0.15)	$(0.20)
Net asset value, end of period (x)	$14.16	$14.92	$14.17	$12.56	$11.01
Total return (%) (r)(s)(x)	(1.68)	7.25	14.39	15.62	(1.12)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20	0.24	0.20	0.24	0.30
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	1.07	1.30	1.19	1.50	1.20
Portfolio turnover	6	10	8	16	13
Net assets at end of period (000 omitted)	$166,141	$153,594	$109,501	$77,285	$771

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30			Period ended 4/30/13 (c)
Class A	2016	2015	2014
Net asset value, beginning of period	$13.14	$12.55	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.11	$0.13	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	(0.36)	0.73	1.47	1.14
Total from investment operations	$(0.25)	$0.86	$1.60	$1.22

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.18)	$(0.16)	$(0.10)
From net realized gain on investments	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.37)	$(0.27)	$(0.17)	$(0.10)
Net asset value, end of period (x)	$12.52	$13.14	$12.55	$11.12
Total return (%) (r)(s)(t)(x)	(1.93)	6.95	14.36	12.30	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70	0.72	0.94	7.61	(a)
Expenses after expense reductions (f)(h)	0.24	0.24	0.22	0.25	(a)
Net investment income (l)	0.85	1.02	1.10	1.46	(a)
Portfolio turnover	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$4,576	$2,811	$1,403	$208

	Years ended 4/30			Period ended 4/30/13 (c)
Class B	2016	2015	2014
Net asset value, beginning of period	$13.06	$12.47	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.00 (w)	$0.03	$0.03	$0.05
Net realized and unrealized gain (loss) on investments	(0.35)	0.73	1.44	1.13
Total from investment operations	$(0.35)	$0.76	$1.47	$1.18

Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.08)	$(0.08)	$(0.09)
From net realized gain on investments	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.27)	$(0.17)	$(0.09)	$(0.09)
Net asset value, end of period (x)	$12.44	$13.06	$12.47	$11.09
Total return (%) (r)(s)(t)(x)	(2.67)	6.19	13.27	11.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.45	1.48	1.74	9.69	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.02	0.22	0.23	0.90	(a)
Portfolio turnover	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$593	$408	$325	$143

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Years ended 4/30			Period ended 4/30/13 (c)
Class C	2016	2015	2014
Net asset value, beginning of period	$13.04	$12.48	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01	$0.04	$0.02	$0.03
Net realized and unrealized gain (loss) on investments	(0.35)	0.72	1.45	1.15
Total from investment operations	$(0.34)	$0.76	$1.47	$1.18

Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.11)	$(0.07)	$(0.09)
From net realized gain on investments	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.28)	$(0.20)	$(0.08)	$(0.09)
Net asset value, end of period (x)	$12.42	$13.04	$12.48	$11.09
Total return (%) (r)(s)(t)(x)	(2.64)	6.17	13.29	11.92	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.45	1.47	1.74	9.35	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.04	0.33	0.16	0.49	(a)
Portfolio turnover	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$1,104	$909	$421	$197

	Years ended 4/30			Period ended 4/30/13 (c)
Class I	2016	2015	2014
Net asset value, beginning of period	$13.16	$12.56	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.20	$0.14	$0.11
Net realized and unrealized gain (loss) on investments	(0.36)	0.69	1.47	1.12
Total from investment operations	$(0.22)	$0.89	$1.61	$1.23

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.20)	$(0.17)	$(0.10)
From net realized gain on investments	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.39)	$(0.29)	$(0.18)	$(0.10)
Net asset value, end of period (x)	$12.55	$13.16	$12.56	$11.13
Total return (%) (r)(s)(x)	(1.66)	7.21	14.46	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	0.46	0.74	9.30	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	1.10	1.53	1.17	2.10	(a)
Portfolio turnover	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$1,718	$1,108	$241	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Years ended 4/30			Period ended 4/30/13 (c)
Class R1	2016	2015	2014
Net asset value, beginning of period	$13.10	$12.51	$11.10	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.02	$0.02	$0.06
Net realized and unrealized gain (loss) on investments	(0.34)	0.74	1.45	1.13
Total from investment operations	$(0.35)	$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.08)	$(0.05)	$(0.09)
From net realized gain on investments	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.24)	$(0.17)	$(0.06)	$(0.09)
Net asset value, end of period (x)	$12.51	$13.10	$12.51	$11.10
Total return (%) (r)(s)(x)	(2.66)	6.13	13.28	11.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.43	1.48	1.77	10.30	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.09)	0.19	0.15	1.10	(a)
Portfolio turnover	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$152	$172	$127	$112

	Years ended 4/30			Period ended 4/30/13 (c)
Class R2	2016	2015	2014
Net asset value, beginning of period	$13.10	$12.51	$11.11	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$0.09	$0.09	$0.08
Net realized and unrealized gain (loss) on investments	(0.36)	0.74	1.45	1.13
Total from investment operations	$(0.29)	$0.83	$1.54	$1.21

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.15)	$(0.13)	$(0.10)
From net realized gain on investments	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.34)	$(0.24)	$(0.14)	$(0.10)
Net asset value, end of period (x)	$12.47	$13.10	$12.51	$11.11
Total return (%) (r)(s)(x)	(2.20)	6.74	13.89	12.16	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.96	0.97	1.18	9.80	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	(a)
Net investment income (l)	0.55	0.71	0.77	1.60	(a)
Portfolio turnover	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$3,583	$1,769	$887	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Years ended 4/30			Period ended 4/30/13 (c)
Class R3	2016	2015	2014
Net asset value, beginning of period	$13.13	$12.54	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10	$0.11	$0.12	$0.03
Net realized and unrealized gain (loss) on investments	(0.34)	0.75	1.45	1.20
Total from investment operations	$(0.24)	$0.86	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.18)	$(0.15)	$(0.10)
From net realized gain on investments	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.37)	$(0.27)	$(0.16)	$(0.10)
Net asset value, end of period (x)	$12.52	$13.13	$12.54	$11.13
Total return (%) (r)(s)(x)	(1.87)	6.92	14.11	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70	0.72	0.97	3.04	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	0.78	0.86	0.97	0.54	(a)
Portfolio turnover	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$12,721	$7,566	$3,383	$1,253

	Years ended 4/30			Period ended 4/30/13 (c)
Class R4	2016	2015	2014
Net asset value, beginning of period	$13.15	$12.56	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.17	$0.15	$0.02
Net realized and unrealized gain (loss) on investments	(0.35)	0.71	1.46	1.21
Total from investment operations	$(0.22)	$0.88	$1.61	$1.23

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.20)	$(0.17)	$(0.10)
From net realized gain on investments	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.39)	$(0.29)	$(0.18)	$(0.10)
Net asset value, end of period (x)	$12.54	$13.15	$12.56	$11.13
Total return (%) (r)(s)(x)	(1.67)	7.13	14.46	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	0.47	0.74	0.88	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	1.04	1.34	1.22	0.46	(a)
Portfolio turnover	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$58,947	$47,311	$25,056	$12,238

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$15.88	$15.17	$13.45	$11.79	$12.08

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.15	$0.14	$0.13	$0.07
Net realized and unrealized gain (loss) on investments	(0.43)	0.89	1.76	1.66	(0.22)
Total from investment operations	$(0.30)	$1.04	$1.90	$1.79	$(0.15)

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.22)	$(0.18)	$(0.13)	$(0.12)
From net realized gain on investments	(0.26)	(0.11)	—	—	(0.02)
Total distributions declared to shareholders	$(0.44)	$(0.33)	$(0.18)	$(0.13)	$(0.14)
Net asset value, end of period (x)	$15.14	$15.88	$15.17	$13.45	$11.79
Total return (%) (r)(s)(t)(x)	(1.89)	6.92	14.14	15.26	(1.03)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	0.69	0.76	1.92	4.95
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	0.88	0.99	1.00	1.05	0.66
Portfolio turnover	7	9	9	14	69
Net assets at end of period (000 omitted)	$7,624	$5,730	$4,726	$1,916	$655

	Years ended 4/30
Class B	2016	2015	2014	2013	2012
Net asset value, beginning of period	$15.72	$15.01	$13.32	$11.69	$12.06

Income (loss) from investment operations
Net investment income (d)(l)	$0.00 (w)	$0.04	$0.02	$0.03	$0.02
Net realized and unrealized gain (loss) on investments	(0.42)	0.89	1.74	1.65	(0.26)
Total from investment operations	$(0.42)	$0.93	$1.76	$1.68	$(0.24)

Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.11)	$(0.07)	$(0.05)	$(0.11)
From net realized gain on investments	(0.26)	(0.11)	—	—	(0.02)
Total distributions declared to shareholders	$(0.32)	$(0.22)	$(0.07)	$(0.05)	$(0.13)
Net asset value, end of period (x)	$14.98	$15.72	$15.01	$13.32	$11.69
Total return (%) (r)(s)(t)(x)	(2.66)	6.21	13.24	14.41	(1.84)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.35	1.44	1.51	2.87	6.38
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.02	0.23	0.13	0.29	0.16
Portfolio turnover	7	9	9	14	69
Net assets at end of period (000 omitted)	$853	$828	$671	$446	$329

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Years ended 4/30
Class C	2016		2015	2014	2013	2012
Net asset value, beginning of period	$15.63		$14.96	$13.30	$11.68	$12.06

Income (loss) from investment operations
Net investment income (d)(l)	$(0.00	)(w)	$0.04	$0.03	$0.04	$0.03
Net realized and unrealized gain (loss) on investments	(0.41)		0.87	1.73	1.63	(0.27)
Total from investment operations	$(0.41)		$0.91	$1.76	$1.67	$(0.24)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.13)	$(0.10)	$(0.05)	$(0.12)
From net realized gain on investments	(0.26)		(0.11)	—	—	(0.02)
Total distributions declared to shareholders	$(0.31)		$(0.24)	$(0.10)	$(0.05)	$(0.14)
Net asset value, end of period (x)	$14.91		$15.63	$14.96	$13.30	$11.68
Total return (%) (r)(s)(t)(x)	(2.59)		6.13	13.25	14.36	(1.79)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.35		1.44	1.51	2.83	6.49
Expenses after expense reductions (f)(h)	1.00		1.00	1.00	1.00	1.00
Net investment income (l)	(0.00	)(w)	0.28	0.18	0.30	0.24
Portfolio turnover	7		9	9	14	69
Net assets at end of period (000 omitted)	$1,775		$1,835	$1,195	$468	$267

	Years ended 4/30
Class I	2016		2015	2014	2013	2012
Net asset value, beginning of period	$15.85		$15.14	$13.41	$11.75	$12.10

Income (loss) from investment operations
Net investment income (d)(l)	$0.15		$0.20	$0.17	$0.15	$0.15
Net realized and unrealized gain (loss) on investments	(0.41)		0.87	1.76	1.66	(0.27)
Total from investment operations	$(0.26)		$1.07	$1.93	$1.81	$(0.12)

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.25)	$(0.20)	$(0.15)	$(0.21)
From net realized gain on investments	(0.26)		(0.11)	—	—	(0.02)
Total distributions declared to shareholders	$(0.47)		$(0.36)	$(0.20)	$(0.15)	$(0.23)
Net asset value, end of period (x)	$15.12		$15.85	$15.14	$13.41	$11.75
Total return (%) (r)(s)(x)	(1.61)		7.16	14.43	15.50	(0.77)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35		0.44	0.51	1.85	5.44
Expenses after expense reductions (f)(h)	0.00		0.00	0.00	0.00	0.00
Net investment income (l)	0.97		1.31	1.20	1.21	1.33
Portfolio turnover	7		9	9	14	69
Net assets at end of period (000 omitted)	$1,560		$1,132	$840	$542	$368

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Years ended 4/30
Class R1	2016	2015	2014	2013	2012
Net asset value, beginning of period	$15.64	$14.98	$13.31	$11.69	$12.06

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.12	$0.02	$0.05	$0.02
Net realized and unrealized gain (loss) on investments	(0.40)	0.79	1.74	1.62	(0.26)
Total from investment operations	$(0.41)	$0.91	$1.76	$1.67	$(0.24)

Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.14)	$(0.09)	$(0.05)	$(0.11)
From net realized gain on investments	(0.26)	(0.11)	—	—	(0.02)
Total distributions declared to shareholders	$(0.29)	$(0.25)	$(0.09)	$(0.05)	$(0.13)
Net asset value, end of period (x)	$14.94	$15.64	$14.98	$13.31	$11.69
Total return (%) (r)(s)(x)	(2.64)	6.14	13.24	14.38	(1.81)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.34	1.42	1.51	2.87	6.47
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.05)	0.77	0.16	0.38	0.21
Portfolio turnover	7	9	9	14	69
Net assets at end of period (000 omitted)	$316	$377	$567	$250	$182

	Years ended 4/30
Class R2	2016	2015	2014	2013	2012
Net asset value, beginning of period	$15.73	$15.04	$13.34	$11.71	$12.08

Income (loss) from investment operations
Net investment income (d)(l)	$0.09	$0.12	$0.10	$0.10	$0.07
Net realized and unrealized gain (loss) on investments	(0.43)	0.87	1.75	1.63	(0.25)
Total from investment operations	$(0.34)	$0.99	$1.85	$1.73	$(0.18)

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.19)	$(0.15)	$(0.10)	$(0.17)
From net realized gain on investments	(0.26)	(0.11)	—	—	(0.02)
Total distributions declared to shareholders	$(0.41)	$(0.30)	$(0.15)	$(0.10)	$(0.19)
Net asset value, end of period (x)	$14.98	$15.73	$15.04	$13.34	$11.71
Total return (%) (r)(s)(x)	(2.16)	6.67	13.87	14.88	(1.28)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.85	0.94	1.01	2.27	5.96
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50
Net investment income (l)	0.60	0.81	0.67	0.81	0.66
Portfolio turnover	7	9	9	14	69
Net assets at end of period (000 omitted)	$19,041	$13,030	$6,975	$3,282	$1,627

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Years ended 4/30
Class R3	2016	2015	2014	2013	2012
Net asset value, beginning of period	$15.80	$15.09	$13.37	$11.73	$12.09

Income (loss) from investment operations
Net investment income (d)(l)	$0.11	$0.14	$0.13	$0.12	$0.09
Net realized and unrealized gain (loss) on investments	(0.42)	0.90	1.77	1.65	(0.24)
Total from investment operations	$(0.31)	$1.04	$1.90	$1.77	$(0.15)

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.22)	$(0.18)	$(0.13)	$(0.19)
From net realized gain on investments	(0.26)	(0.11)	—	—	(0.02)
Total distributions declared to shareholders	$(0.44)	$(0.33)	$(0.18)	$(0.13)	$(0.21)
Net asset value, end of period (x)	$15.05	$15.80	$15.09	$13.37	$11.73
Total return (%) (r)(s)(x)	(1.96)	6.95	14.19	15.17	(1.04)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	0.69	0.76	1.82	5.30
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	0.76	0.90	0.90	0.95	0.79
Portfolio turnover	7	9	9	14	69
Net assets at end of period (000 omitted)	$15,980	$9,089	$4,941	$2,694	$585

	Years ended 4/30
Class R4	2016	2015	2014	2013	2012
Net asset value, beginning of period	$15.85	$15.13	$13.40	$11.75	$12.10

Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.20	$0.18	$0.19	$0.13
Net realized and unrealized gain (loss) on investments	(0.43)	0.88	1.75	1.61	(0.25)
Total from investment operations	$(0.27)	$1.08	$1.93	$1.80	$(0.12)

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.25)	$(0.20)	$(0.15)	$(0.21)
From net realized gain on investments	(0.26)	(0.11)	—	—	(0.02)
Total distributions declared to shareholders	$(0.47)	$(0.36)	$(0.20)	$(0.15)	$(0.23)
Net asset value, end of period (x)	$15.11	$15.85	$15.13	$13.40	$11.75
Total return (%) (r)(s)(x)	(1.68)	7.23	14.44	15.41	(0.77)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	0.44	0.51	0.93	5.50
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	1.06	1.28	1.22	1.51	1.19
Portfolio turnover	7	9	9	14	69
Net assets at end of period (000 omitted)	$66,990	$58,759	$38,224	$19,646	$138

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30			Period ended 4/30/13 (c)
Class A	2016	2015	2014
Net asset value, beginning of period	$13.16	$12.54	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.14	$0.12	$0.09
Net realized and unrealized gain (loss) on investments	(0.38)	0.72	1.45	1.14
Total from investment operations	$(0.25)	$0.86	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.18)	$(0.13)	$(0.11)
From net realized gain on investments	(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.30)	$(0.24)	$(0.15)	$(0.11)
Net asset value, end of period (x)	$12.61	$13.16	$12.54	$11.12
Total return (%) (r)(s)(t)(x)	(1.81)	6.90	14.17	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.73	2.84	7.18	12.11	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	1.00	1.10	0.97	1.74	(a)
Portfolio turnover	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$2,014	$1,036	$428	$143

	Years ended 4/30			Period ended 4/30/13 (c)
Class B	2016	2015	2014
Net asset value, beginning of period	$13.12	$12.51	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.03	$0.01	$0.06
Net realized and unrealized gain (loss) on investments	(0.33)	0.73	1.46	1.13
Total from investment operations	$(0.34)	$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.09)	$(0.03)	$(0.10)
From net realized gain on investments	(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.20)	$(0.15)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$12.58	$13.12	$12.51	$11.09
Total return (%) (r)(s)(t)(x)	(2.58)	6.13	13.34	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.50	3.67	8.83	13.29	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.06)	0.26	0.11	1.10	(a)
Portfolio turnover	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$270	$244	$148	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Years ended 4/30				Period ended 4/30/13 (c)
Class C	2016		2015	2014
Net asset value, beginning of period	$13.04		$12.45	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.05	$0.06	$0.05
Net realized and unrealized gain (loss) on investments	(0.34)		0.71	1.41	1.14
Total from investment operations	$(0.34)		$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.11)	$(0.09)	$(0.10)
From net realized gain on investments	(0.16)		(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.21)		$(0.17)	$(0.11)	$(0.10)
Net asset value, end of period (x)	$12.49		$13.04	$12.45	$11.09
Total return (%) (r)(s)(t)(x)	(2.59)		6.17	13.32	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.50		3.61	7.52	13.05	(a)
Expenses after expense reductions (f)(h)	1.00		1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.00)		0.37	0.46	1.03	(a)
Portfolio turnover	14		18	20	3	(n)
Net assets at end of period (000 omitted)	$1,100		$1,031	$494	$129

	Years ended 4/30				Period ended 4/30/13 (c)
Class I	2016		2015	2014
Net asset value, beginning of period	$13.20		$12.57	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.12	$0.14	$0.11
Net realized and unrealized gain (loss) on investments	(0.34)		0.77	1.47	1.13
Total from investment operations	$(0.22)		$0.89	$1.61	$1.24

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.20)	$(0.15)	$(0.11)
From net realized gain on investments	(0.16)		(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.33)		$(0.26)	$(0.17)	$(0.11)
Net asset value, end of period (x)	$12.65		$13.20	$12.57	$11.13
Total return (%) (r)(s)(x)	(1.61)		7.14	14.50	12.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.50		2.80	6.45	12.29	(a)
Expenses after expense reductions (f)(h)	0.00		0.00	0.00	0.00	(a)
Net investment income (l)	0.94		0.95	1.13	2.10	(a)
Portfolio turnover	14		18	20	3	(n)
Net assets at end of period (000 omitted)	$608		$391	$477	$113

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Years ended 4/30			Period ended 4/30/13 (c)
Class R1	2016	2015	2014
Net asset value, beginning of period	$13.14	$12.51	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.03	$0.02	$0.06
Net realized and unrealized gain (loss) on investments	(0.31)	0.73	1.45	1.13
Total from investment operations	$(0.35)	$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.03)	$(0.10)
From net realized gain on investments	(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.16)	$(0.13)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$12.63	$13.14	$12.51	$11.09
Total return (%) (r)(s)(x)	(2.62)	6.14	13.34	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.53	3.71	8.98	13.29	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.31)	0.21	0.15	1.10	(a)
Portfolio turnover	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$62	$141	$127	$112

	Years ended 4/30			Period ended 4/30/13 (c)
Class R2	2016	2015	2014
Net asset value, beginning of period	$13.14	$12.53	$11.11	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$0.09	$0.07	$0.08
Net realized and unrealized gain (loss) on investments	(0.36)	0.73	1.47	1.13
Total from investment operations	$(0.29)	$0.82	$1.54	$1.21

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.15)	$(0.10)	$(0.10)
From net realized gain on investments	(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.28)	$(0.21)	$(0.12)	$(0.10)
Net asset value, end of period (x)	$12.57	$13.14	$12.53	$11.11
Total return (%) (r)(s)(x)	(2.12)	6.63	13.88	12.25	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.98	3.11	7.83	12.78	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	(a)
Net investment income (l)	0.57	0.73	0.60	1.60	(a)
Portfolio turnover	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$1,855	$773	$260	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Years ended 4/30			Period ended 4/30/13 (c)
Class R3	2016	2015	2014
Net asset value, beginning of period	$13.17	$12.54	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10	$0.11	$0.12	$0.07
Net realized and unrealized gain (loss) on investments	(0.36)	0.75	1.45	1.16
Total from investment operations	$(0.26)	$0.86	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.17)	$(0.13)	$(0.11)
From net realized gain on investments	(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.30)	$(0.23)	$(0.15)	$(0.11)
Net asset value, end of period (x)	$12.61	$13.17	$12.54	$11.12
Total return (%) (r)(s)(x)	(1.89)	6.95	14.18	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.74	2.81	7.04	11.17	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	0.76	0.84	0.97	1.42	(a)
Portfolio turnover	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$3,915	$2,353	$894	$239

	Years ended 4/30			Period ended 4/30/13 (c)
Class R4	2016	2015	2014
Net asset value, beginning of period	$13.20	$12.56	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.18	$0.15	$0.10
Net realized and unrealized gain (loss) on investments	(0.35)	0.72	1.45	1.14
Total from investment operations	$(0.22)	$0.90	$1.60	$1.24

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.20)	$(0.15)	$(0.11)
From net realized gain on investments	(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.33)	$(0.26)	$(0.17)	$(0.11)
Net asset value, end of period (x)	$12.65	$13.20	$12.56	$11.13
Total return (%) (r)(s)(x)	(1.61)	7.23	14.41	12.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.48	2.51	5.94	11.79	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	1.07	1.42	1.24	1.98	(a)
Portfolio turnover	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$10,776	$5,056	$1,560	$147

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Lifetime Income Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the funds’ Statements of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund-of-funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to each fund, management expects that the impact of each fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Notes to Financial Statements – continued

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities,

Notes to Financial Statements – continued

interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2016 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Investments at Value
Mutual Funds	$547,254,698	$—	$—	$547,254,698

MFS Lifetime 2015 Fund
Investments at Value
Mutual Funds	$53,855,874	$—	$—	$53,855,874

MFS Lifetime 2020 Fund
Investments at Value
Mutual Funds	$371,188,498	$—	$—	$371,188,498

MFS Lifetime 2025 Fund
Investments at Value
Mutual Funds	$156,735,832	$—	$—	$156,735,832

MFS Lifetime 2030 Fund
Investments at Value
Mutual Funds	$445,859,771	$—	$—	$445,859,771

MFS Lifetime 2035 Fund
Investments at Value
Mutual Funds	$127,631,249	$—	$—	$127,631,249

MFS Lifetime 2040 Fund
Investments at Value
Mutual Funds	$340,532,547	$—	$—	$340,532,547

MFS Lifetime 2045 Fund
Investments at Value
Mutual Funds	$83,403,802	$—	$—	$83,403,802

MFS Lifetime 2050 Fund
Investments at Value
Mutual Funds	$114,223,519	$—	$—	$114,223,519

MFS Lifetime 2055 Fund
Investments at Value
Mutual Funds	$20,639,806	$—	$—	$20,639,806

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Notes to Financial Statements – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, each fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the year ended April 30, 2016, is shown as a reduction of total expenses in the Statements of Operations. In the case of the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2025 Fund, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

Year ended 4/30/16	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Ordinary income (including any short-term capital gains)	$7,267,245	$999,058	$5,979,534	$2,294,071	$5,700,117
Long-term capital gains	3,568,308	414,081	6,060,596	1,916,003	6,294,068
Total distributions	$10,835,553	$1,413,139	$12,040,130	$4,210,074	$11,994,185

Year ended 4/30/16	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Ordinary income (including any short-term capital gains)	$1,595,125	$4,074,237	$904,219	$1,301,027	$169,062
Long-term capital gains	1,991,317	6,350,002	1,148,054	1,665,016	177,009
Total distributions	$3,586,442	$10,424,239	$2,052,273	$2,966,043	$346,071

Year ended 4/30/15	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Ordinary income (including any short-term capital gains)	$8,137,930	$1,087,089	$6,966,115	$2,079,078	$5,947,098
Long-term capital gains	2,081,037	160,005	—	652,036	—
Total distributions	$10,218,967	$1,247,094	$6,966,115	$2,731,114	$5,947,098

Year ended 4/30/15	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Ordinary income (including any short-term capital gains)	$1,388,333	$4,165,075	$737,229	$1,131,032	$104,304
Long-term capital gains	622,126	452,003	329,974	524,041	35,005
Total distributions	$2,010,459	$4,617,078	$1,067,203	$1,655,073	$139,309

Notes to Financial Statements – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/16	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Cost of investments	$517,813,018	$52,987,737	$334,757,830	$152,891,997	$394,239,415
Gross appreciation	33,006,052	1,241,291	39,837,820	5,874,797	59,290,875
Gross depreciation	(3,564,372)	(373,154)	(3,407,178)	(2,030,962)	(7,670,519)
Net unrealized appreciation (depreciation)	$29,441,680	$868,137	$36,430,642	$3,843,835	$51,620,356
Undistributed ordinary income	1,480,640	294,801	1,925,022	601,763	1,040,465
Undistributed long-term capital gain	2,440,643	320,730	3,475,080	1,829,090	6,803,609
Other temporary differences	(392,004)	—	—	—	—

As of 4/30/16	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Cost of investments	$124,818,446	$296,928,571	$81,729,328	$109,246,643	$20,447,561
Gross appreciation	5,073,560	48,756,812	2,919,378	6,649,790	318,284
Gross depreciation	(2,260,757)	(5,152,836)	(1,244,904)	(1,672,914)	(126,039)
Net unrealized appreciation (depreciation)	$2,812,803	$43,603,976	$1,674,474	$4,976,876	$192,245
Undistributed ordinary income	202,938	115,782	47,721	43,758	8,731
Undistributed long-term capital gain	2,075,036	5,936,684	1,322,128	1,885,958	267,478

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS Lifetime Income Fund		MFS Lifetime 2015 Fund		MFS Lifetime 2020 Fund
	Year ended 4/30/16	Year ended 4/30/15 (i)	Year ended 4/30/16	Year ended 4/30/15	Year ended 4/30/16	Year ended 4/30/15
Class A	$1,884,542	$2,412,221	$29,728	$30,245	$768,795	$924,820
Class B	150,161	227,337	2,823	2,409	61,765	84,318
Class C	1,241,348	1,655,515	5,129	12,678	159,276	241,849
Class I	401,052	513,721	7,338	2,866	84,778	66,327
Class R1	43,724	64,340	307	1,170	46,361	84,868
Class R2	341,864	439,732	33,230	28,052	924,406	1,199,856
Class R3	385,000	426,329	93,663	74,854	839,817	936,870
Class R4	1,468,542	1,416,269	730,800	835,771	3,094,336	3,427,207
Class 529A	710,993	164,601	—	—	—	—
Class 529B	23,811	4,445	—	—	—	—
Class 529C	186,030	29,256	—	—	—	—
Total	$6,837,067	$7,353,766	$903,018	$988,045	$5,979,534	$6,966,115

(i)	For Class 529A, Class 529B, and Class 529C, the period is from inception, January 8, 2015, through the stated period end.

Notes to Financial Statements – continued

	MFS Lifetime 2025 Fund		MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund
	Year ended 4/30/16	Year ended 4/30/15	Year ended 4/30/16	Year ended 4/30/15	Year ended 4/30/16	Year ended 4/30/15
Class A	$158,380	$124,588	$618,728	$701,716	$83,678	$72,769
Class B	7,902	10,870	55,856	71,672	6,900	4,966
Class C	21,202	20,589	106,184	139,387	12,533	14,088
Class I	72,147	22,882	184,007	205,034	51,806	41,891
Class R1	271	1,072	30,474	87,895	25	1,042
Class R2	67,011	54,146	898,765	1,026,549	43,609	39,828
Class R3	237,081	165,381	980,809	1,040,209	186,319	134,120
Class R4	1,647,009	1,606,527	2,825,294	2,674,636	1,186,699	1,056,301
Total	$2,211,003	$2,006,055	$5,700,117	$5,947,098	$1,571,569	$1,365,005

	MFS Lifetime 2040 Fund		MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund
	Year ended 4/30/16	Year ended 4/30/15	Year ended 4/30/16	Year ended 4/30/15	Year ended 4/30/16	Year ended 4/30/15
Class A	$324,920	$405,665	$43,402	$29,583	$83,132	$85,379
Class B	17,910	29,053	1,961	2,308	3,223	4,764
Class C	36,945	84,465	4,374	5,476	5,849	12,842
Class I	133,093	154,682	19,272	12,052	15,620	17,666
Class R1	17,593	41,128	286	814	498	8,739
Class R2	580,241	701,657	25,138	17,244	162,334	131,215
Class R3	451,555	498,955	108,056	70,992	127,449	89,322
Class R4	2,177,816	2,124,414	681,525	585,458	850,909	774,081
Total	$3,740,073	$4,040,019	$884,014	$723,927	$1,249,014	$1,124,008

	MFS Lifetime 2055 Fund
	Year ended 4/30/16	Year ended 4/30/15
Class A	$16,794	$11,126
Class B	599	1,455
Class C	3,535	7,428
Class I	5,402	4,699
Class R1	—	750
Class R2	11,908	6,408
Class R3	32,642	18,506
Class R4	92,122	52,628
Total	$163,002	$103,000

From net realized gain on investments

	MFS Lifetime Income Fund		MFS Lifetime 2015 Fund		MFS Lifetime 2020 Fund
	Year ended 4/30/16	Year ended 4/30/15	Year ended 4/30/16	Year ended 4/30/15	Year ended 4/30/16	Year ended 4/30/15
Class A	$893,629	$831,447	$18,515	$8,636	$781,352	$—
Class B	136,180	128,697	2,606	970	112,166	—
Class C	1,133,841	959,062	7,246	4,700	299,754	—
Class I	165,993	144,985	3,981	729	74,937	—
Class R1	40,014	37,474	750	576	95,975	—
Class R2	190,066	187,251	23,519	9,152	1,110,256	—
Class R3	167,839	147,505	57,039	21,556	851,004	—
Class R4	604,084	428,780	396,465	212,730	2,735,152	—
Class 529A	419,109	—	—	—	—	—
Class 529B	27,610	—	—	—	—	—
Class 529C	220,121	—	—	—	—	—
Total	$3,998,486	$2,865,201	$510,121	$259,049	$6,060,596	$—

Notes to Financial Statements – continued

	MFS Lifetime 2025 Fund		MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund
	Year ended 4/30/16	Year ended 4/30/15	Year ended 4/30/16	Year ended 4/30/15	Year ended 4/30/16	Year ended 4/30/15
Class A	$154,651	$47,572	$683,663	$—	$119,118	$37,349
Class B	15,841	6,623	130,799	—	20,276	4,304
Class C	37,763	12,381	244,770	—	38,234	11,231
Class I	62,164	7,956	173,130	—	62,530	18,967
Class R1	1,405	793	100,759	—	1,832	1,053
Class R2	76,438	25,137	1,215,940	—	76,231	24,751
Class R3	231,697	66,041	1,086,728	—	264,311	69,536
Class R4	1,419,112	558,556	2,658,279	—	1,432,341	478,263
Total	$1,999,071	$725,059	$6,294,068	$—	$2,014,873	$645,454

	MFS Lifetime 2040 Fund		MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund
	Year ended 4/30/16	Year ended 4/30/15	Year ended 4/30/16	Year ended 4/30/15	Year ended 4/30/16	Year ended 4/30/15
Class A	$596,991	$57,868	$63,154	$15,208	$122,985	$42,921
Class B	93,325	8,735	7,763	2,531	13,853	4,978
Class C	222,841	23,649	15,894	4,540	28,541	10,835
Class I	201,477	19,027	24,095	5,494	19,354	7,714
Class R1	108,554	14,145	2,528	954	4,974	6,737
Class R2	1,337,467	121,019	43,639	10,457	286,044	74,673
Class R3	826,712	71,303	159,071	37,204	186,975	45,193
Class R4	3,296,799	261,313	852,115	266,888	1,054,303	338,014
Total	$6,684,166	$577,059	$1,168,259	$343,276	$1,717,029	$531,065

	MFS Lifetime 2055 Fund
	Year ended 4/30/16	Year ended 4/30/15
Class A	$19,101	$3,838
Class B	2,740	978
Class C	12,783	4,074
Class I	5,233	1,452
Class R1	732	627
Class R2	15,734	2,557
Class R3	37,497	6,524
Class R4	89,249	16,259
Total	$183,069	$36,309

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles. This written agreement will continue until modified by the funds’ Board of Trustees, but such agreement will continue at least until August 31, 2016. After August 31, 2016, MFS, under certain conditions, may increase such expense limitation to 0.10% annually of each fund’s average daily net assets for each class of shares without a vote of the funds’ Board of Trustees. Any increase above 0.10% would require a vote of the funds’ Board of Trustees. For the year ended April 30, 2016, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$683,261	$240,812	$525,106	$380,700	$684,759

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$374,071	$638,044	$304,306	$340,782	$204,596

Notes to Financial Statements – continued

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended April 30, 2016, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	Class A	Class 529A
MFS Lifetime Income Fund	$97,676	$16,626
MFS Lifetime 2015 Fund	3,610	—
MFS Lifetime 2020 Fund	20,918	—
MFS Lifetime 2025 Fund	11,238	—
MFS Lifetime 2030 Fund	30,617	—
MFS Lifetime 2035 Fund	10,074	—
MFS Lifetime 2040 Fund	22,337	—
MFS Lifetime 2045 Fund	12,472	—
MFS Lifetime 2050 Fund	12,330	—
MFS Lifetime 2055 Fund	7,118	—

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$303,720
MFS Lifetime 2015 Fund	—	0.25%	0.25%	0.25%	4,569
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	113,179
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.23%	25,703
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.24%	108,156
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.24%	16,361
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.24%	68,673
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.24%	8,568
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	16,631
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	3,533

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$189,589
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	2,105
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	63,912
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	10,729
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	83,016
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	10,979
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	43,470
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	4,653
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	8,209
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	2,249

Notes to Financial Statements – continued

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$1,553,245
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	7,675
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	173,367
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	24,377
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	152,617
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	19,595
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	104,591
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	9,105
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	17,007
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	9,927

	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$54,540
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	943
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	57,372
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	1,198
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	69,584
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	1,309
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	51,898
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	1,715
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	3,069
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	852

	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$132,558
MFS Lifetime 2015 Fund	0.25%	0.25%	0.50%	0.50%	11,704
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	323,786
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	25,208
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	393,914
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	21,966
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	308,917
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	12,048
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	78,110
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	5,694

	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$62,418
MFS Lifetime 2015 Fund	—	0.25%	0.25%	0.25%	13,947
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	128,766
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	36,278
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	182,642
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	36,289
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	99,935
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	21,717
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	27,240
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	6,996

	Class 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.24%	$118,591

Notes to Financial Statements – continued

	Class 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	0.99%	$32,545

	Class 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	0.99%	$245,789

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Total Distribution and Service Fees	$2,692,995	$40,943	$860,382	$123,493	$989,929

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Total Distribution and Service Fees	$106,499	$677,484	$57,806	$150,266	$29,251

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2016, these rebates amounted to the following, and are included in the reduction of total expenses in the Statements of Operations:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$2,095	$1,134	$1,861	$2,336	$347
Class B	5	241	—	12	—
Class C	7	1	—	88	—
Class R2	—	1	—	24	—
Class 529A	2,492	—	—	—	—
Class 529B	217	—	—	—	—
Class 529C	1,280	—	—	—	—

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Class A	$1,473	$234	$183	$3
Class B	1	—	—	—

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2016, were as follows:

CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Class A	$9,143	$—	$66	$134	$122
Class B	43,068	861	9,536	1,286	9,671
Class C	62,038	20	978	1,344	2,557
Class 529B	477	—	—	—	—
Class 529C	450	—	—	—	—

CDSC Imposed	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Class A	$109	$462	$96	$181	$105
Class B	3,184	5,288	1,176	2,072	165
Class C	483	1,367	84	602	85

The MFS Lifetime Income Fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The MFS Lifetime Income Fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal

Notes to Financial Statements – continued

to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on August 31, 2016, unless MFD elects to extend the waiver. For the year ended April 30, 2016, this waiver amounted to $37,652 and is included in the reduction of total expenses in the Statements of Operations. The program manager fee incurred for the year ended April 30, 2016 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the MFS Lifetime Income Fund for the year ended April 30, 2016, were as follows:

	Fee	Waiver
Class 529A	$47,464	$23,732
Class 529B	3,255	1,627
Class 529C	24,586	12,293
Total Program Manager Fees and Waivers	$75,305	$37,652

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, certain MFS funds which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which the MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the year ended April 30, 2016, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed in the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the year ended April 30, 2016 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
0.0033%	0.0350%	0.0049%	0.0129%	0.0043%

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
0.0158%	0.0056%	0.0258%	0.0178%	0.1268%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other –These funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the year ended April 30, 2016, the fee paid by each fund under this agreement amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$1,488	$139	$997	$374	$1,131

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$305	$870	$186	$271	$37

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

On January 7, 2015, MFS purchased 10,000 shares each of Class 529A, Class 529B, and Class 529C, for an aggregate amount of $100,000 of the MFS Lifetime Income Fund.

Notes to Financial Statements – continued

On September 9, 2015, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
MFS Lifetime Income Fund	I	7,142	$85,275
MFS Lifetime Income Fund	R4	7,151	85,383
MFS Lifetime Income Fund	529A	10,069	99,482
MFS Lifetime Income Fund	529B	10,021	99,007
MFS Lifetime Income Fund	529C	10,021	99,007
MFS Lifetime 2015 Fund	A	10,500	111,300
MFS Lifetime 2015 Fund	B	5,620	59,179
MFS Lifetime 2015 Fund	C	5,646	59,170
MFS Lifetime 2015 Fund	I	5,852	62,265
MFS Lifetime 2015 Fund	R1	5,601	59,147
MFS Lifetime 2015 Fund	R2	10,458	110,541
MFS Lifetime 2015 Fund	R3	10,492	111,215
MFS Lifetime 2015 Fund	R4	10,536	112,103
MFS Lifetime 2025 Fund	A	10,496	122,383
MFS Lifetime 2025 Fund	B	6,071	70,120
MFS Lifetime 2025 Fund	C	10,399	119,692
MFS Lifetime 2025 Fund	I	10,528	123,178
MFS Lifetime 2025 Fund	R1	6,042	70,148
MFS Lifetime 2025 Fund	R2	10,447	121,499
MFS Lifetime 2025 Fund	R3	10,486	122,267
MFS Lifetime 2025 Fund	R4	10,528	123,178
MFS Lifetime 2030 Fund	I	6,354	87,939
MFS Lifetime 2035 Fund	A	10,465	127,778
MFS Lifetime 2035 Fund	B	6,256	75,760
MFS Lifetime 2035 Fund	C	10,379	125,171
MFS Lifetime 2035 Fund	I	10,499	128,718
MFS Lifetime 2035 Fund	R1	6,229	75,682
MFS Lifetime 2035 Fund	R2	10,423	126,952
MFS Lifetime 2035 Fund	R3	10,458	127,901
MFS Lifetime 2035 Fund	R4	10,499	128,718
MFS Lifetime 2040 Fund	I	6,281	88,185
MFS Lifetime 2045 Fund	A	10,451	129,070
MFS Lifetime 2045 Fund	B	6,268	76,720
MFS Lifetime 2045 Fund	C	6,281	76,754
MFS Lifetime 2045 Fund	I	10,483	129,780
MFS Lifetime 2045 Fund	R1	6,253	76,724
MFS Lifetime 2045 Fund	R2	10,405	127,877
MFS Lifetime 2045 Fund	R3	10,442	128,854
MFS Lifetime 2045 Fund	R4	10,483	129,675
MFS Lifetime 2050 Fund	B	7,103	104,627
MFS Lifetime 2050 Fund	C	10,508	153,942
MFS Lifetime 2050 Fund	I	10,855	161,848
MFS Lifetime 2050 Fund	R1	7,137	104,628
MFS Lifetime 2050 Fund	R4	10,855	161,740
MFS Lifetime 2055 Fund	A	6,434	79,653
MFS Lifetime 2055 Fund	B	6,252	76,900
MFS Lifetime 2055 Fund	C	6,291	76,939
MFS Lifetime 2055 Fund	I	6,482	80,506
MFS Lifetime 2055 Fund	R1	6,244	76,926
MFS Lifetime 2055 Fund	R2	6,374	78,719
MFS Lifetime 2055 Fund	R3	10,420	129,000
MFS Lifetime 2055 Fund	R4	10,458	129,888

At April 30, 2016, MFS held approximately 60%, 59%, and 83% of the outstanding shares of Class R1 of the MFS Lifetime 2015 Fund, MFS Lifetime 2025 Fund, and MFS Lifetime 2055 Fund, respectively.

Notes to Financial Statements – continued

(4)	Portfolio Securities

For the year ended April 30, 2016, purchases and sales of shares of underlying funds aggregated to the following:

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Purchases	$51,060,082	$11,589,515	$44,432,465	$40,386,727	$67,476,925
Sales	$57,638,884	$10,228,818	$38,755,484	$13,320,779	$25,775,255

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Purchases	$30,264,425	$53,256,863	$25,782,361	$30,945,000	$11,439,027
Sales	$7,799,656	$18,945,146	$3,975,228	$6,625,693	$1,975,617

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Lifetime Income Fund				MFS Lifetime 2015 Fund
	Year ended 4/30/16		Year ended 4/30/15 (i)		Year ended 4/30/16		Year ended 4/30/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,969,248	$23,567,240	2,560,098	$31,314,972	64,386	$681,413	64,446	$700,968
Class B	98,751	1,183,227	156,769	1,919,353	13,328	141,333	4,880	52,993
Class C	3,363,197	40,252,790	4,570,235	55,965,142	30,512	319,903	61,374	662,689
Class I	938,583	11,204,131	1,022,870	12,568,470	37,418	401,120	4,440	48,345
Class R1	63,179	761,170	76,602	941,001	2,951	31,754	448	4,809
Class R2	619,018	7,413,647	630,969	7,723,536	171,972	1,798,674	55,615	603,308
Class R3	1,169,176	13,888,493	910,050	11,146,628	436,832	4,524,536	263,767	2,851,511
Class R4	1,639,836	19,824,417	4,645,701	56,951,727	482,541	5,133,518	929,866	10,109,790
Class 529A	3,324,632	32,812,485	5,370,812	54,044,580	—	—	—	—
Class 529B	261,543	2,582,926	407,543	4,098,592	—	—	—	—
Class 529C	1,710,455	16,933,354	2,720,288	27,377,208	—	—	—	—
	15,157,618	$170,423,880	23,071,937	$264,051,209	1,239,940	$13,032,251	1,384,836	$15,034,413

Shares issued in connection with acquisition of MFS Lifetime 2010 Fund
Class A			1,719,950	$21,206,984
Class B			255,666	3,152,365
Class C			639,108	7,873,816
Class I			41,771	515,034
Class R1			389,060	4,801,004
Class R2			1,984,019	24,462,958
Class R3			495,250	6,106,433
Class R4			128,658	1,586,352
			5,653,482	$69,704,946

Notes to Financial Statements – continued

	MFS Lifetime Income Fund				MFS Lifetime 2015 Fund
	Year ended 4/30/16		Year ended 4/30/15 (i)		Year ended 4/30/16		Year ended 4/30/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	226,126	$2,687,775	255,867	$3,125,068	4,043	$41,881	3,128	$33,470
Class B	23,464	277,966	28,207	344,019	524	5,400	316	3,378
Class C	194,341	2,301,138	205,687	2,507,439	1,107	11,412	1,298	13,793
Class I	29,560	351,802	36,975	452,040	1,041	10,793	336	3,595
Class R1	7,051	83,589	8,341	101,795	102	1,057	163	1,746
Class R2	42,560	505,741	48,832	596,114	5,231	54,036	3,359	35,877
Class R3	46,480	552,653	46,946	573,463	14,560	150,702	9,010	96,410
Class R4	174,192	2,072,513	150,919	1,844,229	108,704	1,127,264	97,808	1,048,501
Class 529A	114,314	1,122,736	16,053	162,797	—	—	—	—
Class 529B	5,234	51,224	430	4,359	—	—	—	—
Class 529C	41,383	404,902	2,851	28,893	—	—	—	—
	904,705	$10,412,039	801,108	$9,740,216	135,312	$1,402,545	115,418	$1,236,770

Shares reacquired
Class A	(2,461,919)	$(29,460,797)	(3,174,530)	$(38,881,622)	(39,315)	$(414,811)	(50,460)	$(546,878)
Class B	(310,357)	(3,717,975)	(284,085)	(3,481,139)	(10,849)	(112,962)	(354)	(3,814)
Class C	(4,101,833)	(49,082,068)	(2,851,820)	(34,908,771)	(42,045)	(441,271)	(19,687)	(210,936)
Class I	(1,217,491)	(14,842,709)	(870,541)	(10,648,387)	(26,191)	(270,296)	(7,996)	(87,239)
Class R1	(84,895)	(1,013,098)	(213,194)	(2,610,421)	(5,879)	(62,134)	—	—
Class R2	(943,947)	(11,281,152)	(961,512)	(11,751,154)	(64,439)	(682,305)	(26,568)	(287,933)
Class R3	(509,486)	(6,136,490)	(562,088)	(6,884,458)	(137,196)	(1,447,910)	(164,841)	(1,796,504)
Class R4	(1,028,709)	(12,307,832)	(1,522,457)	(18,637,544)	(770,020)	(8,194,248)	(756,873)	(8,212,487)
Class 529A	(2,903,911)	(28,729,699)	(669,797)	(6,802,777)	—	—	—	—
Class 529B	(257,529)	(2,553,610)	(71,099)	(721,637)	—	—	—	—
Class 529C	(1,500,397)	(14,830,080)	(365,609)	(3,718,399)	—	—	—	—
	(15,320,474)	$(173,955,510)	(11,546,732)	$(139,046,309)	(1,095,934)	$(11,625,937)	(1,026,779)	$(11,145,791)

Net change
Class A	(266,545)	$(3,205,782)	1,361,385	$16,765,402	29,114	$308,483	17,114	$187,560
Class B	(188,142)	(2,256,782)	156,557	1,934,598	3,003	33,771	4,842	52,557
Class C	(544,295)	(6,528,140)	2,563,210	31,437,626	(10,426)	(109,956)	42,985	465,546
Class I	(249,348)	(3,286,776)	231,075	2,887,157	12,268	141,617	(3,220)	(35,299)
Class R1	(14,665)	(168,339)	260,809	3,233,379	(2,826)	(29,323)	611	6,555
Class R2	(282,369)	(3,361,764)	1,702,308	21,031,454	112,764	1,170,405	32,406	351,252
Class R3	706,170	8,304,656	890,158	10,942,066	314,196	3,227,328	107,936	1,151,417
Class R4	785,319	9,589,098	3,402,821	41,744,764	(178,775)	(1,933,466)	270,801	2,945,804
Class 529A	535,035	5,205,522	4,717,068	47,404,600	—	—	—	—
Class 529B	9,248	80,540	336,874	3,381,314	—	—	—	—
Class 529C	251,441	2,508,176	2,357,530	23,687,702	—	—	—	—
	741,849	$6,880,409	17,979,795	$204,450,062	279,318	$2,808,859	473,475	$5,125,392

(i)	For Class 529A, Class 529B, and Class 529C, the period is from inception, January 8, 2015, through the stated period end.

Notes to Financial Statements – continued

	MFS Lifetime 2020 Fund				MFS Lifetime 2025 Fund
	Year ended 4/30/16		Year ended 4/30/15		Year ended 4/30/16		Year ended 4/30/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	683,946	$8,925,118	927,929	$12,390,118	464,807	$5,413,849	404,082	$4,854,668
Class B	76,364	987,717	65,950	873,467	31,439	363,359	37,297	445,447
Class C	239,911	3,044,729	234,382	3,074,288	122,322	1,421,627	89,519	1,065,604
Class I	154,814	2,040,980	395,730	5,375,877	277,552	3,292,189	118,450	1,438,488
Class R1	65,352	852,466	103,072	1,367,918	1,348	16,408	3,057	36,396
Class R2	1,493,713	19,365,561	1,356,194	18,051,905	325,984	3,749,426	83,836	1,007,650
Class R3	1,925,919	24,751,823	1,607,372	21,448,616	1,037,964	12,122,516	510,277	6,106,267
Class R4	2,203,132	29,066,614	3,271,257	44,040,959	1,727,473	20,180,308	3,061,318	36,810,468
	6,843,151	$89,035,008	7,961,886	$106,623,148	3,988,889	$46,559,682	4,307,836	$51,764,988

Shares issued to shareholders in reinvestment of distributions
Class A	114,616	$1,459,068	65,551	$869,205	26,166	$300,652	14,102	$168,094
Class B	13,348	168,983	6,276	82,785	2,076	23,743	1,474	17,493
Class C	28,827	360,920	13,642	177,895	4,796	54,669	2,499	29,567
Class I	3,195	40,901	4,755	63,379	148	1,699	2,585	30,837
Class R1	11,225	142,336	6,434	84,868	145	1,676	156	1,865
Class R2	149,985	1,898,808	86,166	1,136,542	11,911	136,626	6,396	76,108
Class R3	132,717	1,690,821	70,600	936,870	40,799	468,778	19,415	231,423
Class R4	456,142	5,829,488	257,491	3,427,183	266,156	3,066,121	181,330	2,165,083
	910,055	$11,591,325	510,915	$6,778,727	352,197	$4,053,964	227,957	$2,720,470

Shares reacquired
Class A	(660,455)	$(8,640,570)	(1,832,780)	$(24,599,591)	(142,034)	$(1,674,921)	(54,761)	$(659,780)
Class B	(90,918)	(1,173,598)	(119,814)	(1,590,531)	(17,021)	(195,760)	(17,546)	(210,635)
Class C	(318,241)	(4,057,162)	(291,149)	(3,826,761)	(65,687)	(749,210)	(26,215)	(310,566)
Class I	(356,256)	(4,807,327)	(82,988)	(1,123,440)	(45,278)	(540,123)	(3,915)	(47,088)
Class R1	(181,555)	(2,343,448)	(209,400)	(2,781,048)	(7,474)	(86,994)	(2)	(22)
Class R2	(1,869,798)	(24,232,834)	(1,800,816)	(23,871,509)	(44,670)	(524,340)	(67,433)	(806,219)
Class R3	(975,143)	(12,825,278)	(1,230,227)	(16,476,891)	(220,457)	(2,582,279)	(237,524)	(2,873,053)
Class R4	(1,825,193)	(24,005,120)	(2,926,416)	(39,299,820)	(1,090,497)	(12,865,803)	(812,551)	(9,775,551)
	(6,277,559)	$(82,085,337)	(8,493,590)	$(113,569,591)	(1,633,118)	$(19,219,430)	(1,219,947)	$(14,682,914)

Net change
Class A	138,107	$1,743,616	(839,300)	$(11,340,268)	348,939	$4,039,580	363,423	$4,362,982
Class B	(1,206)	(16,898)	(47,588)	(634,279)	16,494	191,342	21,225	252,305
Class C	(49,503)	(651,513)	(43,125)	(574,578)	61,431	727,086	65,803	784,605
Class I	(198,247)	(2,725,446)	317,497	4,315,816	232,422	2,753,765	117,120	1,422,237
Class R1	(104,978)	(1,348,646)	(99,894)	(1,328,262)	(5,981)	(68,910)	3,211	38,239
Class R2	(226,100)	(2,968,465)	(358,456)	(4,683,062)	293,225	3,361,712	22,799	277,539
Class R3	1,083,493	13,617,366	447,745	5,908,595	858,306	10,009,015	292,168	3,464,637
Class R4	834,081	10,890,982	602,332	8,168,322	903,132	10,380,626	2,430,097	29,200,000
	1,475,647	$18,540,996	(20,789)	$(167,716)	2,707,968	$31,394,216	3,315,846	$39,802,544

Notes to Financial Statements – continued

	MFS Lifetime 2030 Fund				MFS Lifetime 2035 Fund
	Year ended 4/30/16		Year ended 4/30/15		Year ended 4/30/16		Year ended 4/30/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	689,198	$9,555,121	931,686	$13,263,124	219,378	$2,709,616	234,706	$2,992,836
Class B	118,075	1,604,364	75,756	1,063,598	42,083	524,528	44,347	557,116
Class C	272,390	3,716,907	315,558	4,416,461	56,550	695,151	84,883	1,071,222
Class I	143,383	2,000,493	311,368	4,475,189	65,964	815,143	161,401	2,038,834
Class R1	135,538	1,866,623	157,628	2,208,599	2,256	27,466	3,632	45,853
Class R2	2,123,398	28,948,820	1,703,855	24,010,093	284,579	3,443,927	96,267	1,219,921
Class R3	2,332,159	31,684,269	1,668,805	23,613,250	787,241	9,699,549	624,943	7,910,107
Class R4	2,493,640	34,743,955	4,232,669	60,505,004	1,467,835	18,087,142	2,681,910	34,106,742
	8,307,781	$114,120,552	9,397,325	$133,555,318	2,925,886	$36,002,522	3,932,089	$49,942,631

Shares issued to shareholders in reinvestment of distributions
Class A	86,997	$1,189,245	45,837	$649,048	16,236	$197,921	8,655	$109,049
Class B	13,346	180,570	5,008	70,208	2,240	27,176	738	9,270
Class C	21,787	293,257	8,008	111,709	3,414	41,272	1,666	20,846
Class I	2,290	31,483	14,351	204,221	4	50	4,819	60,858
Class R1	9,664	131,233	6,260	87,895	152	1,857	166	2,095
Class R2	147,246	1,998,131	69,810	981,531	9,521	115,876	5,045	63,519
Class R3	151,468	2,067,537	73,565	1,040,209	36,937	450,630	16,138	203,656
Class R4	399,677	5,483,573	188,222	2,674,636	214,324	2,619,040	121,502	1,534,564
	832,475	$11,375,029	411,061	$5,819,457	282,828	$3,453,822	158,729	$2,003,857

Shares reacquired
Class A	(489,598)	$(6,695,862)	(901,891)	$(12,894,217)	(122,480)	$(1,544,450)	(35,172)	$(448,064)
Class B	(98,237)	(1,330,185)	(79,325)	(1,115,358)	(15,226)	(187,516)	(4,008)	(50,599)
Class C	(241,292)	(3,243,988)	(246,652)	(3,455,001)	(53,517)	(630,562)	(6,989)	(87,620)
Class I	(74,248)	(1,057,611)	(105,619)	(1,523,730)	(19,427)	(242,769)	(10,336)	(129,685)
Class R1	(246,342)	(3,382,793)	(383,086)	(5,338,415)	(6,745)	(82,283)	(42)	(537)
Class R2	(1,784,564)	(24,488,346)	(1,561,435)	(21,910,456)	(113,750)	(1,391,038)	(30,091)	(383,014)
Class R3	(897,598)	(12,626,574)	(978,832)	(13,884,450)	(152,955)	(1,883,271)	(188,856)	(2,406,131)
Class R4	(1,292,943)	(18,054,429)	(2,134,944)	(30,408,142)	(595,297)	(7,345,632)	(550,006)	(6,964,666)
	(5,124,822)	$(70,879,788)	(6,391,784)	$(90,529,769)	(1,079,397)	$(13,307,521)	(825,500)	$(10,470,316)

Net change
Class A	286,597	$4,048,504	75,632	$1,017,955	113,134	$1,363,087	208,189	$2,653,821
Class B	33,184	454,749	1,439	18,448	29,097	364,188	41,077	515,787
Class C	52,885	766,176	76,914	1,073,169	6,447	105,861	79,560	1,004,448
Class I	71,425	974,365	220,100	3,155,680	46,541	572,424	155,884	1,970,007
Class R1	(101,140)	(1,384,937)	(219,198)	(3,041,921)	(4,337)	(52,960)	3,756	47,411
Class R2	486,080	6,458,605	212,230	3,081,168	180,350	2,168,765	71,221	900,426
Class R3	1,586,029	21,125,232	763,538	10,769,009	671,223	8,266,908	452,225	5,707,632
Class R4	1,600,374	22,173,099	2,285,947	32,771,498	1,086,862	13,360,550	2,253,406	28,676,640
	4,015,434	$54,615,793	3,416,602	$48,845,006	2,129,317	$26,148,823	3,265,318	$41,476,172

Notes to Financial Statements – continued

	MFS Lifetime 2040 Fund				MFS Lifetime 2045 Fund
	Year ended 4/30/16		Year ended 4/30/15		Year ended 4/30/16		Year ended 4/30/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	567,455	$7,995,098	583,250	$8,414,065	197,108	$2,462,552	119,960	$1,545,769
Class B	54,026	754,127	50,882	729,309	25,467	316,375	5,948	76,332
Class C	230,873	3,197,904	225,672	3,189,270	45,683	567,172	39,578	505,854
Class I	197,001	2,831,331	144,525	2,088,956	82,038	1,032,062	76,535	974,570
Class R1	89,347	1,241,943	137,610	1,957,577	6,267	81,352	3,026	38,714
Class R2	1,882,862	26,179,671	1,512,759	21,670,755	196,646	2,400,433	82,677	1,055,100
Class R3	1,571,588	21,853,956	1,219,616	17,510,820	526,820	6,523,715	422,963	5,375,445
Class R4	2,435,153	34,527,369	4,192,848	60,948,116	1,333,519	16,518,852	1,810,885	23,183,716
	7,028,305	$98,581,399	8,067,162	$116,508,868	2,413,548	$29,902,513	2,561,572	$32,755,500

Shares issued to shareholders in reinvestment of distributions
Class A	59,517	$830,256	29,699	$427,966	8,365	$103,808	3,426	$43,713
Class B	7,852	108,831	2,548	36,492	787	9,724	371	4,720
Class C	14,614	200,358	4,925	69,733	1,281	15,805	594	7,544
Class I	775	10,866	11,883	172,192	50	618	1,374	17,546
Class R1	9,154	126,147	3,884	55,273	226	2,814	139	1,768
Class R2	128,040	1,774,628	54,587	781,672	5,398	66,769	2,123	27,021
Class R3	91,698	1,278,267	39,601	570,258	21,543	267,127	8,479	108,196
Class R4	390,486	5,474,615	164,760	2,385,727	123,481	1,533,640	66,746	852,346
	702,136	$9,803,968	311,887	$4,499,313	161,131	$2,000,305	83,252	$1,062,854

Shares reacquired
Class A	(405,382)	$(5,656,560)	(643,773)	$(9,394,745)	(53,957)	$(672,174)	(21,205)	$(273,114)
Class B	(38,736)	(539,312)	(49,320)	(705,984)	(9,866)	(121,176)	(1,159)	(15,129)
Class C	(318,518)	(4,470,584)	(185,828)	(2,622,868)	(27,780)	(345,582)	(4,127)	(51,817)
Class I	(89,784)	(1,220,182)	(163,415)	(2,357,619)	(29,372)	(359,501)	(12,887)	(163,524)
Class R1	(96,142)	(1,356,818)	(339,213)	(4,816,117)	(7,495)	(92,442)	(161)	(2,099)
Class R2	(1,417,024)	(19,829,812)	(1,340,472)	(19,137,651)	(49,758)	(607,846)	(20,601)	(261,610)
Class R3	(720,446)	(10,181,391)	(804,710)	(11,610,248)	(108,094)	(1,353,047)	(125,111)	(1,608,305)
Class R4	(1,386,367)	(19,776,972)	(1,790,053)	(25,916,992)	(353,598)	(4,442,463)	(276,732)	(3,555,113)
	(4,472,399)	$(63,031,631)	(5,316,784)	$(76,562,224)	(639,920)	$(7,994,231)	(461,983)	$(5,930,711)

Net change
Class A	221,590	$3,168,794	(30,824)	$(552,714)	151,516	$1,894,186	102,181	$1,316,368
Class B	23,142	323,646	4,110	59,817	16,388	204,923	5,160	65,923
Class C	(73,031)	(1,072,322)	44,769	636,135	19,184	237,395	36,045	461,581
Class I	107,992	1,622,015	(7,007)	(96,471)	52,716	673,179	65,022	828,592
Class R1	2,359	11,272	(197,719)	(2,803,267)	(1,002)	(8,276)	3,004	38,383
Class R2	593,878	8,124,487	226,874	3,314,776	152,286	1,859,356	64,199	820,511
Class R3	942,840	12,950,832	454,507	6,470,830	440,269	5,437,795	306,331	3,875,336
Class R4	1,439,272	20,225,012	2,567,555	37,416,851	1,103,402	13,610,029	1,600,899	20,480,949
	3,258,042	$45,353,736	3,062,265	$44,445,957	1,934,759	$23,908,587	2,182,841	$27,887,643

Notes to Financial Statements – continued

	MFS Lifetime 2050 Fund				MFS Lifetime 2055 Fund
	Year ended 4/30/16		Year ended 4/30/15		Year ended 4/30/16		Year ended 4/30/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	235,969	$3,555,726	231,058	$3,586,661	128,636	$1,604,689	49,093	$631,060
Class B	19,652	294,478	12,589	194,967	9,300	114,281	6,600	85,030
Class C	50,727	755,777	47,804	732,195	29,683	366,191	41,449	528,479
Class I	56,146	838,855	24,271	375,474	37,622	474,877	12,545	161,510
Class R1	10,079	150,667	33,826	517,923	947	11,769	535	6,885
Class R2	805,165	11,947,830	560,957	8,642,068	106,831	1,322,636	44,196	566,543
Class R3	584,938	8,632,314	409,522	6,256,662	195,573	2,431,931	144,688	1,844,790
Class R4	1,638,261	24,794,394	1,930,848	29,838,718	547,089	6,761,291	310,429	3,992,604
	3,400,937	$50,970,041	3,250,875	$50,144,668	1,055,681	$13,087,665	609,535	$7,816,901

Shares issued to shareholders in reinvestment of distributions
Class A	13,433	$201,502	8,208	$126,645	2,863	$35,757	1,170	$14,964
Class B	1,148	17,076	633	9,683	267	3,339	190	2,433
Class C	2,110	31,256	1,277	19,452	1,039	12,883	679	8,625
Class I	156	2,332	1,649	25,380	107	1,342	480	6,151
Class R1	369	5,472	1,015	15,476	58	732	108	1,377
Class R2	28,943	430,097	13,094	200,213	2,141	26,697	688	8,798
Class R3	21,074	314,424	8,763	134,515	5,611	70,138	1,957	25,030
Class R4	127,354	1,905,212	72,308	1,112,095	14,486	181,371	5,378	68,887
	194,587	$2,907,371	106,947	$1,643,459	26,572	$332,259	10,650	$136,265

Shares reacquired
Class A	(106,636)	$(1,552,810)	(190,046)	$(2,971,630)	(50,394)	$(628,487)	(5,697)	$(73,059)
Class B	(16,582)	(244,014)	(5,203)	(80,881)	(6,687)	(82,126)	(39)	(497)
Class C	(51,115)	(756,866)	(11,569)	(175,936)	(21,787)	(274,020)	(2,671)	(34,208)
Class I	(24,471)	(367,021)	(10,069)	(157,842)	(19,334)	(242,751)	(21,354)	(262,034)
Class R1	(13,414)	(200,344)	(48,577)	(736,552)	(6,876)	(85,196)	(28)	(356)
Class R2	(391,449)	(5,764,922)	(209,548)	(3,216,382)	(20,325)	(254,766)	(6,792)	(86,011)
Class R3	(119,862)	(1,812,773)	(170,429)	(2,633,559)	(69,483)	(872,244)	(39,236)	(508,782)
Class R4	(1,039,628)	(15,778,101)	(821,641)	(12,717,497)	(92,651)	(1,151,113)	(56,891)	(733,016)
	(1,763,157)	$(26,476,851)	(1,467,082)	$(22,690,279)	(287,537)	$(3,590,703)	(132,708)	$(1,697,963)

Net change
Class A	142,766	$2,204,418	49,220	$741,676	81,105	$1,011,959	44,566	$572,965
Class B	4,218	67,540	8,019	123,769	2,880	35,494	6,751	86,966
Class C	1,722	30,167	37,512	575,711	8,935	105,054	39,457	502,896
Class I	31,831	474,166	15,851	243,012	18,395	233,468	(8,329)	(94,373)
Class R1	(2,966)	(44,205)	(13,736)	(203,153)	(5,871)	(72,695)	615	7,906
Class R2	442,659	6,613,005	364,503	5,625,899	88,647	1,094,567	38,092	489,330
Class R3	486,150	7,133,965	247,856	3,757,618	131,701	1,629,825	107,409	1,361,038
Class R4	725,987	10,921,505	1,181,515	18,233,316	468,924	5,791,549	258,916	3,328,475
	1,832,367	$27,400,561	1,890,740	$29,097,848	794,716	$9,829,221	487,477	$6,255,203

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks

Notes to Financial Statements – continued

for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the year ended April 30, 2016, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	Income Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
Commitment Fee	$1,944	$176	$1,201	$483	$1,408
Interest Expense	—	—	—	—	—

	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Commitment Fee	$403	$1,088	$246	$343	$49
Interest Expense	—	—	—	—	—

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	Lifetime Income Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount		Ending Shares/Par Amount
MFS Absolute Return Fund	1,148,747	88,481	(70,963)		1,166,265
MFS Commodity Strategy Fund	798,738	254,107	(96,380)		956,465
MFS Emerging Markets Debt Fund	738,664	68,845	(47,758)		759,751
MFS Emerging Markets Debt Local Currency Fund	712,954	160,997	(79,616)		794,335
MFS Global Bond Fund	3,163,368	244,419	(325,724)		3,082,063
MFS Global Real Estate Fund	335,202	70,735	(64,030)		341,907
MFS Government Securities Fund	5,403,905	496,616	(520,183)		5,380,338
MFS Growth Fund	293,971	58,403	(56,093)		296,281
MFS High Income Fund	4,674,326	713,816	(351,907)		5,036,235
MFS Inflation-Adjusted Bond Fund	5,216,982	423,679	(421,079)		5,219,582
MFS Institutional Money Market Portfolio	459,319	53,768,267	(53,611,044)		616,542
MFS International Growth Fund	193,896	39,457	(28,209)		205,144
MFS International Value Fund	150,944	25,770	(23,437)		153,277
MFS Limited Maturity Fund	18,325,377	1,458,778	(1,543,529)		18,240,626
MFS Mid Cap Growth Fund	1,072,685	234,862	(192,656)		1,114,891
MFS Mid Cap Value Fund	775,586	179,891	(139,001)		816,476
MFS New Discovery Fund	204,722	64,937	(43,523)		226,136
MFS New Discovery Value Fund	411,255	93,033	(75,062)		429,226
MFS Research Fund	557,139	125,799	(88,112)		594,826
MFS Research International Fund	926,737	280,278	(143,089)		1,063,926
MFS Total Return Bond Fund	10,034,020	925,196	(808,341)		10,150,875
MFS Value Fund	621,456	117,224	(101,257)		637,423

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Absolute Return Fund	$(52,742)	$—	$98,424		$10,962,894
MFS Commodity Strategy Fund	(329,649)	—	23,284		5,643,141
MFS Emerging Markets Debt Fund	(50,439)	—	511,265		10,978,397
MFS Emerging Markets Debt Local Currency Fund	(107,380)	—	15,930	(a)	5,536,518
MFS Global Bond Fund	(639,045)	—	(111,318)	(a)	27,584,462
MFS Global Real Estate Fund	(34,995)	253,479	117,788		5,436,317
MFS Government Securities Fund	(213,115)	—	1,271,516		54,610,434
MFS Growth Fund	182,616	733,350	—		21,554,418
MFS High Income Fund	(112,542)	—	943,416		16,518,850
MFS Inflation-Adjusted Bond Fund	(429,088)	—	469,738		54,910,006
MFS Institutional Money Market Portfolio	—	—	2,002		616,542
MFS International Growth Fund	6,243	3,111	58,192		5,426,058
MFS International Value Fund	33,902	89,659	83,737		5,398,413
MFS Limited Maturity Fund	(257,041)	—	1,496,021		109,261,347

Notes to Financial Statements – continued

	Lifetime Income Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Mid Cap Growth Fund	$103,163	$408,628	$—		$16,232,812
MFS Mid Cap Value Fund	(28,361)	611,007	101,320		16,362,182
MFS New Discovery Fund	(18,348)	—	—		5,440,825
MFS New Discovery Value Fund	(6,742)	132,983	31,657		5,459,751
MFS Research Fund	12,643	1,192,184	222,931		21,681,425
MFS Research International Fund	(69,023)	—	312,000		16,299,348
MFS Total Return Bond Fund	(238,234)	394,087	3,404,945		109,527,937
MFS Value Fund	(13,063)	741,629	415,532		21,812,621
	$(2,261,240)	$4,560,117	$9,468,380		$547,254,698

	Lifetime 2015 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount		Ending Shares/Par Amount
MFS Absolute Return Fund	108,428	22,897	(16,923)		114,402
MFS Commodity Strategy Fund	76,123	37,268	(19,827)		93,564
MFS Emerging Markets Debt Fund	72,934	14,830	(13,316)		74,448
MFS Emerging Markets Debt Local Currency Fund	73,733	25,102	(20,779)		78,056
MFS Global Bond Fund	299,144	66,266	(62,894)		302,516
MFS Global Real Estate Fund	31,738	11,852	(9,915)		33,675
MFS Government Securities Fund	509,685	113,130	(93,945)		528,870
MFS Growth Fund	29,016	8,903	(8,507)		29,412
MFS High Income Fund	467,389	116,089	(91,851)		491,627
MFS Inflation-Adjusted Bond Fund	491,306	107,535	(86,754)		512,087
MFS Institutional Money Market Portfolio	132,138	14,590,261	(14,585,275)		137,124
MFS International Growth Fund	19,985	6,795	(6,539)		20,241
MFS International Value Fund	15,550	4,585	(4,950)		15,185
MFS Limited Maturity Fund	1,654,434	373,080	(235,833)		1,791,681
MFS Mid Cap Growth Fund	104,421	33,580	(27,724)		110,277
MFS Mid Cap Value Fund	75,463	26,005	(21,218)		80,250
MFS New Discovery Fund	19,376	8,746	(5,805)		22,317
MFS New Discovery Value Fund	38,914	14,074	(10,801)		42,187
MFS Research Fund	54,995	19,130	(15,376)		58,749
MFS Research International Fund	90,385	40,596	(26,147)		104,834
MFS Total Return Bond Fund	925,780	220,200	(150,617)		995,363
MFS Value Fund	61,323	19,822	(18,494)		62,651

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Absolute Return Fund	$(7,020)	$—	$9,241		$1,075,379
MFS Commodity Strategy Fund	(60,744)	—	2,227		552,027
MFS Emerging Markets Debt Fund	(22,329)	—	48,441		1,075,775
MFS Emerging Markets Debt Local Currency Fund	(25,600)	—	238	(a)	544,052
MFS Global Bond Fund	(112,021)	—	(12,018	)(a)	2,707,523
MFS Global Real Estate Fund	(1,813)	23,523	10,927		535,427
MFS Government Securities Fund	(26,908)	—	118,952		5,368,033
MFS Growth Fund	49,878	69,232	—		2,139,719
MFS High Income Fund	(21,811)	—	89,920		1,612,536
MFS Inflation-Adjusted Bond Fund	(90,120)	—	44,230		5,387,153
MFS Institutional Money Market Portfolio	—	—	322		137,124
MFS International Growth Fund	3,562	293	5,477		535,370
MFS International Value Fund	10,069	8,410	7,853		534,833
MFS Limited Maturity Fund	(30,606)	—	138,990		10,732,168
MFS Mid Cap Growth Fund	17,149	38,592	—		1,605,635
MFS Mid Cap Value Fund	2,269	57,966	9,612		1,608,208
MFS New Discovery Fund	(6,352)	—	—		536,941
MFS New Discovery Value Fund	(2,355)	12,662	3,015		536,615

Notes to Financial Statements – continued

	Lifetime 2015 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Research Fund	$16,704	$112,289	$20,997		$2,141,407
MFS Research International Fund	(8,255)	—	29,009		1,606,065
MFS Total Return Bond Fund	(51,035)	36,438	317,244		10,739,963
MFS Value Fund	17,259	69,468	39,476		2,143,921
	$(350,079)	$428,873	$884,153		$53,855,874

	Lifetime 2020 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount		Ending Shares/Par Amount
MFS Absolute Return Fund	726,200	95,399	(28,743)		792,856
MFS Commodity Strategy Fund	632,482	143,354	(118,205)		657,631
MFS Emerging Markets Debt Fund	736,486	69,316	(58,362)		747,440
MFS Emerging Markets Debt Local Currency Fund	952,304	183,911	(111,115)		1,025,100
MFS Global Bond Fund	2,093,779	221,159	(230,212)		2,084,726
MFS Global Real Estate Fund	242,441	38,503	(48,551)		232,393
MFS Government Securities Fund	3,566,820	457,697	(381,952)		3,642,565
MFS Growth Fund	302,401	42,407	(53,972)		290,836
MFS High Income Fund	5,162,004	696,280	(388,966)		5,469,318
MFS Inflation-Adjusted Bond Fund	3,352,589	422,259	(244,664)		3,530,184
MFS Institutional Money Market Portfolio	115,762	42,490,636	(42,575,344)		31,054
MFS International Growth Fund	271,415	35,196	(42,126)		264,485
MFS International New Discovery Fund	11,449	—	(11,449)		—
MFS International Value Fund	210,802	22,937	(36,256)		197,483
MFS Limited Maturity Fund	5,494,568	1,515,929	(142,957)		6,867,540
MFS Mid Cap Growth Fund	1,017,858	145,945	(181,017)		982,786
MFS Mid Cap Value Fund	733,189	112,435	(123,375)		722,249
MFS New Discovery Fund	143,479	35,581	(24,922)		154,138
MFS New Discovery Value Fund	285,957	53,962	(46,869)		293,050
MFS Research Fund	572,063	96,929	(83,932)		585,060
MFS Research International Fund	865,645	193,055	(114,765)		943,935
MFS Total Return Bond Fund	4,757,242	873,645	(282,055)		5,348,832
MFS Value Fund	636,848	93,362	(101,596)		628,614

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Absolute Return Fund	$(24,283)	$—	$65,276		$7,452,851
MFS Commodity Strategy Fund	(372,381)	—	15,916		3,880,022
MFS Emerging Markets Debt Fund	(114,613)	—	507,790		10,800,513
MFS Emerging Markets Debt Local Currency Fund	(163,423)	—	17,222	(a)	7,144,948
MFS Global Bond Fund	(436,035)	—	(85,839	)(a)	18,658,300
MFS Global Real Estate Fund	44,529	171,356	79,649		3,695,045
MFS Government Securities Fund	(120,811)	—	849,979		36,972,040
MFS Growth Fund	741,639	732,783	—		21,158,284
MFS High Income Fund	(119,298)	—	1,040,050		17,939,364
MFS Inflation-Adjusted Bond Fund	(268,754)	—	313,996		37,137,539
MFS Institutional Money Market Portfolio	—	—	706		31,054
MFS International Growth Fund	44,366	4,098	76,651		6,995,619
MFS International New Discovery Fund	185,314	—	2		—
MFS International Value Fund	149,579	118,093	110,293		6,955,355
MFS Limited Maturity Fund	(22,673)	—	505,029		41,136,562
MFS Mid Cap Growth Fund	600,251	363,080	—		14,309,359
MFS Mid Cap Value Fund	309,636	546,728	90,662		14,473,862
MFS New Discovery Fund	20,902	—	—		3,708,557
MFS New Discovery Value Fund	32,106	89,783	21,374		3,727,594
MFS Research Fund	159,628	1,189,494	222,428		21,325,453
MFS Research International Fund	64,026	—	276,299		14,461,079

Notes to Financial Statements – continued

	Lifetime 2020 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Total Return Bond Fund	$(105,125)	$199,938	$1,706,234		$57,713,892
MFS Value Fund	211,797	739,731	419,022		21,511,180
	$816,377	$4,155,084	$6,232,739		$371,188,472

	Lifetime 2025 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount		Ending Shares/Par Amount
MFS Absolute Return Fund	135,448	63,423	(12,863)		186,008
MFS Commodity Strategy Fund	587,168	305,576	(134,877)		757,867
MFS Emerging Markets Debt Fund	261,593	88,911	(23,237)		327,267
MFS Emerging Markets Debt Local Currency Fund	338,504	156,237	(39,671)		455,070
MFS Emerging Markets Equity Fund	3,962	—	(3,962)		—
MFS Global Bond Fund	709,122	254,114	(80,227)		883,009
MFS Global Real Estate Fund	165,268	47,834	(28,776)		184,326
MFS Government Securities Fund	1,164,875	488,619	(108,075)		1,545,419
MFS Growth Fund	143,594	37,362	(14,558)		166,398
MFS High Income Fund	1,839,457	740,886	(175,880)		2,404,463
MFS Inflation-Adjusted Bond Fund	839,670	344,641	(87,158)		1,097,153
MFS Institutional Money Market Portfolio	175,511	32,671,031	(32,712,126)		134,416
MFS International Growth Fund	145,048	42,054	(17,302)		169,800
MFS International New Discovery Fund	47,164	7,954	(6,885)		48,233
MFS International Value Fund	112,982	27,982	(13,664)		127,300
MFS Limited Maturity Fund	—	299,425	(126)		299,299
MFS Mid Cap Growth Fund	607,984	155,269	(52,000)		711,253
MFS Mid Cap Value Fund	438,148	126,129	(45,894)		518,383
MFS New Discovery Fund	75,263	28,088	(10,163)		93,188
MFS New Discovery Value Fund	150,109	45,462	(18,469)		177,102
MFS Research Fund	262,869	86,611	(17,065)		332,415
MFS Research International Fund	443,086	202,334	(59,699)		585,721
MFS Total Return Bond Fund	896,169	463,110	(77,507)		1,281,772
MFS Value Fund	302,805	83,759	(32,465)		354,099

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Absolute Return Fund	$(5,823)	$—	$13,129		$1,748,472
MFS Commodity Strategy Fund	(440,150)	—	18,112		4,471,413
MFS Emerging Markets Debt Fund	(44,607)	—	195,374		4,729,012
MFS Emerging Markets Debt Local Currency Fund	(58,009)	—	16,094	(a)	3,171,835
MFS Emerging Markets Equity Fund	(12,452)	—	—		—
MFS Global Bond Fund	(149,097)	—	(11,159	)(a)	7,902,932
MFS Global Real Estate Fund	(23,075)	128,314	59,612		2,930,790
MFS Government Securities Fund	(34,604)	—	317,751		15,686,000
MFS Growth Fund	41,125	377,169	—		12,105,468
MFS High Income Fund	(53,050)	—	401,682		7,886,638
MFS Inflation-Adjusted Bond Fund	(93,869)	—	86,861		11,542,051
MFS Institutional Money Market Portfolio	—	—	626		134,416
MFS International Growth Fund	(12,786)	2,406	45,013		4,491,205
MFS International New Discovery Fund	555	—	16,064		1,382,841
MFS International Value Fund	2,619	68,855	64,307		4,483,520
MFS Limited Maturity Fund	(6)	—	6,579		1,792,799
MFS Mid Cap Growth Fund	2,050	244,537	—		10,355,837
MFS Mid Cap Value Fund	(42,674)	368,961	61,183		10,388,395
MFS New Discovery Fund	(18,070)	—	—		2,242,110
MFS New Discovery Value Fund	(6,725)	52,053	12,392		2,252,732
MFS Research Fund	(18,546)	614,940	114,990		12,116,537
MFS Research International Fund	(85,398)	—	159,342		8,973,244

Notes to Financial Statements – continued

	Lifetime 2025 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Total Return Bond Fund	$(27,682)	$41,585	$352,908		$13,830,318
MFS Value Fund	(32,548)	379,067	212,420		12,117,267
	$(1,112,822)	$2,277,887	$2,143,280		$156,735,832

	Lifetime 2030 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount		Ending Shares/Par Amount
MFS Absolute Return Fund	407,793	93,093	(26,923)		473,963
MFS Commodity Strategy Fund	2,414,842	866,480	(193,021)		3,088,301
MFS Emerging Markets Debt Fund	786,522	183,483	(42,265)		927,740
MFS Emerging Markets Debt Local Currency Fund	1,016,461	331,476	(50,631)		1,297,306
MFS Emerging Markets Equity Fund	141,680	29,889	(16,376)		155,193
MFS Global Bond Fund	897,515	331,384	(65,668)		1,163,231
MFS Global Real Estate Fund	771,999	127,852	(94,999)		804,852
MFS Government Securities Fund	—	484,801	—		484,801
MFS Growth Fund	607,663	91,693	(55,176)		644,180
MFS High Income Fund	5,529,551	1,611,398	(284,434)		6,856,515
MFS Inflation-Adjusted Bond Fund	1,890,956	478,734	(162,845)		2,206,845
MFS Institutional Money Market Portfolio	325,286	48,092,051	(48,048,280)		369,057
MFS International Growth Fund	734,976	106,505	(39,469)		802,012
MFS International New Discovery Fund	286,164	25,712	(19,363)		292,513
MFS International Value Fund	572,072	72,184	(45,028)		599,228
MFS Mid Cap Growth Fund	2,426,163	391,283	(154,860)		2,662,586
MFS Mid Cap Value Fund	1,744,754	293,271	(83,386)		1,954,639
MFS New Discovery Fund	313,930	77,130	(30,185)		360,875
MFS New Discovery Value Fund	620,810	107,983	(44,145)		684,648
MFS Research Fund	830,445	168,993	(27,852)		971,586
MFS Research International Fund	1,622,394	462,972	(72,281)		2,013,085
MFS Total Return Bond Fund	1,108,500	450,659	(95,029)		1,464,130
MFS Value Fund	1,276,787	183,449	(69,125)		1,391,111

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Absolute Return Fund	$(18,396)	$—	$37,805		$4,455,255
MFS Commodity Strategy Fund	(755,888)	—	73,009		18,220,976
MFS Emerging Markets Debt Fund	(92,964)	—	584,858		13,405,848
MFS Emerging Markets Debt Local Currency Fund	(85,827)	—	45,720	(a)	9,042,223
MFS Emerging Markets Equity Fund	(97,411)	—	19,917		3,977,595
MFS Global Bond Fund	(74,462)	—	(43,988	)(a)	10,410,918
MFS Global Real Estate Fund	(47,943)	589,898	274,140		12,797,145
MFS Government Securities Fund	—	—	30,089		4,920,729
MFS Growth Fund	160,068	1,580,173	—		46,864,095
MFS High Income Fund	(106,781)	—	1,199,038		22,489,370
MFS Inflation-Adjusted Bond Fund	(180,753)	—	184,901		23,216,014
MFS Institutional Money Market Portfolio	—	—	950		369,057
MFS International Growth Fund	(39,337)	12,004	224,550		21,213,221
MFS International New Discovery Fund	6,440	—	99,331		8,386,360
MFS International Value Fund	23,234	348,237	325,233		21,104,803
MFS Mid Cap Growth Fund	39,096	956,243	—		38,767,254
MFS Mid Cap Value Fund	(87,804)	1,430,103	237,147		39,170,967
MFS New Discovery Fund	(37,313)	—	—		8,682,651
MFS New Discovery Value Fund	(14,257)	207,601	49,421		8,708,721
MFS Research Fund	(43,202)	1,870,979	349,861		35,414,299
MFS Research International Fund	(98,690)	—	564,961		30,840,469
MFS Total Return Bond Fund	(35,384)	48,390	413,014		15,797,966

Notes to Financial Statements – continued

	Lifetime 2030 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Value Fund	$(62,263)	$1,587,069	$881,539		$47,603,835
	$(1,649,837)	$8,630,697	$5,551,496		$445,859,771

	Lifetime 2035 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount		Ending Shares/Par Amount
MFS Absolute Return Fund	50,975	32,253	(7,517)		75,711
MFS Commodity Strategy Fund	702,122	411,806	(102,157)		1,011,771
MFS Emerging Markets Debt Fund	98,175	61,359	(11,659)		147,875
MFS Emerging Markets Debt Local Currency	126,652	89,939	(10,258)		206,333
MFS Emerging Markets Equity Fund	54,456	24,748	(7,618)		71,586
MFS Global Bond Fund	112,174	67,672	(19,967)		159,879
MFS Global Real Estate Fund	266,973	77,020	(33,463)		310,530
MFS Growth Fund	165,044	46,175	(12,164)		199,055
MFS High Income Fund	689,914	470,414	(71,575)		1,088,753
MFS Inflation-Adjusted Bond Fund	368,316	170,891	(65,940)		473,267
MFS Institutional Money Market Portfolio	127,596	24,168,798	(24,169,311)		127,083
MFS International Growth Fund	229,115	67,483	(14,178)		282,420
MFS International New Discovery Fund	110,033	24,275	(6,315)		127,993
MFS International Value Fund	178,644	44,979	(12,082)		211,541
MFS Mid Cap Growth Fund	664,682	191,985	(34,763)		821,904
MFS Mid Cap Value Fund	480,080	143,006	(23,447)		599,639
MFS New Discovery Fund	90,869	34,335	(7,812)		117,392
MFS New Discovery Value Fund	181,724	57,002	(15,751)		222,975
MFS Research Fund	216,527	69,099	(7,146)		278,480
MFS Research International Fund	452,676	197,240	(28,946)		620,970
MFS Total Return Bond Fund	265,653	116,656	(53,448)		328,861
MFS Value Fund	348,651	91,004	(13,962)		425,693

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Absolute Return Fund	$(3,981)	$—	$5,319		$711,680
MFS Commodity Strategy Fund	(340,682)	—	22,921		5,969,449
MFS Emerging Markets Debt Fund	(24,965)	—	81,393		2,136,792
MFS Emerging Markets Debt Local Currency	(18,154)	—	10,342	(a)	1,438,144
MFS Emerging Markets Equity Fund	(57,714)	—	8,518		1,834,744
MFS Global Bond Fund	(18,370)	—	(2,569)	(a)	1,430,915
MFS Global Real Estate Fund	(32,241)	213,722	99,307		4,937,421
MFS Growth Fund	30,385	449,063	—		14,481,239
MFS High Income Fund	(26,785)	—	167,561		3,571,111
MFS Inflation-Adjusted Bond Fund	(59,294)	—	37,892		4,978,765
MFS Institutional Money Market Portfolio	—	—	511		127,083
MFS International Growth Fund	(22,313)	4,001	74,833		7,470,005
MFS International New Discovery Fund	(7,628)	—	40,888		3,669,557
MFS International Value Fund	(12,622)	114,576	107,007		7,450,487
MFS Mid Cap Growth Fund	(3,988)	278,314	—		11,966,929
MFS Mid Cap Value Fund	(28,086)	419,156	69,507		12,016,773
MFS New Discovery Fund	(15,532)	—	—		2,824,451
MFS New Discovery Value Fund	(9,178)	65,157	15,511		2,836,243
MFS Research Fund	(6,217)	511,723	95,689		10,150,589
MFS Research International Fund	(40,868)	—	166,986		9,513,254
MFS Total Return Bond Fund	(21,233)	11,595	98,250		3,548,414
MFS Value Fund	(21,888)	455,841	251,938		14,567,204
	$(741,354)	$2,523,148	$1,351,804		$127,631,249

Notes to Financial Statements – continued

	Lifetime 2040 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount		Ending Shares/Par Amount
MFS Absolute Return Fund	—	20,097	—		20,097
MFS Commodity Strategy Fund	2,284,977	1,011,926	(296,953)		2,999,950
MFS Emerging Markets Debt Fund	—	39,300	—		39,300
MFS Emerging Markets Debt Local Currency Fund	—	54,814	—		54,814
MFS Emerging Markets Equity Fund	207,518	69,235	(18,626)		258,127
MFS Global Bond Fund	—	42,424	(57)		42,367
MFS Global Real Estate Fund	951,132	205,172	(114,186)		1,042,118
MFS Growth Fund	501,672	84,352	(35,056)		550,968
MFS High Income Fund	—	289,724	—		289,724
MFS Inflation-Adjusted Bond Fund	736,598	215,476	(97,539)		854,535
MFS Institutional Money Market Portfolio	283,753	38,358,182	(38,251,309)		390,626
MFS International Growth Fund	772,666	145,932	(35,317)		883,281
MFS International New Discovery Fund	418,740	60,687	(19,252)		460,175
MFS International Value Fund	600,090	96,817	(37,857)		659,050
MFS Mid Cap Growth Fund	2,035,310	381,878	(113,262)		2,303,926
MFS Mid Cap Value Fund	1,466,299	300,170	(73,700)		1,692,769
MFS New Discovery Fund	293,767	84,726	(28,748)		349,745
MFS New Discovery Value Fund	584,322	129,628	(48,274)		665,676
MFS Research Fund	632,099	126,810	(16,748)		742,161
MFS Research International Fund	1,409,536	432,823	(66,757)		1,775,602
MFS Total Return Bond Fund	707,507	190,415	(100,651)		797,271
MFS Value Fund	1,056,120	167,553	(33,113)		1,190,560

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Absolute Return Fund	$—	$—	$537		$188,909
MFS Commodity Strategy Fund	(1,067,500)	—	70,794		17,699,706
MFS Emerging Markets Debt Fund	—	—	7,087		567,891
MFS Emerging Markets Debt Local Currency Fund	—	—	4,573	(a)	382,050
MFS Emerging Markets Equity Fund	(120,135)	—	31,306		6,615,805
MFS Global Bond Fund	—	—	1,737	(a)	379,183
MFS Global Real Estate Fund	(110,389)	754,740	350,674		16,569,682
MFS Growth Fund	57,910	1,328,742	—		40,082,930
MFS High Income Fund	—	—	15,127		950,295
MFS Inflation-Adjusted Bond Fund	(103,859)	—	71,541		8,989,705
MFS Institutional Money Market Portfolio	—	—	997		390,626
MFS International Growth Fund	(46,453)	13,020	243,555		23,362,787
MFS International New Discovery Fund	(16,689)	—	153,490		13,193,213
MFS International Value Fund	(34,980)	376,019	351,180		23,211,743
MFS Mid Cap Growth Fund	(4,680)	818,590	—		33,545,159
MFS Mid Cap Value Fund	(104,103)	1,226,888	203,449		33,923,091
MFS New Discovery Fund	(55,965)	—	—		8,414,875
MFS New Discovery Value Fund	(24,749)	199,804	47,564		8,467,393
MFS Research Fund	(32,891)	1,436,116	268,545		27,051,754
MFS Research International Fund	(80,840)	—	498,254		27,202,220
MFS Total Return Bond Fund	(37,813)	29,685	253,085		8,602,554
MFS Value Fund	(48,994)	1,337,353	741,433		40,740,976
	$(1,832,130)	$7,520,957	$3,314,928		$340,532,547

	Lifetime 2045 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount		Ending Shares/Par Amount
MFS Commodity Strategy Fund	456,832	347,521	(61,566)		742,787
MFS Emerging Markets Equity Fund	41,279	28,767	(5,252)		64,794
MFS Global Real Estate Fund	190,351	87,814	(17,466)		260,699
MFS Growth Fund	100,199	42,658	(6,167)		136,690

Notes to Financial Statements – continued

	Lifetime 2045 Fund – continued
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Inflation-Adjusted Bond Fund	147,740	77,237	(25,433)	199,544
MFS Institutional Money Market Portfolio	126,102	18,720,552	(18,725,950)	120,704
MFS International Growth Fund	153,893	75,009	(9,444)	219,458
MFS International New Discovery Fund	83,260	37,221	(4,473)	116,008
MFS International Value Fund	119,768	52,546	(7,911)	164,403
MFS Mid Cap Growth Fund	407,442	180,574	(18,961)	569,055
MFS Mid Cap Value Fund	293,584	134,104	(12,662)	415,026
MFS New Discovery Fund	58,717	32,808	(5,332)	86,193
MFS New Discovery Value Fund	116,786	55,666	(8,685)	163,767
MFS Research Fund	126,291	60,136	(4,252)	182,175
MFS Research International Fund	280,121	174,565	(20,646)	434,040
MFS Total Return Bond Fund	142,203	77,281	(25,432)	194,052
MFS Value Fund	211,346	88,746	(8,230)	291,862

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(196,618)	$—	$15,374	$4,382,442
MFS Emerging Markets Equity Fund	(38,998)	—	6,913	1,660,680
MFS Global Real Estate Fund	(20,525)	161,355	74,928	4,145,120
MFS Growth Fund	(3,661)	281,912	—	9,944,222
MFS Inflation-Adjusted Bond Fund	(22,238)	—	15,435	2,099,198
MFS Institutional Money Market Portfolio	—	—	507	120,704
MFS International Growth Fund	(23,685)	2,820	52,756	5,804,657
MFS International New Discovery Fund	(7,839)	—	33,023	3,325,941
MFS International Value Fund	(13,076)	80,634	75,307	5,790,273
MFS Mid Cap Growth Fund	(7,470)	176,217	—	8,285,443
MFS Mid Cap Value Fund	(15,799)	267,035	44,281	8,317,114
MFS New Discovery Fund	(9,445)	—	—	2,073,805
MFS New Discovery Value Fund	(6,071)	43,617	10,383	2,083,115
MFS Research Fund	(10,069)	308,115	57,616	6,640,261
MFS Research International Fund	(36,162)	—	107,374	6,649,495
MFS Total Return Bond Fund	(9,084)	6,341	54,439	2,093,817
MFS Value Fund	(18,367)	286,690	159,495	9,987,515
	$(439,107)	$1,614,736	$707,831	$83,403,802

	Lifetime 2050 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	666,622	473,890	(133,093)	1,007,419
MFS Emerging Markets Equity Fund	60,028	37,292	(8,567)	88,753
MFS Global Real Estate Fund	278,526	118,094	(39,021)	357,599
MFS Growth Fund	146,870	49,253	(8,938)	187,185
MFS Inflation-Adjusted Bond Fund	216,046	111,528	(54,618)	272,956
MFS Institutional Money Market Portfolio	371,340	20,887,424	(21,041,821)	216,943
MFS International Growth Fund	224,972	88,931	(13,511)	300,392
MFS International New Discovery Fund	121,719	44,418	(7,241)	158,896
MFS International Value Fund	175,055	62,156	(12,105)	225,106
MFS Mid Cap Growth Fund	597,199	209,366	(27,281)	779,284
MFS Mid Cap Value Fund	429,627	154,940	(16,504)	568,063
MFS New Discovery Fund	86,263	40,208	(8,407)	118,064
MFS New Discovery Value Fund	170,743	67,960	(14,457)	224,246
MFS Research Fund	184,790	70,525	(5,869)	249,446
MFS Research International Fund	409,752	214,594	(27,466)	596,880
MFS Total Return Bond Fund	208,040	110,657	(53,213)	265,484
MFS Value Fund	308,948	103,827	(13,609)	399,166

Notes to Financial Statements – continued

	Lifetime 2050 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(450,995)	$—	$22,932	$5,943,769
MFS Emerging Markets Equity Fund	(58,107)	—	10,285	2,274,744
MFS Global Real Estate Fund	(43,023)	238,475	110,729	5,685,827
MFS Growth Fund	1,787	419,319	—	13,617,682
MFS Inflation-Adjusted Bond Fund	(44,802)	—	22,245	2,871,502
MFS Institutional Money Market Portfolio	—	—	567	216,943
MFS International Growth Fund	(32,969)	4,199	78,545	7,945,377
MFS International New Discovery Fund	(12,587)	—	49,162	4,555,542
MFS International Value Fund	(24,126)	120,121	112,186	7,928,216
MFS Mid Cap Growth Fund	(8,798)	262,202	—	11,346,380
MFS Mid Cap Value Fund	(19,276)	396,955	65,825	11,383,975
MFS New Discovery Fund	(18,755)	—	—	2,840,616
MFS New Discovery Value Fund	(10,307)	64,901	15,450	2,852,414
MFS Research Fund	(14,706)	459,008	85,832	9,092,299
MFS Research International Fund	(50,351)	—	160,261	9,144,206
MFS Total Return Bond Fund	(20,539)	9,437	78,779	2,864,568
MFS Value Fund	(31,563)	427,284	233,238	13,659,459
	$(839,117)	$2,401,901	$1,046,036	$114,223,519

	Lifetime 2055 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	79,829	129,507	(30,328)	179,008
MFS Emerging Markets Equity Fund	7,220	10,359	(1,607)	15,972
MFS Global Real Estate Fund	33,550	39,152	(8,451)	64,251
MFS Growth Fund	17,721	18,954	(2,900)	33,775
MFS Inflation-Adjusted Bond Fund	25,982	33,955	(10,868)	49,069
MFS Institutional Money Market Portfolio	130,040	7,790,982	(7,773,085)	147,937
MFS International Growth Fund	27,048	31,857	(4,816)	54,089
MFS International New Discovery Fund	14,588	16,621	(2,631)	28,578
MFS International Value Fund	21,072	23,656	(4,126)	40,602
MFS Mid Cap Growth Fund	72,084	79,143	(10,848)	140,379
MFS Mid Cap Value Fund	51,777	57,732	(7,446)	102,063
MFS New Discovery Fund	10,450	12,773	(2,008)	21,215
MFS New Discovery Value Fund	20,595	23,476	(3,851)	40,220
MFS Research Fund	22,269	25,923	(3,277)	44,915
MFS Research International Fund	49,153	66,209	(8,697)	106,665
MFS Total Return Bond Fund	25,027	33,076	(10,392)	47,711
MFS Value Fund	37,212	40,072	(5,568)	71,716

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(84,224)	$—	$3,224	$1,056,146
MFS Emerging Markets Equity Fund	(10,817)	—	1,455	409,360
MFS Global Real Estate Fund	(12,177)	32,677	15,156	1,021,588
MFS Growth Fund	(8,056)	58,310	—	2,457,103
MFS Inflation-Adjusted Bond Fund	(3,114)	—	3,196	516,201
MFS Institutional Money Market Portfolio	—	—	359	147,937
MFS International Growth Fund	(12,106)	593	11,101	1,430,648
MFS International New Discovery Fund	(5,006)	—	6,911	819,340
MFS International Value Fund	(8,883)	16,926	15,807	1,429,993
MFS Mid Cap Growth Fund	(6,713)	37,054	—	2,043,915
MFS Mid Cap Value Fund	(10,932)	55,779	9,250	2,045,351
MFS New Discovery Fund	(3,791)	—	—	510,432
MFS New Discovery Value Fund	(3,397)	9,193	2,189	511,601
MFS Research Fund	(8,979)	64,272	12,018	1,637,145

Notes to Financial Statements – continued

	Lifetime 2055 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Research International Fund	$(15,852)	$—	$22,642	$1,634,108
MFS Total Return Bond Fund	(3,174)	1,320	10,937	514,800
MFS Value Fund	(13,726)	60,296	32,542	2,454,138
	$(210,947)	$336,420	$146,787	$20,639,806

(a)	Dividend income earned from the MFS Emerging Markets Debt Local Currency Fund and the MFS Global Bond Fund reflects the impact of a return of capital dividend adjustment which has the effect of reducing dividend income.

(8)	Acquisitions

At close of business on June 20, 2014, the MFS Lifetime Income Fund with net assets of approximately $394,420,562, acquired all of the assets and liabilities of MFS Lifetime 2010 Fund. The purpose of the transaction was to provide shareholders of MFS Lifetime 2010 Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 5,653,483 shares of the MFS Lifetime Income Fund (valued at approximately $69,704,946) for all of the assets and liabilities of MFS Lifetime 2010 Fund. MFS Lifetime 2010 Fund then distributed the shares of the MFS Lifetime Income Fund that MFS Lifetime 2010 Fund received from the MFS Lifetime Income Fund to its shareholders. MFS Lifetime 2010 Fund’s investments on that date were valued at approximately $69,675,874 with a cost basis of approximately $56,833,182. For financial reporting purposes, assets received and shares issued by the MFS Lifetime Income Fund were recorded at fair value; however, the cost basis of the investments received from MFS Lifetime 2010 Fund were carried forward to align ongoing reporting of the MFS Lifetime Income Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

(9)	Subsequent Events

On April 5, 2016, the Board of Trustees of the MFS Lifetime 2015 Fund approved a proposed Plan of Reorganization, whereby MFS Lifetime 2015 Fund would be reorganized into MFS Lifetime Income Fund. A shareholder vote is not required to complete the transaction. The proposed Plan of Reorganization provides for the transfer of the assets of the MFS Lifetime 2015 Fund to the MFS Lifetime Income Fund and the assumption by the MFS Lifetime Income Fund of the liabilities of the MFS Lifetime 2015 Fund in exchange solely for shares of beneficial interest in the MFS Lifetime Income Fund. Immediately following the transfer, the MFS Lifetime Income Fund shares received by the MFS Lifetime 2015 Fund will be distributed to shareholders, pro rata, and the MFS Lifetime 2015 Fund will be liquidated and terminated. It is expected that the reorganization will occur on or around August 5, 2016.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust XII and Shareholders of MFS Lifetime Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Lifetime Income Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund and MFS Lifetime 2055 Fund (the MFS Lifetime Funds) (ten of the series constituting MFS Series Trust XII) as of April 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the MFS Lifetime Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the MFS Lifetime Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the MFS Lifetime Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Lifetime Funds (ten of the series constituting the MFS Series Trust XII) at April 30, 2016, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

June 16, 2016

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of June 1, 2016, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 52)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Co-Chief Executive Officer and Director	N/A

Robin A. Stelmach (k) (age 54)	Trustee and President	January 2014	Massachusetts Financial Services Company, Executive Vice President and Chief Operating Officer	N/A

INDEPENDENT TRUSTEES
David H. Gunning (age 74)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc., Director; Development Alternatives, Inc., Director/Non-Executive Chairman

Steven E. Buller (age 64)	Trustee	February 2014	Chairman, Financial Accounting Standards Advisory Council; Standing Advisory Group, Public Company Accounting Oversight Board, Member (until 2014); BlackRock, Inc. (investment management), Managing Director (until 2014), BlackRock Finco UK (investment management), Director (until 2014)	N/A

Robert E. Butler (age 74)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

Maureen R. Goldfarb (age 61)	Trustee	January 2009	Private investor	N/A

William R. Gutow (age 74)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman (until 2014)	Texas Donuts, Vice Chairman (until 2010)

Michael Hegarty (age 71)	Trustee	December 2004	Private investor	Rouse Properties Inc., Director; Capmark Financial Group Inc., Director (until 2015)

John P. Kavanaugh (age 61)	Trustee	January 2009	Private investor	N/A

Maryanne L. Roepke (age 60)	Trustee	May 2014	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)	N/A

Laurie J. Thomsen (age 58)	Trustee	March 2005	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Robert W. Uek (age 75)	Trustee	January 2006	Consultant to investment company industry	N/A

OFFICERS
Christopher R. Bohane (k) (age 42)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A

Kino Clark (k) (age 47)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

Kristin V. Collins (k) (age 43)	Assistant Secretary and Assistant Clerk	September 2015	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Thomas H. Connors (k) (age 56)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A

Ethan D. Corey (k) (age 52)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

David L. DiLorenzo (k) (age 47)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A

Brian E. Langenfeld (k) (age 43)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kenneth Paek (k) (age 41)	Assistant Treasurer	February 2015	Massachusetts Financial Services Company, Vice President; Cohen & Steers, Vice President/Head of Fund Administration (until 2014); Morgan Stanley, Executive Director/Head of European Fund Administration (until 2012)	N/A

Susan A. Pereira (k) (age 45)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kasey L. Phillips (k) (age 45)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

Mark N. Polebaum (k) (age 64)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A

Matthew A. Stowe (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2014	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A

Frank L. Tarantino (age 72)	Independent Senior Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A

Richard S. Weitzel (k) (age 45)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

Martin J. Wolin (k) (age 48)	Chief Compliance Officer	July 2015	Massachusetts Financial Services Company, Senior Vice President and Chief Compliance Officer (since July 2015); Mercer (financial service provider), Chief Risk and Compliance Officer, North America and Latin America (until June 2015)	N/A

James O. Yost (k) (age 55)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds. Ms. Stelmach was appointed as President of the Funds as of October 1, 2014.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Trustees and Officers – continued

Each Trustee (except Ms. Stelmach, Mr. Buller and Ms. Roepke) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Buller, Butler, Kavanaugh, Uek and Ms. Roepke are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of June 1, 2016, the Trustees served as board members of 137 funds within the MFS Family of Funds.

The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company	State Street Bank and Trust Company
111 Huntington Avenue	1 Lincoln Street
Boston, MA 02199-7618	Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc.	Ernst & Young LLP
111 Huntington Avenue	200 Clarendon Street
Boston, MA 02199-7618	Boston, MA 02116
Portfolio Manager
Joseph Flaherty

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2015 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2016 income tax forms in January 2017. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds designate the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

The funds below designated the following amounts as capital gain dividends paid during the fiscal year:

Capital Gains
MFS Lifetime Income Fund	$4,445,000
MFS Lifetime 2015 Fund	$493,000
MFS Lifetime 2020 Fund	$7,395,000
MFS Lifetime 2025 Fund	$2,231,000
MFS Lifetime 2030 Fund	$7,537,000
MFS Lifetime 2035 Fund	$2,277,000
MFS Lifetime 2040 Fund	$7,380,000
MFS Lifetime 2045 Fund	$1,301,000
MFS Lifetime 2050 Fund	$1,978,000
MFS Lifetime 2055 Fund	$207,000

For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:

Dividends Received Deductions
MFS Lifetime Income Fund	11.61%
MFS Lifetime 2015 Fund	9.25%
MFS Lifetime 2020 Fund	14.71%
MFS Lifetime 2025 Fund	20.96%
MFS Lifetime 2030 Fund	31.31%
MFS Lifetime 2035 Fund	32.32%
MFS Lifetime 2040 Fund	40.00%
MFS Lifetime 2045 Fund	36.82%
MFS Lifetime 2050 Fund	38.45%
MFS Lifetime 2055 Fund	39.48%

rev. 3/16

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•  open an account or provide account information

•  direct us to buy securities or direct us to sell your securities

•  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•  sharing for affiliates’ everyday business purposes – information about your creditworthiness

•  affiliates from using your information to market to you

•  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Mses. Maryanne L. Roepke and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler, Kavanaugh and Uek and Mses. Roepke and Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification. Effective January 1, 2016, Mr. Steven E. Buller became a member of the Audit Committee and has been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Mr. Buller is an “independent” member of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). Effective January 1, 2016, Ms. Laurie J. Thomsen is no longer a member of the Audit Committee.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountant to a series of the Registrant (each a “Fund” and collectively the “Funds”). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended April 30, 2016 and 2015, audit fees billed to each Fund by E&Y were as follows:

	Audit Fees
	2016	2015
Fees billed by E&Y:
MFS Lifetime Income Fund	30,799	27,799
MFS Lifetime 2010 Fund+	N/A	0
MFS Lifetime 2015 Fund	27,172	27,172
MFS Lifetime 2020 Fund	27,799	27,799
MFS Lifetime 2025 Fund	27,172	27,172
MFS Lifetime 2030 Fund	27,799	27,799
MFS Lifetime 2035 Fund	27,172	27,172
MFS Lifetime 2040 Fund	27,799	27,799
MFS Lifetime 2045 Fund	27,172	27,172
MFS Lifetime 2050 Fund	27,272	27,272
MFS Lifetime 2055 Fund	27,172	27,172

Total	277,328	274,328

For the fiscal years ended April 30, 2016 and 2015, fees billed by E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2016	2015	2016	2015	2016	2015
Fees billed by E&Y:
To MFS Lifetime Income Fund	0	0	5,095	5,095	1,202	0
To MFS Lifetime 2010 Fund+	N/A	0	N/A	5,095	N/A	0
To MFS Lifetime 2015 Fund	0	0	4,992	4,992	1,019	0
To MFS Lifetime 2020 Fund	0	0	5,095	5,095	1,134	0
To MFS Lifetime 2025 Fund	0	0	4,992	4,992	1,049	0
To MFS Lifetime 2030 Fund	0	0	5,095	5,095	1,151	0
To MFS Lifetime 2035 Fund	0	0	4,992	4,992	1,040	0
To MFS Lifetime 2040 Fund	0	0	5,095	5,095	1,116	0
To MFS Lifetime 2045 Fund	0	0	4,992	4,992	1,024	0
To MFS Lifetime 2050 Fund	0	0	5,072	5,072	1,035	0
To MFS Lifetime 2055 Fund	0	0	4,992	4,992	1,004	0
Total fees billed by E&Y To above Funds:	0	0	50,412	55,507	10,774	0

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2016	2015	2016	2015	2016	2015
Fees billed by E&Y:
To MFS and MFS Related Entities of MFS Lifetime Income Fund*	1,786,175	0	0	0	149,169	0
To MFS and MFS Related Entities of MFS Lifetime 2010 Fund*+	N/A	0	N/A	0	N/A	0
To MFS and MFS Related Entities of MFS Lifetime 2015 Fund*	1,786,175	0	0	0	149,169	0
To MFS and MFS Related Entities of MFS Lifetime 2020 Fund*	1,786,175	0	0	0	149,169	0
To MFS and MFS Related Entities of MFS Lifetime 2025 Fund*	1,786,175	0	0	0	149,169	0
To MFS and MFS Related Entities of MFS Lifetime 2030 Fund*	1,786,175	0	0	0	149,169	0
To MFS and MFS Related Entities of MFS Lifetime 2035 Fund*	1,786,175	0	0	0	149,169	0
To MFS and MFS Related Entities of MFS Lifetime 2040 Fund*	1,786,175	0	0	0	149,169	0
To MFS and MFS Related Entities of MFS Lifetime 2045 Fund*	1,786,175	0	0	0	149,169	0
To MFS and MFS Related Entities of MFS Lifetime 2050 Fund*	1,786,175	0	0	0	149,169	0
To MFS and MFS Related Entities of MFS Lifetime 2055 Fund*	1,786,175	0	0	0	149,169	0

	Aggregate Fees for Non-audit Services
	2016	2015
Fees billed by E&Y:
To MFS Lifetime Income Fund, MFS and MFS Related Entities#	2,178,241	95,095
To MFS Lifetime 2010 Fund, MFS and MFS Related Entities#+	N/A	95,095
To MFS Lifetime 2015 Fund, MFS and MFS Related Entities#	2,177,955	94,992
To MFS Lifetime 2020 Fund, MFS and MFS Related Entities#	2,178,173	95,095
To MFS Lifetime 2025 Fund, MFS and MFS Related Entities#	2,177,985	94,992
To MFS Lifetime 2030 Fund, MFS and MFS Related Entities#	2,178,190	95,095
To MFS Lifetime 2035 Fund, MFS and MFS Related Entities#	2,177,976	94,992
To MFS Lifetime 2040 Fund, MFS and MFS Related Entities#	2,178,155	95,095
To MFS Lifetime 2045 Fund, MFS and MFS Related Entities#	2,177,960	94,992
To MFS Lifetime 2050 Fund, MFS and MFS Related Entities#	2,178,051	95,072
To MFS Lifetime 2055 Fund, MFS and MFS Related Entities#	2,177,940	94,992

+	MFS Lifetime 2010 Fund was reorganized into the MFS Lifetime Income Fund, as of June 2014, both series of MFS Series Trust XII.
*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to review of internal controls and review of Rule 38a-1 compliance program.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2016

*	Print name and title of each signing officer under his or her signature.